UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: May 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
May 31, 2022
Annual
Report
Fund Name Class A Class C Class I
Nuveen Kansas Municipal Bond Fund FKSTX FAFOX FRKSX
Nuveen Kentucky Municipal Bond Fund FKYTX FKCCX FKYRX
Nuveen Michigan Municipal Bond Fund FMITX FAFNX NMMIX
Nuveen Missouri Municipal Bond Fund FMOTX FAFPX FMMRX
Nuveen Ohio Municipal Bond Fund FOHTX FAFMX NXOHX
Nuveen Wisconsin Municipal Bond Fund FWIAX FWCCX FWIRX

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Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Portfolio Managers’ Comments 6
Risk Considerations and Dividend Information 12
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 13
Yields 32
Expense Examples 34
Report of Independent Registered Public Accounting Firm 36
Portfolios of Investments 37
Statement of Assets and Liabilities 90
Statement of Operations 92
Statement of Changes in Net Assets 93
Financial Highlights 96
Notes to Financial Statements 108
Important Tax Information 123
Additional Fund Information 124
Glossary of Terms Used in this Report 125
Annual Investment Management Agreement Approval Process 127
Liquidity Risk Management Program 134
Trustees and Officers 135

Chair’s Letter
to Shareholders
Dear Shareholders,
The first half of 2022 has been challenging for financial markets. While global economic activity began to slow from post-pandemic peaks as pent-up demand waned and crisis-era monetary and fiscal support programs were phased out, persistently high inflation and central banks’
response have contributed to heightened uncertainty about financial and economic conditions.
Inflation has surged partially due to supply chain bottlenecks and exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.
This has necessitated more forceful responses from the U.S. Federal Reserve (Fed) and other central banks, who now face an even more difficult task of slowing inflation without pulling their respective economies into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago. Larger increases of 0.50% in May and 0.75% in June
2022 followed, bringing the target fed funds rate to a range of 1.50% to 1.75%. Additional rate hikes of these larger magnitudes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. With inflation lingering at a 40-year high and consumer sentiment indicators slumping, markets are pricing increased recession risks.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chairman of the Board
June 22, 2022

Important Notices

For the Shareholders of the Nuveen Wisconsin Municipal Bond Fund
Fund Closure
Effective September 27, 2019, Nuveen Wisconsin Municipal Bond Fund closed to new and existing investors, except for dividend reinvestment plans that were elected on or before the Fund’s closing date. The Fund reserves the right to reopen at its discretion.

Portfolio Managers’
Comments
Nuveen Kansas Municipal Bond Fund
Nuveen Kentucky Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen Ohio Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors,
LLC, the Funds’ investment adviser. Portfolio managers include Steven M. Hlavin for the Nuveen Kansas Municipal Bond Fund and
Nuveen Wisconsin Municipal Bond Fund, Daniel J. Close, CFA, for the Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan
Municipal Bond Fund and Nuveen Ohio Municipal Bond Fund, and Christopher L. Drahn, CFA, for the Nuveen Missouri Municipal
Bond Fund.
Here the Funds’ portfolio managers review U.S. economic and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended May 31, 2022. For more information on the Funds’
investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and the municipal bond market during the twelve-month annual reporting period ended May 31, 2022?
After making a full recovery from the pandemic in 2021, the U.S. economy unexpectedly weakened at the start of 2022. Overall,
2021 gross domestic product (GDP) grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for COVID-19. In the first quarter of 2022, strong domestic consumer demand was offset by two factors: China’s lockdown to contain a domestic COVID-19 outbreak, and lingering supply chain disruptions that were exacerbated by the Russia-
Ukraine war. This reduced U.S. GDP by 1.5% on an annualized basis, according to the second estimate from the U.S. Bureau of
Economic Analysis.
The return of consumer demand in early 2022 put upward pressure on inflation. However, as supply chains remained under stress and labor shortages continued, inflation appeared to be more durable than initially expected. The U.S. Federal Reserve (Fed)
responded by reducing its pandemic-era support programs and beginning a more aggressive interest rate hiking cycle. Starting with a 0.25% hike in March 2022, the Fed followed with larger target rate increases of 0.50% in May 2022 and (after the close of this reporting period) 0.75% in June 2022. Interest rate and stock price volatility increased as markets considered whether the Fed could cool inflation without pulling the economy into a recession. While some pandemic-related risks appeared to be receding,
Russia’s invasion of Ukraine in late February 2022 caused significant economic consequences. Anticipated supply disruptions in energy, metals and grains caused inflationary pressures to rise. Downside risks to global economic growth increased, and economic sanctions from Western countries sought to block Russia’s access to the global financial system. A more uncertain outlook for inflation and economic growth also made the path toward monetary policy normalization more uncertain for the Fed and other central banks, contributing to elevated market volatility toward the end of the reporting period.
The broad municipal market declined over the twelve-month reporting period, primarily driven by interest rate and economic uncertainty in the second half of the reporting period. Municipal yields rose across the maturity spectrum, with a greater increase at the shorter end of the curve as markets priced in a more aggressive pace of monetary tightening. The yield curve flattened overall and shorter maturities outperformed longer maturities. Demand for municipal debt remained remarkably strong throughout 2021, but at the beginning of 2022, the municipal bond market experienced outflows. In response to the rising interest rate environment and heightened market volatility, dealers reduced their inventories and investors increased redemptions from traditional municipal bond mutual funds. For much of the reporting period, credit spreads were generally stable given relatively strong municipal fundamentals, but widening began in the later months of the period as the market sold off.
How were the economic and market environments in Kansas, Kentucky Michigan, Missouri, Ohio and Wisconsin during the twelve-month reporting period ended May 31, 2022?
Kansas’ economic growth lagged that of the nation over most of the last decade, including during the rebound in 2021 from the pandemic-led downturn. As of May 2022, the unemployment rate was a low 2.3%, below the national unemployment rate of 3.6%.
Kansas has stabilized its fiscal position over the last several years and improved reserve levels. As of fiscal year 2021 (July 1, 2020 to
June 30, 2021), Kansas had $1.7 billion in available reserves (GAAP-basis), or 24.1% of general fund expenditures. Notably, the state received $1.3 billion in state and local funding under the CARES Act and $2.6 billion in state and local funding under the American
Rescue Plan Act of 2021. As of May 2022, Moody’s maintained a Aa2 rating and stable outlook on the State of Kansas. S&P also maintained its AA- rating and stable outlook. Kansas municipal bond new issuance totaled $3.4 billion for the twelve-month period ended May 31, 2022, a 10.8% decrease from the same period a year earlier.
Kentucky’s economy is recovering well from the COVID-19 pandemic, recouping nearly all the jobs lost since 2020. As of May
2022, unemployment had declined to 3.8%, which was comparable to the 3.6% unemployment rate for the U.S. as a whole and significantly below the state’s April 2020 spike of 16.5%. Notably, the state received $1.7 billion in state and local funding under the CARES Act and $3.8 billion in state and local funding under the American Rescue Plan Act of 2021. The state continues to be pressured by its significantly underfunded pension system, one of the weakest in the nation. Kentucky does not have any outstanding general obligation debt but its implied general obligation rating and outlook as of May 2022 was Aa3 (stable) by
Moody’s and A (stable) by S&P. Kentucky municipal bond new issuance totaled $4.3 billion for the twelve-month period ended May
31, 2022, a 25.5% increase from the same period a year earlier.
Michigan’s economy and tax revenues have rebounded from the pandemic lows of 2020. Employment growth, a stable unemployment rate, and strong tax revenue growth have bolstered the state’s fiscal stability in 2022, and these trends are projected to continue into 2023. As of May 2022, the state has now regained 86.9% of the jobs lost and the unemployment rate has improved to 4.3%, compared with 3.6% for the national rate. Similar to national trends, housing values have appreciated. Anticipating revenue declines, Michigan implemented furloughs and temporary layoffs in April 2020, but revenues instead consistently outpaced projections. The state’s early action, combined with significant federal stimulus funding, kept financial operations stable and led to surplus funds available for one-time costs. Notably, the state received $3.8 billion in state and local funding under the CARES Act and $10.3 billion in state and local funding under the American Rescue Plan Act of 2021. As of May 2022, Moody’s and S&P rated
Michigan general obligation debt at Aa1 and AA, respectively. Michigan municipal bond new issuance totaled $11.7 billion for the twelve-month period ended May 31, 2022, a 2.3% increase from the same period a year earlier.
Missouri’s economic and job growth lagged the nation and most of its Midwestern peers coming out of the pandemic. However, as of May 2022, the state’s unemployment rate of 3.1% was lower than the national rate of 3.6%. Fiscal year 2021 (July 1, 2020 to June
30, 2021) concluded with a $2.1 billion general fund surplus, which bolstered available reserves to roughly $3.0 billion. Similar to the rest of the country, the state experienced a large tax windfall through year-to-date May 2022, with general tax revenues up 13.9%
compared to May 2021. Notably, the state received $2.4 billion in state and local funding under the CARES Act and $5.2 billion in state and local funding under the American Rescue Plan Act of 2021. As of May 2022, Moody’s, S&P and Fitch rated Missouri general obligation debt at Aaa/AAA/AAA with stable outlooks. Missouri municipal bond new issuance totaled $5.4 billion for the twelve-month period ended May 31, 2022, a 36% decrease from the same period a year earlier.
Ohio’s 2021 economic output, as measured by gross domestic product (GDP), was the seventh-largest in the United States. The
Ohio unemployment rate decreased to 3.9% in May 2022, compared to a national rate of 3.6%. The state ended fiscal year 2021
(July 1, 2020 to June 30, 2021) with a general revenue fund balance of $4 billion, or 9.8% of revenues. Tax revenues for the year were $1.54 billion above the original forecast. Notably, the state received $4.5 billion in state and local funding under the CARES
Act and $10.7 billion in state and local funding under the American Rescue Plan Act of 2021. As of May 2022, Moody’s and S&P
rated Ohio GO debt at Aa1 and AA+, respectively, with stable outlooks. Ohio municipal bond new issuance totaled $9.1 billion for the twelve-month period ended May 31, 2022, a 24% decrease from the same period a year earlier.
Wisconsin’s economic expansion slightly trailed the national average in recent years, but an increase in diversification and a record of fiscal discipline have helped the state maintain credit quality. Unemployment remains low, at 2.9% as of May 2022 compared to the national rate of 3.6%. The state’s labor participation rate is well above average, making for a labor market that is tighter than average. Wisconsin’s budgetary performance throughout the COVID-19 crisis has been stable. Notably, the state received $2.3 billion in state and local funding under the CARES Act and $5.7 billion in state and local funding under the American Rescue Plan
Act of 2021. As of May 2022, Wisconsin’s general obligation debt carried ratings of Aa1 from Moody’s and AA+ from S&P. S&P upgraded the state’s rating to AA+ from AA in August 2021. Wisconsin municipal bond new issuance totaled $10.5 billion for the twelve-month period ended May 31, 2022, a 5.9% increase from the same period a year earlier.
Nuveen Kansas Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Kansas state, and in some cases, local income taxes as is consistent with preservation of capital.

Portfolio Managers’ Comments
(continued)

During the reporting period, the Fund’s trading activity focused on maintaining its overall duration, credit quality and sector positioning, largely driven by investing proceeds from called or matured bonds. When making new purchases for the Fund, the municipal investment team favored issues of higher credit quality and longer duration, reflecting the relative abundance of these bonds in the Kansas marketplace. Other key portfolio additions included lower rated school district bonds, as a result of increased
Kansas state funding in these districts.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Kansas Municipal Bond Fund performed in line with the S&P Municipal Bond Kansas Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Kansas Index.
Favorable sector allocations and credit quality positioning contributed to the Fund’s relative performance. The Fund’s overweight in the outperforming utilities and industrial development revenue sectors and underweight in the lagging hospital group contributed to relative performance. The Fund had larger exposure to BBB rated bonds and non-rated securities than the benchmark, which benefited the Fund’s relative performance, as both categories outperformed. A notable individual contributor to the Fund’s performance was the stock of Energy Harbor. This equity position came into the portfolio in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former Fund holding. Energy Harbor’s shares rose meaningfully during the reporting period given the strong demand for energy generation as the economy reopened. The Fund continues to maintain an equity position in Energy Harbor. Industrial development revenue bonds backed by American Airlines,
Overland Park Convention Center and Iowa Fertilizer were also notable contributors. The Fund continues to maintain exposure to
American Airlines and Overland Park Convention Center. The Iowa Fertilizer bonds were called in May 2022 and no longer remain in the Fund’s portfolio.
Largely offsetting the Fund’s relative contributors was duration positioning. The Fund’s duration exceeded that of the index, reflecting the scarcity of shorter-duration bonds in the Kansas municipal marketplace. Individual detractors during the reporting period included lower-coupon bonds, which were typically general obligation bonds. As interest rates rose, the duration of these lower-coupon bonds lengthened more than that of higher-coupon bonds. The Fund’s primary sector allocation detractors during the reporting period included an overweight to the tobacco sector, which underperformed, and an underweight in the transportation sector, which outperformed. Buckeye Tobacco (Ohio) bonds were among the most noteworthy individual detractors from the Fund’s relative performance, as these bonds experienced more downward pressure on their prices in a falling market due to their high liquidity. The Fund continues to maintain exposure to Buckeye Tobacco (Ohio) bonds given their overall positive fundamentals and favorable supply/demand imbalances.
Nuveen Kentucky Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Kentucky state, and in some cases, local income taxes as is consistent with preservation of capital.
During the first half of the reporting period, the Fund received modest new investment inflows. With these proceeds, as well as those from bond calls and maturities, the Fund purchased longer-duration bonds across various sectors, with an emphasis on securities with lower investment grade ratings of A and BBB. When market conditions began to weaken in late 2021 and early 2022, the Fund experienced modest shareholder outflows. The Fund initially met outflows with sales of highly rated bonds, typically pre-
refunded securities. Subsequently, the Fund engaged in tax-loss swaps. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s earnings and provide tax efficiencies.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Kentucky Municipal Bond Fund underperformed the S&P Municipal Bond Kentucky Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Kentucky Index.

The primary detractor to the Fund’s relative performance was its duration positioning. The Fund had a duration longer than that of the benchmark, with an underweight to shorter-duration bonds, specifically those with durations of zero to four years, and an overweight to bonds with durations of 12 years and longer. The Fund’s longer duration meant it was more sensitive to the rise in interest rates in the second half of the reporting period. Additionally, the Fund was at a relative disadvantage as the yield curve flattened and shorter-term bonds outperformed longer-term bonds. The Fund’s notable individual detractors during the reporting period included longer-duration, lower-coupon bonds because this combination performed particularly poorly as rates rose.
Partially offsetting the Fund’s relative detractors was favorable sector positioning. The Fund was overweight to higher education, one of the best-performing sectors in the Kentucky marketplace, which caused it to outperform the index. The Fund’s underweight to state appropriation bonds was also beneficial. Additionally, credit quality allocations that contributed to the Fund’s relative performance included underweight exposure to AA rated bonds and overweight exposure to non-rated bonds.
Nuveen Michigan Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Michigan state, and in some cases, local income taxes as is consistent with preservation of capital.
During the first half of the reporting period, the Fund received new investment inflows. With these proceeds, the Fund invested in attractively valued higher-coupon bonds, mainly in the general obligation and other highly rated sectors. When municipal bond market conditions began to deteriorate in late 2021 and early 2022, shareholder outflows increased and the Fund’s trading activity shifted toward selling bonds. Specifically, the Fund engaged in tax-loss swaps. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s earnings and provide tax efficiencies.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Michigan Municipal Bond Fund underperformed the S&P Municipal Bond Michigan Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Michigan Index.
Duration positioning was the primary detractor from the Fund’s relative performance. The Fund’s duration was longer than the benchmark’s, with an underweight to shorter-duration bonds, specifically those with durations of zero to four years, and an overweight to bonds with durations of 10 years and longer. The Fund’s longer duration and interest rate sensitivity in the second half of the reporting period was a relative disadvantage as the yield curve flattened and shorter-term bonds outperformed longer-term bonds. Additional detractors included the Fund’s underweight credit quality exposure to BB rated bonds and underweight to the water/sewer sector.
Partly offsetting the Fund’s performance were holdings in highly rated shorter-duration and intermediate-duration bonds.
Additionally, the Fund’s overweight credit quality exposure in AAA rated bonds and underweight in BBB rated bonds contributed to performance. Specifically, the Fund’s overweight to local general obligation securities was beneficial, given the relative outperformance of this category.
Nuveen Missouri Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Missouri state, and in some cases, local income taxes as is consistent with preservation of capital.
As municipal market conditions weakened and shareholder redemptions grew in the second half of the reporting period, the Fund’s focus shifted to the selling of bonds with an emphasis on positions with low yields and taking tax losses. As the reporting period progressed, the municipal investment team prioritized limiting exposure to lower-coupon bonds and engaged in tax-loss swaps. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing

Portfolio Managers’ Comments
(continued)

bonds to support the Fund’s earnings and provide tax efficiencies. When the Fund did engage in new bond purchases, it favored issues with larger coupons, whose structures and reduced interest rate sensitivity were deemed attractive.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Missouri Municipal Bond Fund underperformed the S&P Municipal Bond Missouri Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Missouri Index.
The primary detractor to the Fund’s relative performance was its longer-duration positioning, which exposed the portfolio to the detrimental effect of rising interest rates. Specifically, the Fund was underweight in the shortest-duration tiers of the market, consisting of bonds with durations ranging from zero to four years, and overweight longer-duration bonds. More modest negative relative performance influences included the Fund’s exposure to certain health care bonds, an underweight to shorter-duration, pre-
refunded bonds, as well as a slight underweight in AAA rated securities, which outperformed the index.
Partially offsetting the relative detractors was an underweight in lower-coupon bonds. Lower-coupon bonds tend to be more sensitive to changes in interest rates. As a result, as interest rates rose, these lower-coupon bonds underperformed and maintaining the Fund’s underweight was beneficial. Other modest contributors to relative performance included underweight exposure in the airport and single family housing bond sectors.
Nuveen Ohio Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Ohio state, and in some cases, local income taxes as is consistent with preservation of capital.
During the first half of the reporting period, the Fund received new investment inflows. With these proceeds, as well as those from bond calls and maturities, the Fund invested in higher-coupon bonds across various sectors. When municipal bond market conditions began to deteriorate in late 2021 and early 2022, shareholder outflows increased and the Fund’s trading activity trading activity shifted toward selling bonds. Initially, the Fund’s sales were focused on lower yielding bonds, mainly pre-refunded securities.
Later, the Fund engaged in tax-loss swaps. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s earnings and provide tax efficiencies.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Ohio Municipal Bond Fund outperformed the S&P Municipal Bond Ohio Index for the twelve-
month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Ohio Index.
The largest contributor to the Fund’s relative performance was its position in the stock of Energy Harbor, which was still held in the
Fund at the end of the reporting period. This equity position came into the portfolio in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former Fund holding. Energy Harbor’s shares rose meaningfully during the reporting period given strong demand for energy generation as the economy reopened. The Fund continues to maintain its position in Energy Harbor. Additionally, the Fund’s overweight to AAA rated bonds also contributed to performance. Highly rated municipal bonds generally outperformed as investors became increasingly risk averse during the second half of the reporting period.
Partially offsetting the outperformance was the Fund’s unfavorable duration positioning. The Fund’s underweight exposure to shorter-duration bonds, specifically those with durations of two years and shorter, detracted from performance because shorter-
duration bonds are less sensitive to rising interest rates than longer-duration bonds. Additionally, the Fund’s credit quality positioning and sector allocations modestly detracted, including its overweight to BBB rated bonds and underweight to local general obligation bonds.

Nuveen Wisconsin Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Wisconsin state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, new purchases for the Fund were limited and funded by proceeds from calls and maturities of portfolio holdings. Key additions included Wisconsin bonds offering attractive yield and credit quality. These purchases included Milwaukee
School of Engineering bonds and certain senior housing bonds. Amid a limited supply of Wisconsin issues in both the primary and secondary markets, the Fund also purchased bonds affiliated with the U.S. territory of Puerto Rico, securities that may include exemption from most federal, state and local taxes. The Fund’s limited selling activity during the reporting period focused on out-of-
state holdings in Guam, Illinois and Virginia. These transactions enabled the Fund to boost its proportion of Wisconsin securities.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Wisconsin Municipal Bond Fund outperformed the S&P Municipal Bond Wisconsin Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Wisconsin Index.
The Fund’s outperformance was driven primarily by sector allocation and credit quality positioning. The portfolio’s overweight to the utility sector, which outperformed the index, and underweight exposure in state general obligation debt and hospital bonds benefited the Fund’s relative performance. The Fund was overweight non-rated securities, which broadly outpaced the index during the reporting period. The Fund’s largest individual contributor was an investment in Energy Harbor, which was still held in the Fund at the end of the reporting period. This equity position came into the portfolio in 2020 as part of the bankruptcy restructuring of
FirstEnergy Solutions, the predecessor of Energy Harbor and a former Fund holding. Energy Harbor’s shares rose meaningfully during the reporting period given strong demand for energy generation as the economy reopened. The Fund continues to maintain its position in Energy Harbor. Meaningful exposure to debt issued by two U.S. territories, the Virgin Islands and Puerto Rico, as well as bonds of the University of Wisconsin, also contributed to the Fund’s performance. The Fund continues to maintain exposure to debt issued by the Virgin Islands, Puerto Rico and bonds of the University of Wisconsin.
Partially offsetting the Fund’s outperformance was unfavorable duration positioning. The Fund had a longer duration than the benchmark, reflecting the limited supply of tax-exempt, shorter-duration securities available in the Wisconsin municipal market. This meant the Fund was disproportionately affected by rising interest rates. The Fund’s overweight to senior living and housing bonds and underweight to BBB rated securities also detracted from performance. Notable individual detractors included certain lower-
coupon Milwaukee school district bonds, which underperformed as their durations lengthened. Bonds from Three Pillars Senior
Living Communities also detracted amid investor concerns about the financial weakness in the senior housing sector. The Fund continues to maintain exposure to Milwaukee school district bonds and Three Pillars Senior Living Communities bonds, given their overall positive long-term fundamentals.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’
exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares,
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a
Fund’s effective leverage ratio.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Kansas Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
May 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Kansas Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Placeholder: Returns Snippet Content ( Fund Performance - NEME -Net Expense Ratios )
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 1/09/92 (4.68)% 1.66% 2.33% 0.79%
Class A Shares at maximum Offering Price 1/09/92 (8.71)% 0.79% 1.89% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond Kansas Index — (4.84)% 1.77% 2.67% —
Lipper Other States Municipal Debt Funds Classification Average — (6.91)% 1.10% 1.82% —
Class I Shares 2/25/97 (4.45)% 1.88% 2.53% 0.59%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (5.47)% 0.85% 1.99% 1.59%
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios, Effective Leverage Ratios and
Holding Summaries
May 31, 2022 (continued)
Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 98 .7%
Common Stocks 2 .3%
Other Assets Less Liabilities 0.7%
Net Assets Plus and
Borrowings   101 .7%
Borrowings (1.7)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Kansas 70.5%
Guam 13.3%
New York 4.3%
Puerto Rico 3.6%
Ohio 2.5%
Virgin Islands 1.4%
Texas 1.2%
Virginia 1.2%
Colorado 0.6%
Iowa 0.5%
Illinois 0.4%
California 0.3%
New Jersey 0.1%
Florida 0.1%
Pennsylvania 0.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 24.3%
Tax Obligation/Limited 21.7%
U.S. Guaranteed 12.8%
Utilities 12.2%
Health Care 7.4%
Transportation 6.7%
Consumer Staples 5.0%
Other 7.7%
Common Stocks 2.2%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 12.2%
AAA 8.9%
AA 32.6%
A 13.1%
BBB 7.6%
BB or Lower 13.5%
N/R (not rated) 9.9%
N/A (not applicable) 2.2%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Kansas personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Kentucky Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
May 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Kentucky Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 5/04/87 (7.25)% 1.35% 2.11% 0.83%
Class A Shares at maximum Offering Price 5/04/87 (11.12)% 0.49% 1.67% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond Kentucky Index — (5.33)% 2.08% 2.82% —
Lipper Other States Municipal Debt Funds Classification Average — (6.91)% 1.10% 1.82% —
Class I Shares 2/07/97 (7.05)% 1.55% 2.32% 0.63%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (8.01)% 0.55% 1.60% 1.63%
Effective Leverage Ratio 10.08%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 109 .0%
Other Assets Less Liabilities 0.0%
Net Assets Plus Floating Rate
Obligations 109 .0%
Floating Rate Obligations (9.0)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Kentucky 97.7%
Puerto Rico 2.3%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 26.6%
Education and Civic
Organizations 19.9%
Utilities 18.9%
Health Care 15.8%
U.S. Guaranteed 11.5%
Transportation 5.5%
Water and Sewer 0.9%
Other 0.9%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 11.3%
AAA 6.7%
AA 24.8%
A 40.3%
BBB 7.3%
BB or Lower 0.6%
N/R (not rated) 9.0%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Kentucky personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Michigan Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
May 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Michigan Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 6/27/85 (7.82)% 1.27% 2.42% 0.83%
Class A Shares at maximum Offering Price 6/27/85 (11.69)% 0.40% 1.98% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond Michigan Index — (5.91)% 2.14% 3.03% —
Lipper Other States Municipal Debt Funds Classification Average — (6.91)% 1.10% 1.82% —
Class I Shares 2/03/97 (7.56)% 1.49% 2.64% 0.63%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (8.51)% 0.47% 1.86% 1.63%
Effective Leverage Ratio 4.64%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage Ratios and
Holding Summaries
May 31, 2022 (continued)
Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 106 .2%
Other Assets Less Liabilities 1.2%
Net Assets Plus Floating Rate
Obligations and Borrowings   107 .4%
Borrowings (2.5)%
Floating Rate Obligations (4.9)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Michigan 97.6%
Puerto Rico 2.4%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 35.3%
Tax Obligation/Limited 16.5%
Education and Civic
Organizations 15.1%
Utilities 14.8%
Health Care 7.0%
U.S. Guaranteed 5.8%
Transportation 4.1%
Other 1.4%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.7%
AAA 8.2%
AA 63.5%
A 11.8%
BBB 0.8%
BB or Lower 0.2%
N/R (not rated) 11.8%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Michigan personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Missouri Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
May 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Missouri Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 8/03/87 (6.21)% 1.78% 2.67% 0.76%
Class A Shares at maximum Offering Price 8/03/87 (10.12)% 0.91% 2.24% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond Missouri Index — (5.40)% 1.99% 2.75% —
Lipper Other States Municipal Debt Funds Classification Average — (6.91)% 1.10% 1.82% —
Class I Shares 2/19/97 (5.94)% 2.00% 2.88% 0.56%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (6.94)% 0.98% 2.15% 1.56%
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .1%
Other Assets Less Liabilities 0.9%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Missouri 98.0%
Puerto Rico 1.6%
Guam 0.4%
Total 100%
Portfolio Composition
2
(% of total investments)
Health Care 23.0%
Tax Obligation/Limited 17.8%
Tax Obligation/General 17.6%
Utilities 17.5%
Education and Civic
Organizations 9.3%
Transportation 5.2%
Long-Term Care 3.9%
Other 5.7%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.5%
AAA 3.6%
AA 40.2%
A 27.9%
BBB 6.5%
BB or Lower 2.4%
N/R (not rated) 15.9%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Missouri personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Ohio Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
May 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Ohio Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 6/27/85 (5.36)% 1.81% 2.64% 0.77%
Class A Shares at maximum Offering Price 6/27/85 (9.30)% 0.94% 2.20% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond Ohio Index — (5.89)% 2.37% 3.45% —
Lipper Ohio Municipal Debt Funds Classification Average — (6.98)% 1.28% 2.08% —
Class I Shares 2/03/97 (5.27)% 2.00% 2.84% 0.57%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (6.24)% 1.00% 2.10% 1.57%
Effective Leverage Ratio 1.93%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage Ratios and
Holding Summaries
May 31, 2022 (continued)
Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 95 .5%
Common Stocks 3 .4%
Other Assets Less Liabilities 1.4%
Net Assets Plus and
Borrowings   100 .3%
Borrowings (0.3)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Ohio 98.4%
Puerto Rico 1.6%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 20.5%
Tax Obligation/Limited 20.3%
Utilities 16.3%
Education and Civic
Organizations 12.6%
U.S. Guaranteed 10.8%
Health Care 7.2%
Transportation 4.1%
Other 4.7%
Common Stocks 3.5%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 9.8%
AAA 19.8%
AA 36.5%
A 11.1%
BBB 1.1%
BB or Lower 1.1%
N/R (not rated) 17.2%
N/A (not applicable) 3.4%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Ohio personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Wisconsin Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
May 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Wisconsin Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 6/01/94 (4.71)% 2.32% 2.52% 0.89%
Class A Shares at maximum Offering Price 6/01/94 (8.74)% 1.46% 2.07% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond Wisconsin Index — (6.05)% 1.82% 2.57% —
Lipper Other States Municipal Debt Funds Classification Average — (6.91)% 1.10% 1.82% —
Class I Shares 2/25/97 (4.58)% 2.50% 2.71% 0.69%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (5.48)% 1.51% 2.43% 1.69%
Effective Leverage Ratio 6.60%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 100 .5%
Common Stocks 5 .3%
Other Assets Less Liabilities 0.7%
Net Assets Plus Floating Rate
Obligations 106 .5%
Floating Rate Obligations (6.5)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Wisconsin 88.6%
Puerto Rico 7.3%
Virgin Islands 1.1%
New York 0.9%
Guam 0.6%
Iowa 0.6%
Illinois 0.3%
Virginia 0.3%
Minnesota 0.2%
Maryland 0.1%
Ohio 0.0%
Pennsylvania 0.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 23.3%
Health Care 22.8%
Housing/Multifamily 19.4%
Long-Term Care 11.5%
Education and Civic
Organizations 5.9%
U.S. Guaranteed 4.5%
Other 7.6%
Common Stocks 5.0%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.5%
AA 31.0%
A 31.9%
BBB 12.5%
BB or Lower 1.2%
N/R (not rated) 13.9%
N/A (not applicable) 5.0%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Wisconsin personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Yields
as of May 31, 2022
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Kansas Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.10% 1.36% 2.42%
SEC 30-Day Yield 2.41% 1.73% 2.71%
Taxable-Equivalent Yield (46.5%)
2
4.43% 3.18% 4.98%
Nuveen Kentucky Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.43% 1.71% 2.78%
SEC 30-Day Yield 2.51% 1.84% 2.82%
Taxable-Equivalent Yield (45.8%)
2
4.63% 3.39% 5.20%
Nuveen Michigan Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 1.89% 1.16% 2.20%
SEC 30-Day Yield 2.60% 1.94% 2.91%
Taxable-Equivalent Yield (45.1%)
2
4.72% 3.52% 5.28%
Nuveen Missouri Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.25% 1.51% 2.57%
SEC 30-Day Yield 2.69% 2.02% 3.00%
Taxable-Equivalent Yield (46.1%)
2
4.93% 3.70% 5.50%
Nuveen Ohio Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 1.92% 1.20% 2.23%
SEC 30-Day Yield 2.30% 1.62% 2.61%
Taxable-Equivalent Yield (44.8%)
2
4.17% 2.93% 4.73%

Nuveen Wisconsin Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3.03% 2.34% 3.40%
SEC 30-Day Yield 2.93% 2.28% 3.26%
Taxable-Equivalent Yield (48.5%)
2
5.61% 4.37% 6.25%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended May 31, 2022.
The beginning of the period is December 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Kansas Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $943.02 $939.89 $944.32
Expenses Incurred During the Period $3.83 $7.69 $2.86
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.99 $1,017.00 $1,021.99
Expenses Incurred During the Period $3.98 $8.00 $2.97
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Kentucky Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $920.99 $917.95 $922.80
Expenses Incurred During the Period $3.74 $7.56 $2.78
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.04 $1,017.05 $1,022.04
Expenses Incurred During the Period $3.93 $7.95 $2.92
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58% and 0.58% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Nuveen Michigan Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $917.91 $914.63 $919.58
Expenses Incurred During the Period $3.78 $7.59 $2.82
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.99 $1,017.00 $1,021.99
Expenses Incurred During the Period $3.98 $8.00 $2.97
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Missouri Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $931.10 $927.69 $932.85
Expenses Incurred During the Period $3.61 $7.45 $2.65
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.19 $1,017.20 $1,022.19
Expenses Incurred During the Period $3.78 $7.80 $2.77
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.75%, 1.55% and 0.55% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Ohio Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $935.34 $931.06 $936.05
Expenses Incurred During the Period $3.67 $7.51 $2.70
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.14 $1,017.15 $1,022.14
Expenses Incurred During the Period $3.83 $7.85 $2.82
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.76%, 1.56% and 0.56% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Wisconsin Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $929.98 $926.11 $931.09
Expenses Incurred During the Period $4.14 $7.97 $3.18
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.64 $1,016.65 $1,021.64
Expenses Incurred During the Period $4.33 $8.35 $3.33
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.86%, 1.66% and 0.66% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Nuveen Multistate Trust IV and Shareholders of Nuveen Kansas Municipal Bond Fund, Nuveen
Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio
Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond
Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund and Nuveen Wisconsin Municipal
Bond Fund (six of the funds constituting Nuveen Multistate Trust IV, hereafter collectively referred to as the "Funds")
as of May 31, 2022, the related statements of operations for the year ended May 31, 2022, the statements of changes in net assets for each of the two years in the period ended May 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2022 and each of the financial highlights for each of the five years in the period ended May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 28, 2022
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Kansas Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 101.0%
MUNICIPAL BONDS - 98.7%
Consumer Staples - 5.1%
$ 7,080 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+ $ 5,507,744
980 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 995,484
1,535 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
7/22 at 100.00 Ba1 1,559,437
960 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
6/22 at 100.00 N/R 959,981
620 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call BBB 643,616
625 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 633,369
320 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 329,174
2,510 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 2,548,428
14,630 Total Consumer Staples 13,177,233
Education and Civic Organizations - 3.4%
Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series
2021:
3,000 4.000%, 9/01/47 9/30 at 100.00 A 3,001,050
2,000 4.000%, 9/01/52 9/30 at 100.00 A 1,980,200
250 Kansas Development Finance Authority, Revenue Bonds, Kansas State
University Projects, Refunding Series 2016A, 4.000%, 3/01/27
3/24 at 100.00 Aa3 256,685
1,000 Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project,
Refunding Series 2011A, 6.500%, 9/01/32 (4)
7/22 at 100.00 N/R 300,000
3,135 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 A1 3,338,524
9,385 Total Education and Civic Organizations 8,876,459
Financials - 0.5%
1,020 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 1,205,548
Health Care - 7.5%
385 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 BBB+ 404,392
Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016:
1,075 5.000%, 12/01/36 12/26 at 100.00 Ba1 1,122,526
400 5.000%, 12/01/41 12/26 at 100.00 Ba1 415,624
875 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 AA+ 942,279
2,000 Kansas Development Finance Authority, Health Facilities Revenue Bonds,
Stormont-Vail Health Care Inc., Series 2013J, 5.000%, 11/15/38
11/22 at 100.00 A2 2,033,140
Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B:
325 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call AA 367,214
740 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call AA 856,387

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A:
$ 305 5.000%, 7/01/43 7/28 at 100.00 A $ 324,676
5,000 5.000%, 7/01/48 7/28 at 100.00 A 5,293,400
285 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C, 5.000%,
11/15/52, (Mandatory Put 11/15/26)
No Opt. Call AA 313,494
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
920 5.000%, 7/01/27 No Opt. Call N/R 1,016,977
295 5.000%, 7/01/29 No Opt. Call N/R 332,002
2,000 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/45
9/25 at 100.00 AA- 2,075,340
University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System,
Series 2019B:
2,205 4.000%, 3/01/37 3/30 at 100.00 AA- 2,268,901
1,490 4.000%, 3/01/38 3/30 at 100.00 AA- 1,532,674
18,300 Total Health Care 19,299,026
Housing/Multifamily - 1.1%
3,000 Wichita, Kansas, Multifamily Housing Revenue Bonds, Wichita Senior
Housing, Series 2021-IV, 0.510%, 11/01/25, (Mandatory Put 11/01/24)
No Opt. Call N/R 2,833,650
Industrials - 0.7%
1,415 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 BBB- 1,415,312
435 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 436,879
1,850 Total Industrials 1,852,191
Long-Term Care - 2.1%
2,500 Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A, 5.250%, 11/15/53
11/23 at 103.75 N/R 1,921,075
2,715 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.375%, 5/15/43
5/23 at 100.00 N/R 2,756,539
665 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2014IV-A, 5.625%, 5/15/44
5/24 at 100.00 N/R 672,129
5,880 Total Long-Term Care 5,349,743
Tax Obligation/General - 24.5%
Allen County Unified School District 257 Iola, Kansas,
General Obligation Bonds, School Building Series 2019A:
1,120 4.000%, 9/01/33 - BAM Insured 9/28 at 100.00 AA 1,189,989
1,150 4.000%, 9/01/34 - BAM Insured 9/28 at 100.00 AA 1,219,299
1,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, Refunding Series 2016A, 4.000%, 9/01/35 - BAM Insured
9/26 at 100.00 AA 1,045,010
Johnson County Unified School District 229, Blue Valley,
Kansas, General Obligation Bonds, School Series 2020A:
2,000 3.000%, 10/01/28 No Opt. Call Aaa 2,043,080
2,500 2.500%, 10/01/39 10/30 at 100.00 Aaa 2,090,225
Johnson County Unified School District 229, Blue Valley,
Kansas, General Obligation Bonds, School Series 2022A:
2,070 5.000%, 10/01/28 No Opt. Call N/R 2,389,794
1,610 5.000%, 10/01/31 No Opt. Call N/R 1,937,748
2,250 Johnson County Unified School District 229, Blue Valley, Kansas, General
Obligation Bonds, Series 2012A, 5.000%, 10/01/23 - NPFG Insured
10/22 at 100.00 Aaa 2,274,390

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,000 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2012A,
5.000%, 10/01/23
10/22 at 100.00 AA- $ 2,021,460
2,200 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2013A,
5.000%, 10/01/28
10/23 at 100.00 AA- 2,297,482
1,490 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2016A,
5.000%, 10/01/33
10/25 at 100.00 AA- 1,613,268
10,000 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2021A,
3.000%, 10/01/41
10/30 at 100.00 Aaa 9,571,800
500 Johnson County, Kansas, General Obligation Bonds, General
Improvement Series 2016A, 5.000%, 9/01/24
No Opt. Call AAA 533,400
5,000 Johnson County, Kansas, General Obligation Bonds, Internal Improvement
Series 2018A, 4.000%, 9/01/34
9/27 at 100.00 AAA 5,304,150
620 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Refunding Series 2016, 5.000%, 9/01/26
No Opt. Call A1 689,378
1,000 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Series 2018A, 5.000%, 9/01/34
9/27 at 100.00 A1 1,124,470
1,000 Leavenworth County Unified School District 464, Tonganoxie, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2019A,
4.000%, 9/01/45
9/27 at 100.00 A1 1,015,340
2,575 Lyon County Unified School District 253 Emporia, Kansas, General
Obligation Bonds, Series 2019, 4.000%, 9/01/48
9/27 at 100.00 A1 2,615,608
Reno County, Kansas, General Obligation Bonds, Refunding
& Improvement Series 2021:
205 3.000%, 9/01/31 9/28 at 100.00 Aa3 204,124
200 3.000%, 9/01/34 9/28 at 100.00 Aa3 192,950
1,130 Riley County Unified School District 383, Manhattan-Ogen, Kansas,
General Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29
9/26 at 100.00 Aa2 1,203,970
Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B:
3,425 3.000%, 9/01/32 9/30 at 100.00 Aa2 3,393,010
2,530 3.000%, 9/01/33 9/30 at 100.00 Aa2 2,482,765
500 Sedgwick County Unified School District 259, Wichita, Kansas, General
Obligation Bonds, Refunding Series 2017A, 3.000%, 10/01/22
No Opt. Call Aa2 502,910
465 Sedgwick County Unified School District 262, Kansas, General Obligation
Bonds, Refunding Series 2017, 4.000%, 9/01/30 - BAM Insured
9/26 at 100.00 AA 496,332
Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A:
1,325 4.000%, 9/01/30 9/27 at 100.00 AA 1,422,533
1,650 4.000%, 9/01/31 9/27 at 100.00 AA 1,767,348
500 4.000%, 9/01/32 9/27 at 100.00 AA 534,445
Wichita, Kansas, General Obligation Bonds, Airport Series
2015C:
2,000 5.000%, 12/01/39, (AMT) 12/25 at 100.00 AA+ 2,149,820
500 4.250%, 12/01/44, (AMT) 12/25 at 100.00 AA+ 505,225
Wyandotte County Unified School District 203, Piper,
Kansas, General Obligation Bonds, Improvement Series
2018A:
1,240 5.000%, 9/01/39 9/28 at 100.00 AA- 1,403,023
1,000 5.000%, 9/01/40 9/28 at 100.00 AA- 1,130,100
1,000 4.000%, 9/01/48 9/28 at 100.00 AA- 1,018,460
200 Wyandotte County/Kansas City Unified Government, Kansas, General
Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28
8/24 at 100.00 AA 201,178
Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2020A:
1,515 3.000%, 8/01/30 - BAM Insured 8/28 at 100.00 AA 1,519,257
2,395 3.000%, 8/01/31 - BAM Insured 8/28 at 100.00 AA 2,385,396
61,865 Total Tax Obligation/General 63,488,737

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 21.9%
Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding
Series 2016:
$ 500 5.000%, 6/01/28 - AGM Insured 6/27 at 100.00 AA $ 562,745
1,380 5.000%, 6/01/29 - AGM Insured 6/27 at 100.00 AA 1,549,174
2,295 5.000%, 6/01/30 - AGM Insured 6/27 at 100.00 AA 2,570,928
1,320 5.000%, 6/01/31 - AGM Insured 6/27 at 100.00 AA 1,475,800
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,000 5.000%, 11/15/34 11/25 at 100.00 BB 1,059,360
250 4.000%, 11/15/39 11/25 at 100.00 BB 251,775
2,000 5.000%, 11/15/39 11/25 at 100.00 BB 2,112,860
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/24 No Opt. Call BB 1,059,800
2,000 5.000%, 12/01/25 No Opt. Call BB 2,156,060
1,000 5.000%, 12/01/30 12/26 at 100.00 BB 1,080,170
1,000 5.000%, 12/01/32 12/26 at 100.00 BB 1,076,800
2,275 5.000%, 12/01/33 12/26 at 100.00 BB 2,446,603
4,250 5.000%, 12/01/46 12/26 at 100.00 BB 4,514,818
2,630 Johnson County Community College, Kansas, Certificates of Participation,
Series 2017, 4.000%, 10/01/28
10/26 at 100.00 Aa1 2,808,945
Kansas Department of Transportation, Highway Revenue
Bonds, Series 2015B:
1,000 5.000%, 9/01/29 9/25 at 100.00 AA 1,085,130
1,500 5.000%, 9/01/35 9/25 at 100.00 AA 1,619,865
2,240 Kansas Department of Transportation, Highway Revenue Bonds, Series
2017A, 5.000%, 9/01/33
9/27 at 100.00 AA 2,508,016
Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas Projects, Series 2021P:
1,630 4.000%, 5/01/31 5/30 at 100.00 Aa3 1,787,360
3,260 3.000%, 5/01/32 5/30 at 100.00 Aa3 3,211,491
Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc.,
Series 2019H-1:
1,170 4.000%, 9/01/30 9/27 at 100.00 Aa2 1,246,635
1,350 3.000%, 9/01/34 9/27 at 100.00 Aa2 1,329,993
7,735 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 BB- 7,770,890
Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series
2012B:
200 0.000%, 12/15/29 (4) 12/22 at 100.00 N/R 100,000
200 0.000%, 12/15/34 (4) 12/22 at 100.00 N/R 100,000
2,775 Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
12/22 at 100.00 N/R 1,243,866
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2007N:
410 8.991%, 7/01/27 - AMBAC Insured (12MTA reference rate + 1.120%
spread) (5)
No Opt. Call N/R 399,627
295 5.250%, 7/01/32 - NPFG Insured No Opt. Call Baa2 307,703
430 5.250%, 7/01/33 - NPFG Insured No Opt. Call Baa2 448,395
1,000 5.250%, 7/01/36 - AGC Insured No Opt. Call AA 1,063,270
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/22 at 100.00 AA 2,014,640
1,625 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 N/R 1,500,233

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Kansas International
Speedway Corporation Project, Refunding Series 2014:
$ 1,370 5.000%, 12/01/25 12/24 at 100.00 A $ 1,467,749
1,260 5.000%, 12/01/26 12/24 at 100.00 A 1,347,986
1,175 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 N/R 1,092,233
445 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Revenue Bonds, Kansas International Speedway
Corporation, Series 1999, 0.000%, 12/01/27
No Opt. Call N/R 361,652
55,970 Total Tax Obligation/Limited 56,732,572
Transportation - 6.7%
1,120 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 BBB 1,144,606
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
1,175 6.250%, 10/01/34, (AMT) 10/23 at 100.00 Baa2 1,224,409
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/30, (AMT)
7/25 at 100.00 B 1,011,510
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvement Projects, Series 2018C, 5.000%,
7/15/28, (AMT)
No Opt. Call B 2,054,000
Kansas State Turnpike Authority, Turnpike Revenue Bonds,
Refunding Series 2019A:
1,065 5.000%, 9/01/31 9/29 at 100.00 N/R 1,240,214
1,100 5.000%, 9/01/38 9/29 at 100.00 Aa2 1,267,596
1,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding
Series 2020A, 3.000%, 9/01/26
No Opt. Call Aa2 1,026,780
1,515 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 BBB 1,567,237
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
1,705 5.000%, 8/01/26, (AMT) 6/22 at 100.00 B 1,705,119
2,155 5.000%, 8/01/31, (AMT) 6/22 at 100.00 B 2,155,151
2,000 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB 2,074,900
945 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing, OPCO LLC Project, Senior Lien Series 2012, 5.250%,
1/01/32, (AMT)
7/22 at 100.00 BBB 947,854
16,780 Total Transportation 17,419,376
U.S. Guaranteed - 12.9% (6)
2,000 Allen County, Kansas Public Building Commission Revenue Bonds, Allen
County Hospital Project, Series 2012, 5.150%, 12/01/36, (Pre-refunded
12/01/22)
12/22 at 100.00 A 2,037,400
Anderson County, Kansas, General Obligation Bonds,
Refunding and Improvent Series 2013A:
935 5.000%, 8/01/33, (Pre-refunded 8/01/23) - AGM Insured 8/23 at 100.00 AA 970,904
565 5.000%, 8/01/33, (Pre-refunded 8/01/23) - AGM Insured 8/23 at 100.00 AA 586,696
1,500 Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B,
5.000%, 6/01/42, (Pre-refunded 6/01/25), 144A
6/25 at 100.00 Baa2 1,612,110
500 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/29, (Pre-
refunded 6/01/27)
6/27 at 100.00 BBB 568,900

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
$ 775 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 $ 819,082
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
500 5.250%, 7/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 A- 518,500
2,000 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A- 2,079,340
1,250 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2015A,
5.000%, 10/01/34, (Pre-refunded 10/01/25)
10/25 at 100.00 Aaa 1,369,388
1,500 Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson
Energy Center Project, Series 2013, 5.750%, 7/01/38, (Pre-refunded
7/01/23)
7/23 at 100.00 A- 1,565,970
Kansas State Power Pool, Electric Utility Revenue Bonds,
Dogwood Energy Facility, Series 2012A:
1,265 5.000%, 12/01/23, (Pre-refunded 12/01/22) 12/22 at 100.00 A3 1,287,871
Leavenworth County Unified School District 453, Kansas,
General Obligation Bonds, Series 2018A:
365 4.000%, 9/01/37, (Pre-refunded 9/01/26) 9/26 at 100.00 Aa3 392,667
2,155 4.000%, 9/01/38, (Pre-refunded 9/01/26) 9/26 at 100.00 Aa3 2,318,349
3,000 Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health
Center, Inc., Refunding Series 2013, 5.000%, 11/15/29, (Pre-refunded
11/15/22)
11/22 at 100.00 N/R 3,049,020
2,000 Sedgwick County Unified School District 260, Kansas, General Obligation
Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40,
(Pre-refunded 10/01/26)
10/26 at 100.00 Aa3 2,240,700
1,000 Sedgwick County Unified School District 260, Kansas, General Obligation
Bonds, Refunding & School Improvement Series 2012, 5.000%,
10/01/30, (Pre-refunded 10/01/22)
10/22 at 100.00 AA- 1,012,430
5,000 Seward County Unified School District 480, Kansas, General Obligation
Bonds, Refunding Series 2017B, 4.000%, 9/01/34, (Pre-refunded
9/01/25)
9/25 at 100.00 N/R 5,302,250
1,000 Wyandotte County Unified School District 500, Kansas, General Obligation
Bonds, Improvement Series 2016A, 4.125%, 9/01/37, (Pre-refunded
9/01/26)
9/26 at 100.00 AA- 1,078,740
2,000 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37,
(Pre-refunded 9/01/22)
9/22 at 100.00 A 2,018,580
2,500 Wyandotte County-Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/32, (Pre-
refunded 9/01/22)
9/22 at 100.00 A 2,522,925
31,810 Total U.S. Guaranteed 33,351,822
Utilities - 12.3%
1,255 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (4)
No Opt. Call N/R 1,569
130 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012, 5.000%, 11/21/45, (AMT), 144A
1/23 at 100.00 BBB 130,497
600 Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities
Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series
2017, 5.000%, 9/01/27 - AGM Insured
No Opt. Call AA 672,042
100 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 A- 103,996
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
1,750 5.000%, 7/01/28 7/23 at 100.00 A- 1,793,452
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
370 5.000%, 7/01/36 7/26 at 100.00 A- 397,036
2,580 5.000%, 1/01/46 7/26 at 100.00 A- 2,750,073

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 3,750 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/40
10/27 at 100.00 BBB $ 3,953,888
1,375 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30
- AGM Insured
10/22 at 100.00 AA 1,390,936
Guam Power Authority, Revenue Bonds, Series 2014A:
1,000 5.000%, 10/01/32 10/24 at 100.00 AA 1,053,440
1,000 5.000%, 10/01/33 10/24 at 100.00 AA 1,052,710
Kansas Municipal Energy Agency, Power Project Revenue
Bonds, Dogwood Project, Series 2018A:
1,000 5.000%, 4/01/33 - BAM Insured 4/26 at 100.00 AA 1,094,660
1,000 5.000%, 4/01/34 - BAM Insured 4/26 at 100.00 AA 1,093,890
1,000 5.000%, 4/01/35 - BAM Insured 4/26 at 100.00 AA 1,093,510
Kansas State Power Pool, Electric Utility Revenue Bonds,
Dogwood Energy Facility, Series 2012A:
1,395 5.000%, 12/01/22 No Opt. Call A3 1,418,576
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (4)
No Opt. Call N/R 1,250
515 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R 644
480 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28 - AGC Insured
7/22 at 100.00 AA 489,278
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007VV:
2,480 5.250%, 7/01/27 - AGM Insured No Opt. Call AA 2,593,262
1,065 5.250%, 7/01/31 - AGM Insured No Opt. Call AA 1,118,825
Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A:
475 3.000%, 10/01/28 10/26 at 100.00 Aa3 480,230
355 3.000%, 10/01/29 10/26 at 100.00 Aa3 357,208
780 3.000%, 10/01/30 10/26 at 100.00 Aa3 781,287
580 3.000%, 10/01/31 10/26 at 100.00 Aa3 577,372
Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A:
1,520 4.000%, 8/01/29 - BAM Insured No Opt. Call AA 1,671,346
785 4.000%, 8/01/30 - BAM Insured 8/29 at 100.00 AA 856,419
740 4.000%, 8/01/31 - BAM Insured 8/29 at 100.00 AA 804,765
1,595 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
7/22 at 100.00 CCC 1,494,340
200 Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2017A,
5.000%, 10/01/22
No Opt. Call AA- 202,592
2,250 Wyandotte County-Kansas City Unified Government, Kansas, Utility System
Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40
9/25 at 100.00 A 2,365,695
33,125 Total Utilities 31,794,788
$ 253,615 Total Municipal Bonds (cost $264,951,498) 255,381,145
Shares Description (1) Value
COMMON STOCKS - 2.3%
Independent Power And Renewable Electricity Producers - 2.3%
89,726 Energy Harbor Corp (7),(8),(9) $ 5,872,567
Total Common Stocks (cost $2,547,413) 5,872,567
Total Long-Term Investments (cost $267,498,911) 261,253,712
Borrowings - (1.7)% (10),(11) (4,400,000)
Other Assets Less Liabilities - 0.7% 1,748,345
Net Assets - 100% $ 258,602,057

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, First Energy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergyGeneration Project, Refunding Series 2006A, 3.750%,
12/01/23 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project,First Energy
Guarantor, Series 2005A, 3.750%, 12/01/40.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Borrowings as a percentage of Total Investments is 1.7%.
(11) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or inverse floating rate transactions, when applicable) in the Portfolio of Investments as collateral for borrowings.
12MTA Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See accompanying notes to financial statements.

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 109.0%
MUNICIPAL BONDS - 109.0%
Education and Civic Organizations - 21.7%
$ 155 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 N/R $ 144,486
1,060 Eastern Kentucky University, General Receipts Bonds, Series 2017A,
5.000%, 4/01/26
No Opt. Call A1 1,165,237
Kentucky Bond Development Corporation, Educational
Facilities Revenue Bonds, City of Danville, Centre College
Project, Series 2021:
4,700 4.000%, 6/01/46 6/31 at 100.00 A 4,706,768
4,200 4.000%, 6/01/51 6/31 at 100.00 A 4,168,710
Kentucky Bond Development Corporation, Educational
Facilities Revenue Bonds, City of Stamping Ground,
Transylvania University Project, Refunding Series 2021A:
1,040 4.000%, 3/01/46 3/30 at 100.00 A- 1,041,269
705 4.000%, 3/01/49 3/30 at 100.00 A- 702,864
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
2,000 5.000%, 7/01/33 7/25 at 100.00 BBB+ 2,099,560
795 5.000%, 7/01/40 7/25 at 100.00 BBB+ 828,469
7,025 5.000%, 1/01/45 7/25 at 100.00 BBB+ 7,292,793
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Senior Series 2014A:
900 5.000%, 6/01/22, (AMT) No Opt. Call AAA 900,000
700 5.000%, 6/01/23, (AMT) No Opt. Call A 721,203
400 5.000%, 6/01/24, (AMT) No Opt. Call A 419,700
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Senior Series 2021A-1:
1,000 5.000%, 6/01/28, (AMT) No Opt. Call N/R 1,113,940
1,350 5.000%, 6/01/30, (AMT) No Opt. Call N/R 1,528,362
500 5.000%, 6/01/31, (AMT) No Opt. Call N/R 570,535
1,450 2.125%, 6/01/32, (AMT) 6/31 at 100.00 N/R 1,279,770
1,350 2.250%, 6/01/33, (AMT) 6/31 at 100.00 N/R 1,179,954
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Series 2019A:
1,000 5.000%, 6/01/28, (AMT) No Opt. Call A 1,088,670
700 5.000%, 6/01/29, (AMT) No Opt. Call A 765,884
Kentucky State University, Certificates of Participation, Series
2021:
500 4.000%, 11/01/41 - BAM Insured 11/31 at 100.00 AA 516,190
3,025 4.000%, 11/01/51 - BAM Insured 11/31 at 100.00 AA 3,100,413
2,850 4.000%, 11/01/56 - BAM Insured 11/31 at 100.00 AA 2,908,995
Louisville-Jefferson County Metro Government, Kentucky,
Revenue Bonds, Bellarmine University Inc Project,
Refunding & Improvement Series 2015:
1,790 5.000%, 5/01/31 5/25 at 100.00 Baa3 1,854,154
1,210 5.000%, 5/01/40 5/25 at 100.00 Baa3 1,244,920
Murray State University, Kentucky, General Receipts Bonds,
Series 2015A:
1,125 5.000%, 3/01/26 3/25 at 100.00 A1 1,207,474
1,075 5.000%, 3/01/27 3/25 at 100.00 A1 1,151,131
4,000 University of Kentucky, General Receipts Bonds, Refunding Series 2015B,
5.000%, 10/01/27
4/25 at 100.00 AA 4,297,400
4,535 University of Kentucky, General Receipts Bonds, Refunding Series 2018A,
4.000%, 10/01/32
4/26 at 100.00 AA 4,732,953
2,000 University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%,
4/01/29
4/25 at 100.00 AA 2,140,740

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 250 University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%,
4/01/32
4/25 at 100.00 AA $ 265,685
University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2016D:
1,155 5.000%, 3/01/31 9/26 at 100.00 A+ 1,267,647
3,450 5.000%, 3/01/32 9/26 at 100.00 A+ 3,785,099
University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2020A:
1,365 4.000%, 9/01/30 - AGM Insured 9/28 at 100.00 AA 1,470,092
1,420 4.000%, 9/01/31 - AGM Insured 9/28 at 100.00 AA 1,525,165
2,500 University of Louisville, Kentucky, Revenue Bonds, Refunding General
Reciepts Series 2016C, 4.000%, 9/01/28
3/26 at 100.00 A+ 2,619,325
Western Kentucky University, General Receipts Revenue
Bonds, Refunding Series 2016A:
2,690 5.000%, 9/01/25 No Opt. Call A1 2,908,455
2,820 5.000%, 9/01/26 9/25 at 100.00 A1 3,042,723
68,790 Total Education and Civic Organizations 71,756,735
Health Care - 17.2%
7,695 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019, 3.000%, 2/01/40 - AGM Insured
2/30 at 100.00 AA 6,812,537
Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian
Regional Healthcare Project, Series 2021:
1,000 4.000%, 7/01/41 7/31 at 100.00 A 1,000,630
11,190 4.000%, 7/01/51 7/31 at 100.00 A 10,937,554
8,000 Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint
Elizabeth Medical Center, Inc., Refunding Series 2016, 5.000%, 5/01/39
5/26 at 100.00 AA 8,405,760
3,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017B,
5.000%, 8/15/41
8/27 at 100.00 A2 3,176,850
500 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41
6/27 at 100.00 Baa2 527,100
6,385 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44
8/29 at 100.00 BBB+ 6,666,898
Kentucky Economic Development Finance Authority,
Revenue Bonds, CommonSpirit Health, Series 2019A-2:
100 5.000%, 8/01/37 8/29 at 100.00 BBB+ 105,229
100 5.000%, 8/01/38 8/29 at 100.00 BBB+ 105,134
2,500 5.000%, 8/01/44 8/29 at 100.00 BBB+ 2,610,375
4,500 Louisville and Jefferson County Metropolitan Government, Kentucky,
Hospital Revenue Bonds, UofL Health Project, Series 2022A, 5.000%,
5/15/52
5/32 at 100.00 N/R 4,757,715
2,610 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%,
10/01/43
10/29 at 100.00 A+ 2,229,801
2,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway
County Public Hospital Corporation Project, Refunding Series 2016,
5.000%, 8/01/37
8/26 at 100.00 Ba2 2,076,060
Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A:
900 5.000%, 4/01/23 No Opt. Call AA- 925,443
600 5.000%, 4/01/24 No Opt. Call AA- 632,250
600 5.000%, 4/01/25 No Opt. Call AA- 643,068
500 5.000%, 4/01/26 No Opt. Call AA- 546,180
500 5.000%, 4/01/27 No Opt. Call AA- 555,300
Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Series 2012A:
1,980 5.000%, 10/01/33 10/22 at 100.00 A+ 1,997,701
2,000 5.000%, 10/01/37 10/22 at 100.00 A+ 2,017,080
56,660 Total Health Care 56,728,665

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 0.3%
$ 955 Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue
Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%,
6/01/35, (AMT), (Mandatory Put 6/01/23)
7/22 at 100.00 N/R $ 956,700
Industrials - 0.4%
1,180 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 N/R 1,187,198
Tax Obligation/General - 0.3%
975 Ashland, Kentucky, General Obligation Bonds, Series 2021A, 5.000%,
1/01/23 - AGM Insured
No Opt. Call N/R 995,095
Tax Obligation/Limited - 29.0%
Barren County School District Finance Corporation,
Kentucky, School Building Revenue Bonds, Series 2015:
1,250 5.000%, 8/01/24 No Opt. Call A1 1,327,712
1,760 5.000%, 8/01/25 2/25 at 100.00 A1 1,887,565
Glasgow Independent School District Finance Corporation,
Kentucky, School Building Revenue Bonds, Series 2022:
1,435 5.000%, 2/01/33 2/32 at 100.00 N/R 1,680,701
1,500 4.000%, 2/01/34 2/32 at 100.00 N/R 1,620,885
750 Kentucky Bond Development Corporation, Tax Increment Revenue Bonds,
Summit Lexington Project, Series 2016A, 4.400%, 10/01/24
No Opt. Call N/R 731,250
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation
Project, Series 2018A:
8,500 5.000%, 9/01/43 9/28 at 100.00 A2 9,425,225
10,400 5.000%, 9/01/48 9/28 at 100.00 A2 11,466,832
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation
Project, Subordinate Series 2018B:
1,050 5.000%, 9/01/24 No Opt. Call A3 1,112,034
1,435 5.000%, 9/01/25 No Opt. Call A3 1,551,537
1,485 5.000%, 9/01/26 No Opt. Call A3 1,637,227
555 5.000%, 9/01/28 No Opt. Call A3 628,854
Kentucky Economic Development Finance Authority,
Louisville Arena Project Revenue Bonds, Louisville Arena
Authority, Inc., Series 2017A:
13,650 4.000%, 12/01/41 - AGM Insured, (UB) (4) 12/27 at 100.00 AA 13,926,003
5,100 5.000%, 12/01/45 - AGM Insured 12/27 at 100.00 AA 5,702,463
4,985 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 112, Refunding Series 2016B, 5.000%, 11/01/24
No Opt. Call A1 5,294,967
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 115, Series 2017:
7,000 5.000%, 4/01/32, (UB) (4) 4/27 at 100.00 A1 7,676,690
6,000 5.000%, 4/01/38 4/27 at 100.00 A1 6,520,740
2,500 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 119, Series 2018, 5.000%, 5/01/30
5/28 at 100.00 A1 2,784,100
2,445 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 126, Series 2022A, 5.000%, 5/01/42
5/32 at 100.00 N/R 2,798,718
5,000 Kentucky Turnpike Authority, Economic Development Road Revenue
Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28,
(UB) (4)
7/27 at 100.00 Aa3 5,544,650
Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Series 2017A:
1,930 5.000%, 7/01/33, (UB) (4) 7/27 at 100.00 Aa3 2,122,672
550 5.000%, 7/01/36, (UB) (4) 7/27 at 100.00 Aa3 603,091
500 5.000%, 7/01/37, (UB) (4) 7/27 at 100.00 Aa3 547,825
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R 842,190

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 6,739 4.500%, 7/01/34 7/25 at 100.00 N/R $ 6,897,569
89 4.550%, 7/01/40 7/28 at 100.00 N/R 90,152
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 1,387,742
88,978 Total Tax Obligation/Limited 95,809,394
Transportation - 6.0%
Kenton County Airport Board, Kentucky, Airport Revenue
Bonds, Cincinnati/Northern Kentucky International Airport,
Series 2016:
1,635 5.000%, 1/01/25 No Opt. Call A1 1,743,106
1,855 5.000%, 1/01/30 1/26 at 100.00 A1 1,996,184
1,750 5.000%, 1/01/31 1/26 at 100.00 A1 1,879,517
2,730 5.000%, 1/01/33 1/26 at 100.00 A1 2,928,608
4,320 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2019, 5.000%,
1/01/49
1/29 at 100.00 A1 4,724,827
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, Capital
Appreciation First Tier Series 2013B:
2,000 0.000%, 7/01/23 No Opt. Call Baa2 1,944,720
700 0.000%, 7/01/32 7/28 at 76.98 Baa2 427,812
1,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C, 0.000%, 7/01/39 (5)
7/31 at 100.00 Baa2 1,119,720
Louisville Regional Airport Authority, Kentucky, Airport
System Revenue Bonds, Refunding Series 2014A:
1,555 5.000%, 7/01/31, (AMT) 7/24 at 100.00 A+ 1,617,962
1,500 5.000%, 7/01/32, (AMT) 7/24 at 100.00 A+ 1,560,600
19,045 Total Transportation 19,943,056
U.S. Guaranteed - 12.6% (6)
Kentucky Economic Development Finance Authority,
Louisville Arena Project Revenue Bonds, Louisville Arena
Authority, Inc., Series 2008-A2:
3,520 0.000%, 12/01/22, (ETM) No Opt. Call A3 3,494,058
3,750 0.000%, 12/01/23, (ETM) No Opt. Call A3 3,644,062
10,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45, (Pre-refunded
1/01/23)
1/23 at 100.00 BBB+ 10,218,100
Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, First Tier
Series 2013A:
250 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 260,445
11,500 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 12,008,530
500 Kentucky Turnpike Authority, Economic Development Road Revenue
Bonds, Revitalization Project, Refunding Series 2012A, 5.000%, 7/01/24,
(Pre-refunded 7/01/22)
7/22 at 100.00 Aa3 501,555
8,000 Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series
2013, 5.000%, 11/01/26, (Pre-refunded 11/01/22)
11/22 at 100.00 N/R 8,122,800
3,250 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2013, 5.000%, 4/01/35, (Pre-refunded 4/01/23)
4/23 at 100.00 A+ 3,344,088
40,770 Total U.S. Guaranteed 41,593,638

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 20.6%
$ 5,705 Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019,
4.000%, 6/01/49 - AGM Insured
6/26 at 100.00 AA $ 5,774,715
6,300 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1 5,314,491
3,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2018A, 3.375%,
2/01/26, (AMT)
12/23 at 100.00 A1 3,422,689
2,525 Kentucky Infrastructure Authority, Wastewater and Drinking Water
Revolving Fund Revenue Bonds, Refunding Series 2016A, 5.000%,
2/01/28
2/26 at 100.00 AAA 2,774,495
Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Revenue Bonds, Series 2018A:
4,265 5.000%, 2/01/30, (UB) (4) 2/28 at 100.00 AAA 4,844,486
5,000 5.000%, 2/01/31, (UB) (4) 2/28 at 100.00 AAA 5,662,800
1,500 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2019A, 4.000%, 9/01/45
9/28 at 100.00 N/R 1,520,235
2,570 Lexington-Fayette Urban County Government, Kentucky, Sewer System
Revenue Bonds, Series 2019, 4.000%, 4/01/31
4/29 at 100.00 AA+ 2,787,833
3,730 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Refunding Series 2018A,
4.000%, 5/15/37
5/28 at 100.00 AA 3,911,576
2,205 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Refunding Series 2020A,
2.375%, 5/15/50
5/28 at 100.00 N/R 1,607,864
1,000 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Series 2013A, 4.000%,
5/15/36
5/23 at 100.00 AA 1,009,420
Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Series 2014A:
795 5.000%, 5/15/27 11/24 at 100.00 AA 850,817
1,785 4.000%, 5/15/40 11/24 at 100.00 AA 1,823,877
10,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 A1 8,345,900
2,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/33 - AGM Insured
10/26 at 100.00 AA 2,221,400
5 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A,
5.250%, 10/01/35
6/22 at 100.00 AA 5,013
Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015:
1,000 5.000%, 11/01/25 - AGM Insured 5/25 at 100.00 AA 1,060,150
1,100 5.000%, 11/01/34 - AGM Insured 5/25 at 100.00 AA 1,179,640
1,635 5.000%, 11/01/37 - AGM Insured 5/25 at 100.00 AA 1,751,935
4,250 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A2 4,326,075
2,840 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2 2,909,268
3,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019A-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.29 A1 3,083,790
Russellville, Kentucky, Electric Plant Board Electric Revenue
Bonds, Refunding Series 2015A:
380 5.000%, 8/01/22 - BAM Insured No Opt. Call AA 382,234
405 5.000%, 8/01/24 - BAM Insured No Opt. Call AA 429,029
1,180 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call A1 1,014,529
68,550 Total Utilities 68,014,261

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Water and Sewer - 0.9%
Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Program Revenue Bonds, Tender
Option Bond Trust 3443. As of 6/4/2015 Converted to
Trust 2015-XF2109:
$ 1,330 15.515%, 2/01/25, 144A, (IF) (4) No Opt. Call AAA $ 1,747,846
1,070 15.542%, 2/01/26, 144A, (IF) (4) 2/25 at 100.00 AAA 1,395,227
2,400 Total Water and Sewer 3,143,073
$ 348,303 Total Long-Term Investments (cost $367,465,428) 360,127,815
Floating Rate Obligations - (9.0)%   (29,845,000)
Other Assets Less Liabilities - 0.0% 60,253
Net Assets - 100% $ 330,343,068
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See accompanying notes to financial statements.

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 106.2%
MUNICIPAL BONDS - 106.2%
Consumer Staples - 0.7%
$ 1,965 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB $ 2,122,652
Education and Civic Organizations - 16.1%
1,480 Central Michigan University Board of Trustees, General Revenue Bonds,
Refunding Series 2014, 5.000%, 10/01/39
10/24 at 100.00 A+ 1,546,926
Central Michigan University Board of Trustees, General
Revenue Bonds, Series 2019:
1,165 5.000%, 10/01/33 10/29 at 100.00 A+ 1,315,530
2,020 5.000%, 10/01/34 10/29 at 100.00 A+ 2,277,186
500 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41
7/28 at 103.00 BB- 430,100
3,835 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44 - AGM Insured
3/28 at 100.00 AA 3,866,792
Ferris State University, Michigan, General Revenue Bonds,
Refunding Series 2016:
2,695 5.000%, 10/01/34 10/26 at 100.00 A+ 2,906,692
2,000 5.000%, 10/01/41 10/26 at 100.00 A+ 2,149,540
350 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 A+ 372,417
Grand Valley State University, Michigan, General Revenue
Bonds, Series 2017:
250 5.000%, 12/01/30 12/24 at 100.00 A+ 264,950
250 5.000%, 12/01/32 12/24 at 100.00 A+ 263,830
200 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
3.250%, 2/01/24
No Opt. Call BB+ 198,108
4,670 Michigan State University, General Revenue Bonds, Series 2015A, 5.000%,
8/15/40
8/25 at 100.00 AA 4,945,296
1,835 Michigan State University, General Revenue Bonds, Taxable Series 2019A,
5.000%, 2/15/48
2/29 at 100.00 AA 2,006,591
1,800 Michigan Technological University, General Revenue Bonds, Refunding
Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 A1 1,932,174
Northern Michigan University, General Revenue Bonds,
Series 2018A:
500 5.000%, 12/01/32 6/28 at 100.00 A1 563,430
400 5.000%, 12/01/34 6/28 at 100.00 A1 447,064
3,250 Oakland University, Michigan, General Revenue Bonds, Series 2016,
5.000%, 3/01/47
3/26 at 100.00 A1 3,438,013
4,990 Oakland University, Michigan, General Revenue Bonds, Series 2019,
5.000%, 3/01/50
3/29 at 100.00 A1 5,348,881
515 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A1 565,001
5,000 University of Michigan, General Revenue Bonds, Refunding Series 2017A,
4.000%, 4/01/26
No Opt. Call AAA 5,334,850
University of Michigan, General Revenue Bonds, Series
2015:
2,275 5.000%, 4/01/40, (UB) (4) 4/26 at 100.00 AAA 2,521,155
800 5.000%, 4/01/46, (UB) (4) 4/26 at 100.00 AAA 886,560
University of Michigan, Michigan, General Revenue Bonds,
Series 2017A:
1,000 5.000%, 4/01/34 4/27 at 100.00 AAA 1,107,470
1,190 5.000%, 4/01/35 4/27 at 100.00 AAA 1,316,640
3,090 Wayne State University, Michigan, General Revenue Bonds, Series 2019A,
5.000%, 11/15/36
11/29 at 100.00 Aa3 3,493,894

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 650 Western Michigan University, General Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45
5/25 at 100.00 Aa3 $ 680,726
46,710 Total Education and Civic Organizations 50,179,816
Health Care - 7.4%
5,255 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free Bed
Rehabilitatin Hospital, Series 2021A, 4.000%, 4/01/41
4/31 at 100.00 N/R 5,372,134
2,335 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Refunding Series 2016, 5.000%, 11/15/41
11/26 at 100.00 A 2,454,482
3,085 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 4.000%, 11/15/50
11/29 at 100.00 A 3,042,921
1,250 Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2015, 5.000%, 11/15/45
5/25 at 100.00 A 1,289,212
2,955 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45
6/26 at 100.00 AA- 3,103,814
5,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 N/R 5,014,250
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 AA- 3,015,780
22,880 Total Health Care 23,292,593
Housing/Multifamily - 0.6%
Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A:
320 1.050%, 10/01/27 No Opt. Call AA 290,509
500 1.150%, 4/01/28 No Opt. Call AA 451,185
720 1.375%, 4/01/29 No Opt. Call AA 643,572
625 1.600%, 4/01/30 No Opt. Call AA 555,031
2,165 Total Housing/Multifamily 1,940,297
Long-Term Care - 0.2%
750 Kentwood Economic Development Corporation, Michigan, Limited
Obligation Revenue Bonds, Holland Home Obligated Group, Refunding
Series 2021, 4.000%, 11/15/45
11/28 at 103.00 BBB- 651,765
Tax Obligation/General - 37.5%
1,350 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25
No Opt. Call Aa3 1,461,213
1,020 Barry County, Michigan, General Obligation Bonds, Thornapple Manor
Medical Care Facility, Capital Improvement & Refunding Series 2021,
4.000%, 4/01/32
4/31 at 100.00 AA 1,098,326
Battle Creek School District, Calhoun County, Michigan,
General Obligation Bonds, Refunding & Site Series 2022:
2,000 4.000%, 5/01/45 5/32 at 100.00 N/R 2,030,280
3,000 4.000%, 5/01/47 5/32 at 100.00 N/R 3,038,153
3,440 Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2020, 4.000%, 5/01/50
5/30 at 100.00 Aa1 3,547,982
2,590 Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47
5/27 at 100.00 AA 2,825,664
1,000 Cadillac Area Public Schools, Counties of Wexford, Osceola and Lake,
State of Michigan  School Building and Site General Obligation Bonds,
Refunding 2018, 5.000%, 5/01/36
5/28 at 100.00 Aa1 1,129,170
Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding
& School Building & Site Series 2019:
875 5.000%, 5/01/41 5/29 at 100.00 Aa1 993,965
1,310 5.000%, 5/01/43 5/29 at 100.00 Aa1 1,479,344
1,515 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2014, 5.000%, 5/01/39
5/24 at 100.00 AA 1,591,977

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Cedar Springs Public School District, Kent and Newaygo
Counties, Michigan, General Obligation Bonds, School
Building & Site Series 2021-I:
$ 380 5.000%, 11/01/27 No Opt. Call AA $ 427,215
245 5.000%, 11/01/28 No Opt. Call AA 279,158
320 5.000%, 11/01/29 No Opt. Call AA 369,350
300 5.000%, 11/01/30 No Opt. Call AA 350,316
850 Chelsea School District, Washtenaw and Jackson, Michigan, General
Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/39
5/30 at 100.00 AA 967,139
155 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 1998C, 5.250%,
5/01/25
No Opt. Call AA+ 163,816
1,575 East Lansing School District, Ingham and Clinton Counties, Michigan,
General Obligation Bonds, Building & Site Series 2020II, 5.000%,
5/01/44
5/30 at 100.00 AA 1,801,721
2,000 East Lansing School District, Ingham County, Michigan, General
Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/39
5/27 at 100.00 AA 2,217,280
2,075 Elk Rapids Schools, Antrim, Grand Traverse and Kalkaska, Michigan,
General Obligation Bonds, School Building & Site Series 2021-I, 4.000%,
5/01/50
5/31 at 100.00 N/R 2,076,266
500 Forest Hills Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2021-II, 4.000%, 5/01/30
No Opt. Call Aa2 548,090
1,200 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/41, (AMT)
1/32 at 100.00 N/R 1,359,900
2,920 Grand Blanc Community Schools, Genesee and Oakland Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2020, 5.000%, 11/01/31
5/30 at 100.00 AA 3,427,700
Grand Ledge Public Schools, Eaton, Clinton and Ionia
Counties, Michigan, General Obligation Bonds, School
Building & Site Series 2021-II:
1,615 5.000%, 5/01/39 5/31 at 100.00 AA 1,907,735
870 5.000%, 5/01/40 5/31 at 100.00 AA 1,026,008
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, Refunding School Building &
Site Series 2016:
4,325 5.000%, 5/01/29 - AGM Insured 5/26 at 100.00 AA 4,742,146
2,055 5.000%, 5/01/38 - AGM Insured 5/26 at 100.00 AA 2,232,367
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Series
2019:
1,000 5.000%, 11/01/36 - AGM Insured 5/29 at 100.00 AA 1,134,260
1,750 5.000%, 11/01/37 - AGM Insured 5/29 at 100.00 AA 1,982,452
1,500 5.000%, 11/01/41 - AGM Insured 5/29 at 100.00 AA 1,687,890
1,250 5.000%, 11/01/42 - AGM Insured 5/29 at 100.00 AA 1,404,313
3,000 Jackson Public Schools, Jackson County, Michigan, General Obligation
Bonds, School Building & Site Series 2018, 5.000%, 5/01/42
5/28 at 100.00 Aa1 3,297,480
1,700 Jenison Public Schools, Ottawa County, Michigan, General Obligation
Bonds, School Building & Site Series 2020, 5.000%, 5/01/45
5/30 at 100.00 Aa1 1,939,836
Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017:
500 5.000%, 4/01/26 No Opt. Call AA+ 552,155
500 5.000%, 4/01/31 4/27 at 100.00 AA+ 559,055
1,075 Kent County, Michigan, General Obligation Bonds, Limited Tax Series
2015, 5.000%, 1/01/35
1/25 at 100.00 AAA 1,131,717
Kent County, Michigan, General Obligation Bonds,
Refunding Limited Tax Series 2015:
1,500 5.000%, 1/01/31 1/25 at 100.00 AAA 1,591,110
2,000 5.000%, 1/01/37 1/25 at 100.00 AAA 2,111,420
1,750 Lakeview School District, Calhoun County, Michigan, General Obligation
Bonds, School Building & Site Series 2016, 5.000%, 5/01/42
5/26 at 100.00 AA 1,897,647
185 Lansing Community College, Michigan, General Obligation Bonds,
College Building & Site,  Series 2017, 5.000%, 5/01/31
11/27 at 100.00 AA 207,781

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Marquette, Michigan, General Obligation Bonds, Refunding
& Limited Obligation Series 2017:
$ 230 4.000%, 5/01/25 No Opt. Call AA $ 240,417
375 4.000%, 5/01/28 5/27 at 100.00 AA 399,491
550 4.000%, 5/01/29 5/27 at 100.00 AA 583,270
265 4.000%, 5/01/31 5/27 at 100.00 AA 278,878
215 4.000%, 5/01/32 5/27 at 100.00 AA 225,896
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3 1,122,010
Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020:
8,500 4.000%, 11/01/50 11/30 at 100.00 AA 8,510,965
1,000 Michigan State, General Obligation Bonds, Environmental Program,
Refunding Series 2011A, 5.000%, 12/01/22
7/22 at 100.00 Aa1 1,003,080
Michigan State, General Obligation Bonds, Environmental
Program, Series 2020A:
1,700 5.000%, 5/15/33 5/30 at 100.00 Aa1 1,994,117
1,275 4.000%, 5/15/38 5/30 at 100.00 Aa1 1,313,276
Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I:
1,495 5.000%, 5/01/41, (UB) (4) 5/30 at 100.00 AA 1,714,272
2,465 5.000%, 5/01/45, (UB) (4) 5/30 at 100.00 AA 2,814,635
Muskegon County, Michigan, General Obligation Water
Supply System Bonds, Refunding Series 2015:
550 5.000%, 11/01/33 11/25 at 100.00 AA 598,587
1,290 5.000%, 11/01/36 11/25 at 100.00 AA 1,399,095
1,175 Novi Community School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/44
5/30 at 100.00 Aa2 1,309,021
3,120 Rockford Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2019I, 5.000%, 5/01/46
5/29 at 100.00 AA 3,508,846
1,095 Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable
Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 AA+ 1,224,900
1,915 South Haven Public Schools, Van Buren Couty, Michigan, General
Obligation Bonds, School Building & Site, Series 2014A, 5.000%,
5/01/41 - BAM Insured
5/24 at 100.00 AA 2,010,463
South Haven Public Schools, Van Buren Couty, Michigan,
General Obligation Bonds, School Building & Site, Series
2021I:
465 5.000%, 5/01/32 5/31 at 100.00 AA 553,029
475 5.000%, 5/01/33 5/31 at 100.00 AA 562,338
485 5.000%, 5/01/34 5/31 at 100.00 AA 573,309
470 5.000%, 5/01/35 5/31 at 100.00 AA 554,308
380 5.000%, 5/01/36 5/31 at 100.00 AA 447,933
540 5.000%, 5/01/37 5/31 at 100.00 AA 635,558
920 5.000%, 5/01/41 5/31 at 100.00 AA 1,076,980
2,485 5.000%, 5/01/45 5/31 at 100.00 AA 2,882,774
1,000 South Redford School District, Wayne County, Michigan, General
Obligation Bonds, School Building & Site, Series 2021, 4.000%, 5/01/47
5/31 at 100.00 AA 1,023,020
3,115 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2019, 5.000%,
5/01/44
5/29 at 100.00 Aa1 3,508,144
3,500 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2020, 5.000%,
5/01/50
5/30 at 100.00 Aa1 3,947,370
4,000 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44
5/29 at 100.00 Aa2 4,504,840
West Ottawa Public School District, Ottawa County,
Michigan, General Obligation Bonds, School Building &
Site Series 2021:
395 4.000%, 11/01/31 - AGM Insured 5/31 at 100.00 N/R 425,407
1,730 4.000%, 11/01/46 - AGM Insured 5/31 at 100.00 N/R 1,770,275

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,575 Williamston Community School District, Michigan, Unlimited Tax General
Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - NPFG Insured
No Opt. Call Aa2 $ 1,673,642
106,945 Total Tax Obligation/General 116,979,543
Tax Obligation/Limited - 17.5%
2,935 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 AA 3,074,442
1,000 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
2/24 at 103.00 N/R 1,007,580
4,070 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Regional Convention Facility Authority Local Project,
Series 2014H-1, 5.000%, 10/01/39
10/24 at 100.00 AA- 4,244,684
2,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 Aa2 2,131,640
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I:
1,540 5.000%, 4/15/36 10/26 at 100.00 Aa2 1,672,671
3,450 5.000%, 4/15/41 10/26 at 100.00 Aa2 3,731,761
1,000 5.000%, 10/15/46 10/26 at 100.00 Aa2 1,071,100
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I:
520 5.000%, 4/15/36 10/29 at 100.00 Aa2 592,478
1,000 4.000%, 10/15/49 10/29 at 100.00 Aa2 1,005,780
1,000 4.000%, 4/15/54 10/29 at 100.00 Aa2 1,002,700
2,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 4.000%, 10/15/38
10/31 at 100.00 Aa2 2,085,260
2,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/41
10/31 at 100.00 N/R 2,074,160
1,500 Michigan State, Comprehensive Transportation Revenue Bonds,
Refunding Series 2015, 5.000%, 11/15/29
11/24 at 100.00 AA+ 1,606,065
3,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 AA+ 3,065,910
9,170 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45, (UB) (4)
11/30 at 100.00 AA+ 9,371,465
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program, Series 2021A:
1,950 5.000%, 11/15/31 No Opt. Call AA+ 2,334,520
2,000 5.000%, 11/15/34 11/31 at 100.00 N/R 2,364,880
3,000 5.000%, 11/15/35 11/31 at 100.00 AA+ 3,542,220
685 Michigan State, Trunk Line Fund Bonds, Refunding Series 2015, 5.000%,
11/15/22
No Opt. Call AA+ 696,433
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
5,290 4.500%, 7/01/34 7/25 at 100.00 N/R 5,414,474
1,676 4.550%, 7/01/40 7/28 at 100.00 N/R 1,697,704
750 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 759,713
51,536 Total Tax Obligation/Limited 54,547,640
Transportation - 4.4%
1,250 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%,
12/01/42
12/27 at 100.00 A1 1,371,275
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000 5.000%, 12/01/37 12/22 at 100.00 A1 2,025,660
1,000 5.000%, 12/01/42 - AGM Insured 12/22 at 100.00 AA 1,012,330
1,700 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2014C, 5.000%, 12/01/44,
(AMT)
12/24 at 100.00 A1 1,765,127
2,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36
12/28 at 100.00 A1 2,219,800

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A:
$ 3,330 5.000%, 12/01/40 12/31 at 100.00 N/R $ 3,808,606
1,340 5.000%, 12/01/41 12/31 at 100.00 A1 1,530,159
12,620 Total Transportation 13,732,957
U.S. Guaranteed - 6.1% (5)
Grand Rapids, Michigan, Sanitary Sewer System Revenue
Bonds, Improvement & Refunding Series 2014:
1,500 5.000%, 1/01/35, (Pre-refunded 1/01/24) 1/24 at 100.00 AA 1,575,870
800 5.000%, 1/01/39, (Pre-refunded 1/01/24) 1/24 at 100.00 AA 840,464
350 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Improvement Series 2012, 5.000%, 1/01/32, (Pre-refunded 1/01/23)
1/23 at 100.00 AA 357,336
720 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Refunding Series 2015A, 5.000%, 8/01/32, (Pre-refunded
8/01/24)
8/24 at 100.00 A+ 767,131
1,875 Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health
Credit Group, Refunding Series 2014, 5.000%, 6/01/39, (Pre-refunded
6/01/24)
6/24 at 100.00 A+ 1,985,419
Michigan Finance Authority, Revenue Bonds, Oakwood
Obligated Group, Refunding Series 2012:
1,670 5.000%, 11/01/25, (Pre-refunded 11/01/22) 11/22 at 100.00 A+ 1,694,933
1,250 5.000%, 11/01/42, (Pre-refunded 11/01/22) 11/22 at 100.00 A+ 1,268,662
365 Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean
Water Series 2012, 5.000%, 10/01/32, (Pre-refunded 10/01/22)
10/22 at 100.00 AAA 369,537
4,000 Michigan House of Representatives, Certificates of Participation, Series
1998, 0.000%, 8/15/23 - AMBAC Insured, (ETM)
No Opt. Call N/R 3,914,080
3,000 University of Michigan, General Revenue Bonds, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 AAA 3,170,730
University of Michigan, Michigan, General Revenue Bonds,
Series 2017A:
2,800 5.000%, 4/01/47, (Pre-refunded 4/01/27), (UB) 4/27 at 100.00 AAA 3,169,544
18,330 Total U.S. Guaranteed 19,113,706
Utilities - 15.7%
850 Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue
Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 AA 946,968
2,500 Grand Rapids, Kent County, Michigan, Santiary Sewer System Revenue
Bonds,  Improvement & Refunding Series 2020, 4.000%, 1/01/50
1/30 at 100.00 AA 2,538,975
1,655 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series
2018, 5.000%, 1/01/48
1/28 at 100.00 AA 1,810,007
1,250 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2016, 5.000%, 1/01/41
1/26 at 100.00 AA 1,346,862
1,500 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2018, 5.000%, 1/01/43
1/28 at 100.00 AA 1,648,935
Grand Rapids, Michigan, Water Supply System Revenue
Bonds, Refunding Series 2015:
1,000 5.000%, 1/01/33 1/25 at 100.00 AA 1,066,640
1,000 5.000%, 1/01/35 1/25 at 100.00 AA 1,065,600
Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2017A:
1,250 5.000%, 7/01/31 7/27 at 100.00 AA- 1,398,375
1,000 5.000%, 7/01/32 7/27 at 100.00 AA- 1,116,970
9,835 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A, 5.000%, 7/01/48
7/29 at 100.00 AA- 10,977,532
7,400 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2021A, 5.000%, 7/01/51
7/31 at 100.00 AA- 8,297,324
Marquettte, Michigan, Electric Utility System Revenue
Bonds, Refunding Series 2016A:
1,000 5.000%, 7/01/29 7/26 at 100.00 AA- 1,105,690
1,230 5.000%, 7/01/32 7/26 at 100.00 AA- 1,354,956
1,000 5.000%, 7/01/33 7/26 at 100.00 AA- 1,101,590

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,800 Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds,
Refunding Series 2018B, 5.000%, 10/01/39
10/28 at 100.00 AAA $ 2,027,286
885 Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds,
Series 2020B, 5.000%, 10/01/31
10/30 at 100.00 Aaa 1,045,619
750 Michigan Finance Authority, Drinking Water Revolving Fund Revenue
Bonds, Series 2021B, 5.000%, 10/01/35
10/31 at 100.00 N/R 886,170
Michigan Finance Authority, Local Government Loan
Program Revenue Bonds, Detroit Water & Sewerage
Department Water Supply System Local Project, Refunding
Senior Loan Series 2014D-1:
1,500 5.000%, 7/01/35 - AGM Insured 7/24 at 100.00 AA 1,569,390
1,220 5.000%, 7/01/37 - AGM Insured 7/24 at 100.00 AA 1,275,681
3,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014D-2, 5.000%, 7/01/27 - AGM Insured
7/24 at 100.00 AA 3,166,260
1,150 Michigan Municipal Bond Authority, Drinking Water Revolving Fund
Revenue Bonds, Series 2020B, 5.000%, 10/01/32
10/30 at 100.00 Aaa 1,355,539
1,000 Monroe County Economic Development Corporation, Michigan,
Collateralized Limited Obligation Revenue Refunding Bonds, Detroit
Edison Company, Series 1992AA, 6.950%, 9/01/22 - FGIC Insured
No Opt. Call Aa3 1,013,140
820 Saginaw, Michigan, Water Supply System Revenue Bonds, Refunding
Series 2021, 4.000%, 7/01/38 - AGM Insured
7/31 at 100.00 AA 859,918
44,595 Total Utilities 48,975,427
$ 308,496 Total Long-Term Investments (cost $344,447,167) 331,536,396
Borrowings - (2.5)% (6),(7) (7,900,000)
Floating Rate Obligations - (4.9)%   (15,200,000)
Other Assets Less Liabilities - 1.2% 3,687,774
Net Assets - 100% $ 312,124,170
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Borrowings as a percentage of Total Investments is 2.4%.
(7) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or inverse floating rate transactions, when applicable) in the Portfolio of Investments as collateral for borrowings.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See accompanying notes to financial statements.

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.1%
MUNICIPAL BONDS - 99.1%
Consumer Staples - 2.0%
$ 3,000 Cape Girardeau County Industrial Development Authority, Missouri, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Products Company
Project, Series 1998, 5.300%, 5/15/28, (AMT)
7/22 at 100.00 AA- $ 3,153,990
8,840 Missouri Development Finance Board, Solid Waste Disposal Revenue
Bonds, Procter and Gamble Inc, Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call AA- 10,107,921
11,840 Total Consumer Staples 13,261,911
Education and Civic Organizations - 9.2%
Curators of the University of Missouri, System Facilities
Revenue Bonds, Series 2014A:
1,200 4.000%, 11/01/33 11/24 at 100.00 AA+ 1,234,956
2,350 4.000%, 11/01/34 11/24 at 100.00 AA+ 2,414,226
1,000 Health and Educational Facilities Authority of the State of Missouri,
Educational Facilities Revenue Bonds, University of Central Missouri,
Series 2018 A, 4.000%, 10/01/38
10/28 at 100.00 A+ 1,041,230
1,055 Lincoln University, Missouri, Auxiliary System Revenue Bonds, Refunding
Series 2019, 5.000%, 6/01/31 - AGM Insured
6/27 at 100.00 AA 1,170,100
1,025 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A, 5.000%, 6/01/33
6/23 at 100.00 A1 1,058,733
2,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2017A, 5.000%, 6/01/47
6/27 at 100.00 A1 2,193,660
3,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%,
5/01/43
5/23 at 100.00 BBB 3,103,770
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southeast Missouri
State University, Refunding Series 2019:
2,295 4.000%, 10/01/34 10/29 at 100.00 A 2,368,807
2,510 4.000%, 10/01/36 10/29 at 100.00 A 2,552,218
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southwest Baptist
University Project, Series 2012:
575 3.500%, 10/01/22 No Opt. Call BBB- 577,817
3,470 5.000%, 10/01/33 10/22 at 100.00 BBB- 3,470,729
2,255 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%,
10/01/34
10/23 at 100.00 A+ 2,320,508
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Maryville University of St Louis Project, Series 2015, 5.000%, 6/15/44
6/25 at 100.00 BBB+ 1,032,720
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2015A:
3,700 5.000%, 10/01/38 10/25 at 100.00 AA- 3,997,443
7,920 4.000%, 10/01/42 10/25 at 100.00 AA- 7,998,725
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2017A:
600 4.000%, 10/01/36 4/27 at 100.00 AA- 614,946
5,690 5.000%, 10/01/42 4/27 at 100.00 AA- 6,179,681
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2019A:
3,390 5.000%, 10/01/46 4/29 at 100.00 AA- 3,754,832
6,665 4.000%, 10/01/48 4/29 at 100.00 AA- 6,733,916
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Webster University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 Baa2 1,143,514

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Missouri State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A:
$ 260 4.000%, 10/01/31 10/27 at 100.00 A+ $ 275,132
285 4.000%, 10/01/32 10/27 at 100.00 A+ 301,100
500 4.000%, 10/01/33 10/27 at 100.00 A+ 526,435
400 4.000%, 10/01/34 10/27 at 100.00 A+ 418,588
1,625 Saint Louis Community College District, Saint Louis County, Missouri,
Certificates of Participation, Series 2017, 4.000%, 4/01/36
4/27 at 100.00 AA 1,699,328
1,000 Saint Louis Industrial Development Authority, Missouri, Confluence
Academy Project, Series 2007A, 5.350%, 6/15/32
7/22 at 100.00 N/R 941,470
1,100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
10/23 at 100.00 N/R 1,031,899
860 Truman State University, Missouri, Housing System Revenue Bonds,
Refunding Series 2015, 3.750%, 6/01/33
6/23 at 100.00 A2 862,915
58,880 Total Education and Civic Organizations 61,019,398
Health Care - 22.8%
675 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County
Hospital Project, Series 2017B, 3.650%, 7/01/27
7/23 at 100.00 N/R 681,399
Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016:
1,455 5.000%, 8/01/29 8/26 at 100.00 BBB- 1,554,260
1,000 5.000%, 8/01/30 8/26 at 100.00 BBB- 1,065,610
2,000 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Saint Francis Medical Center, Series
2016, 5.000%, 6/01/39
6/26 at 100.00 AA 2,095,920
1,245 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 BBB- 1,311,122
Cape Girardeau County Industrial Development
Authority, Missouri, Health Facilities Revenue Bonds,
Southeasthealth, Series 2017A:
1,325 5.000%, 3/01/31 3/27 at 100.00 BBB- 1,416,492
1,210 5.000%, 3/01/32 3/27 at 100.00 BBB- 1,287,585
1,645 5.000%, 3/01/36 3/27 at 100.00 BBB- 1,742,795
2,680 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%,
3/01/46
3/31 at 100.00 BBB- 2,530,134
Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017:
1,170 4.000%, 10/01/31 10/27 at 100.00 A- 1,192,136
1,220 4.000%, 10/01/32 10/27 at 100.00 A- 1,240,496
485 5.000%, 10/01/42 10/27 at 100.00 A- 513,571
2,450 5.000%, 10/01/47 10/27 at 100.00 A- 2,579,140
1,560 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
2/24 at 100.00 A 1,595,521
Joplin Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Freeman Health System, Series
2020A:
290 5.000%, 2/15/29 No Opt. Call A 323,968
310 5.000%, 2/15/30 No Opt. Call A 348,465
1,575 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc, Series 2016, 4.000%,
11/15/33
5/26 at 100.00 A+ 1,605,271
1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 5.000%,
11/15/43
5/28 at 100.00 A+ 1,063,320

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc.,
Series 2016:
$ 100 5.000%, 11/15/31 5/26 at 100.00 A+ $ 106,211
4,200 5.000%, 11/15/34 5/26 at 100.00 A+ 4,422,558
4,335 5.000%, 11/15/35 5/26 at 100.00 A+ 4,553,484
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44
1/24 at 100.00 AA 1,043,290
1,130 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/40
7/31 at 100.00 AA 1,162,013
9,175 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48)
1/28 at 100.00 AA 9,106,738
3,535 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Capital Region Medical Center, Series 2020, 5.000%,
11/01/40
11/30 at 100.00 Baa2 3,541,929
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,475 5.000%, 11/15/44 11/23 at 100.00 A2 1,531,138
2,980 5.000%, 11/15/48 11/23 at 100.00 A2 3,087,340
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200 5.000%, 11/15/32 11/25 at 100.00 A2 2,343,748
2,400 5.000%, 11/15/39 11/25 at 100.00 A2 2,540,256
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2019A:
1,300 5.000%, 11/15/33 5/29 at 100.00 A2 1,444,391
880 5.000%, 11/15/35 5/29 at 100.00 A2 975,172
975 5.000%, 11/15/37 5/29 at 100.00 A2 1,078,623
265 5.000%, 11/15/38 5/29 at 100.00 A2 292,038
3,000 4.000%, 11/15/49 5/29 at 100.00 A2 2,946,780
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Heartland Regional Medical
Center, Series 2012:
1,000 3.875%, 2/15/32 7/22 at 100.00 AA- 1,000,480
3,035 5.000%, 2/15/37 7/22 at 100.00 AA- 3,043,528
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F:
845 5.000%, 11/15/45 11/24 at 100.00 A+ 875,031
2,355 4.250%, 11/15/48 11/24 at 100.00 A+ 2,373,181
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C:
1,050 4.000%, 11/15/36 11/27 at 100.00 A+ 1,068,144
2,980 4.000%, 11/15/37 11/27 at 100.00 A+ 3,029,945
5,345 4.000%, 11/15/47 11/27 at 100.00 A+ 5,380,277
2,750 5.000%, 11/15/47 11/27 at 100.00 A+ 2,918,850
470 4.000%, 11/15/49 11/27 at 100.00 A+ 472,547
1,330 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2018A, 5.000%, 6/01/30
12/28 at 100.00 A+ 1,470,222
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020:
7,500 4.000%, 6/01/50 6/30 at 100.00 A+ 7,550,400
5,740 4.000%, 6/01/53 6/30 at 100.00 A+ 5,749,012
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series
2019A:
2,325 4.000%, 2/15/44 2/29 at 100.00 AA- 2,345,739
17,720 4.000%, 2/15/54 2/29 at 100.00 AA- 17,743,036
1,130 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Saint Anthony's Medical Center, Series 2015B, 5.000%,
2/01/45
8/25 at 100.00 A+ 1,164,736

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series
2015B, 3.500%, 12/01/32
6/25 at 100.00 A+ $ 1,510,845
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal &
Presbyterian Hospitals, Series 2019:
1,100 4.000%, 12/01/35 6/29 at 100.00 A+ 1,127,687
2,000 4.000%, 12/01/37 6/29 at 100.00 A+ 2,045,620
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal and
Presbyterian Hospitals, Series 2015B:
2,000 5.000%, 12/01/33 6/25 at 100.00 A+ 2,086,020
500 3.625%, 12/01/34 6/25 at 100.00 A+ 502,450
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A:
1,035 4.000%, 6/01/48 6/28 at 100.00 AA- 1,019,227
1,500 5.000%, 6/01/48 6/28 at 100.00 AA- 1,587,000
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A:
300 5.000%, 6/01/34 6/32 at 100.00 N/R 337,917
2,000 4.000%, 6/01/52 6/32 at 100.00 N/R 1,980,400
3,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34
5/26 at 100.00 A+ 3,022,860
2,940 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 A+ 2,867,647
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 BBB+ 1,897,120
4,025 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lester E Cox Medical Center, Series 1992H, 0.000%, 9/01/22 - NPFG
Insured
No Opt. Call A2 4,008,980
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
830 5.000%, 11/15/28 11/25 at 100.00 N/R 859,747
2,325 4.000%, 11/15/36 11/25 at 100.00 N/R 2,240,742
3,000 5.000%, 11/15/46 11/25 at 100.00 N/R 3,035,910
1,120 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
3/23 at 103.00 BBB- 1,178,666
148,995 Total Health Care 151,816,880
Housing/Multifamily - 0.2%
1,000 Missouri Housing Development Commission, Multifamily Housing
Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%,
7/01/45
7/23 at 100.00 AA+ 1,015,470
Housing/Single Family - 0.1%
610 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017A-2, 3.800%, 11/01/37
11/26 at 100.00 AA+ 612,934
100 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2015B-2,
3.800%, 11/01/34
5/25 at 100.00 AA+ 100,481
710 Total Housing/Single Family 713,415

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 3.8%
$ 3,110 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 N/R $ 2,696,059
900 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/37
5/27 at 100.00 BB 905,427
555 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Bethesda Health Group, Inc., Series 2021, 4.000%,
8/01/41
8/31 at 100.00 BBB 554,234
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2014A:
1,000 5.000%, 2/01/35 2/24 at 100.00 BBB 1,016,210
1,500 5.000%, 2/01/44 2/24 at 100.00 BBB 1,516,590
5,550 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 BBB 5,668,715
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2019C:
475 4.000%, 2/01/32 2/29 at 100.00 BBB 472,340
1,000 5.000%, 2/01/42 2/29 at 102.00 BBB 1,054,570
3,580 4.000%, 2/01/48 2/29 at 100.00 BBB 3,288,516
Saint Louis County Industrial Development Authority,
Missouri, Revenue Bonds, Friendship Village of Sunset
Hills, Series 2012:
550 5.000%, 9/01/32 9/22 at 100.00 BB+ 549,967
2,715 5.000%, 9/01/42 9/22 at 100.00 BB+ 2,653,912
2,570 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/23 at 100.00 BB+ 2,602,511
2,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2017,
5.000%, 9/01/48
9/27 at 100.00 BB+ 1,920,780
500 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 N/R 508,225
26,005 Total Long-Term Care 25,408,056
Tax Obligation/General - 17.4%
3,745 Camdenton Reorganized School District R3, Camden County, Missouri,
General Obligation Bonds, Refunding & Improvement Series 2015,
4.000%, 3/01/35
3/23 at 100.00 AA- 3,776,271
Central Jackson County Fire Protection District,
Jackson County, Missouri, General Obligation Bonds,
Improvement Series 2021:
2,075 5.000%, 3/01/34 3/30 at 100.00 N/R 2,424,887
2,175 5.000%, 3/01/36 3/30 at 100.00 N/R 2,518,519
3,665 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Series 2018, 4.000%, 3/01/36
3/26 at 100.00 AA 3,764,431
Clay County Reorganized School District R-II Smithville,
Missouri, General Obligation Bonds, Refunding Series
2015:
2,000 4.000%, 3/01/35 3/27 at 100.00 AA+ 2,100,780
1,160 4.000%, 3/01/36 3/27 at 100.00 AA+ 1,212,270
600 Clay County School District 40, Excelsior Springs, Missouri, General
Obligation Bonds, School Building Series 2020, 5.000%, 3/01/33
3/30 at 100.00 AA+ 702,588
3,000 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35
3/25 at 100.00 Aa1 3,089,910
1,225 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36
3/26 at 100.00 Aa1 1,336,463

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Fenton Missouri Fire Protection District, Missouri, General
Obligation Bonds, Series 2019:
$ 1,000 4.000%, 3/01/29 3/27 at 100.00 AA+ $ 1,073,850
1,075 4.000%, 3/01/30 3/27 at 100.00 AA+ 1,149,035
450 4.000%, 3/01/36 3/27 at 100.00 AA+ 470,277
375 4.000%, 3/01/37 3/27 at 100.00 AA+ 389,813
500 4.000%, 3/01/38 3/27 at 100.00 AA+ 516,955
1,505 Fort Osage Reorganized School District R-1, General Obligation Bonds,
School Building Series 2021, 5.000%, 3/01/35
9/31 at 100.00 AA+ 1,773,492
Fort Zumwalt School District, Callaway County, Missouri,
General Obligation Bonds, Refunding & Improvement
Series 2015:
1,500 4.000%, 3/01/31 3/24 at 100.00 AA+ 1,533,495
1,000 4.000%, 3/01/32 3/24 at 100.00 AA+ 1,021,660
1,800 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018, 5.000%,
3/01/36
3/27 at 100.00 AA+ 1,951,110
1,000 Franklin County Reorganized School District R-XI Union, Missouri, General
Obligation Bonds, Series 2020A, 5.000%, 3/01/36
3/25 at 100.00 AA+ 1,068,060
2,000 Hazelwood School District, St Louis County, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Series 2013A, 5.000%, 3/01/33
3/23 at 100.00 AA+ 2,051,580
1,500 Independence School District, Jackson County, Missouri, General
Obligation Bonds, Direct Deposit Program Series 2021, 5.000%, 3/01/33
9/31 at 100.00 AA+ 1,781,550
1,950 Independence School District, Jackson County, Missouri, General
Obligation Bonds, Refunding Series 2017B, 5.500%, 3/01/32
3/27 at 100.00 AA+ 2,216,780
1,435 Jackson County Center School District 58, Missouri, General Obligation
Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/37
3/27 at 100.00 Aa1 1,502,675
1,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, Series 2014, 5.000%, 3/01/32
3/24 at 100.00 AA+ 1,047,950
Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, Series 2019A:
1,000 5.000%, 3/01/36 3/29 at 100.00 AA+ 1,136,060
2,000 5.000%, 3/01/39 3/29 at 100.00 AA+ 2,262,400
2,500 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, Series 2022, 4.000%, 3/01/41 - BAM Insured
3/31 at 100.00 N/R 2,576,025
1,140 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 5.500%,
3/01/37
3/29 at 100.00 AA+ 1,339,648
1,000 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2019, 5.500%,
3/01/39
3/29 at 100.00 AA+ 1,193,640
4,000 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, Series 2021A, 4.000%, 3/01/39
3/31 at 100.00 N/R 4,186,840
2,670 Jackson County Reorganized School District R-7, Lees Summit, Missouri,
General Obligation Bonds, School Building and Refunding Series 2021,
3.500%, 3/01/41
3/30 at 100.00 N/R 2,685,913
1,635 Jasper County School District R-9, Carthage, Missouri, General Obligation
Bonds, Refunding Series 2020B, 4.000%, 3/01/33
3/29 at 100.00 AA+ 1,759,718
500 Jefferson County Consolidated School District 6, Missouri, General
Obligation Bonds, Series 2021A, 3.000%, 3/01/33
3/28 at 100.00 AA+ 495,315
2,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 AA+ 2,121,440
Kansas City, Missouri, General Obligation Bonds, Refunding
& Improvement Series 2018A:
1,510 4.000%, 2/01/36 2/28 at 100.00 AA 1,587,025
1,000 4.000%, 2/01/37 2/28 at 100.00 AA 1,043,850
2,600 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2022A, 4.000%, 2/01/37
2/32 at 100.00 N/R 2,785,536
1,190 Kansas City, Missouri, General Obligation Bonds, Series 2020A., 4.000%,
2/01/37
2/30 at 100.00 AA 1,259,365

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Lincoln County Fire Protection District 1, Missouri, General
Obligation Bonds, Series 2021:
$ 330 4.000%, 3/01/30 - AGM Insured No Opt. Call AA $ 358,509
520 4.000%, 3/01/31 - AGM Insured 3/30 at 100.00 AA 562,005
Marion County School District 60 Hannibal, Ralls and Marion
County, Missouri, General Obligation Bonds, Series 2019:
1,050 5.000%, 3/01/31 3/24 at 100.00 AA+ 1,104,610
2,000 5.000%, 3/01/39 3/24 at 100.00 AA+ 2,098,360
1,775 Marshfield, Missouri, Combined Waterworks and Sewerage System
Revenue Bones, Series 2020B, 5.000%, 2/01/47 - AGM Insured
2/28 at 100.00 AA 1,928,289
Marshfield, Missouri, General Obligation Bonds, Street
Improvement Series 2018:
570 4.000%, 3/01/31 3/26 at 100.00 A+ 599,110
325 5.000%, 3/01/34 3/26 at 100.00 A+ 354,936
685 5.000%, 3/01/35 3/26 at 100.00 A+ 747,581
Nixa Public Schools, Christian County, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program,
Refunding & School Building Series 2019:
1,000 4.000%, 3/01/36 3/27 at 100.00 AA+ 1,045,060
1,000 4.000%, 3/01/37 3/27 at 100.00 AA+ 1,039,500
550 Nixa Public Schools, Christian County, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Refunding Series 2019B,
4.000%, 3/01/34
3/30 at 100.00 AA+ 596,304
500 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program, Refunding &
Improvement  Series 2014, 4.000%, 3/01/32
3/24 at 100.00 AA+ 511,515
425 Orchard Farm R-V School District, Saint Charles County, Missouri,
Certificates of Participation, Series 2020, 4.000%, 4/01/32
4/29 at 100.00 A+ 448,554
1,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, School
Building Series 2014B, 5.000%, 3/01/34
3/24 at 100.00 AA- 1,051,480
2,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, Series
2018, 5.000%, 3/01/37
3/26 at 100.00 AA- 2,180,480
1,500 Ozark Reorganized School District 6, Christian County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2015, 4.000%,
3/01/34
3/23 at 100.00 AA+ 1,513,890
Ozark Reorganized School District 6, Christian County,
Missouri, General Obligation Bonds, Series 2021B:
1,150 4.000%, 3/01/38 3/31 at 100.00 N/R 1,217,597
1,000 4.000%, 3/01/39 3/31 at 100.00 N/R 1,049,030
2,840 Platte County Reorganized School District R3, Missouri, General
Obligation Bonds, School Building Series 2021, 5.250%, 3/01/35
9/31 at 100.00 AA 3,401,610
2,000 Platte County School District Park Hill, Missouri, General Obligation Bonds,
Missouri Direct Deposit Program, Refunding Series 2017, 4.000%,
3/01/31
3/26 at 100.00 AA+ 2,102,140
1,200 Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates
of Participation, Series 2014, 5.000%, 3/01/33 - AGM Insured
3/24 at 100.00 AA 1,256,484
355 Riverview Fire Protection District, St Louis County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2020, 4.000%,
3/01/29 - BAM Insured
3/27 at 100.00 AA 381,217
Saint Charles County Francis Howell School District,
Missouri, General Obligation Bonds, Series 2022:
9,000 5.000%, 3/01/41 3/31 at 100.00 N/R 10,374,480
2,000 5.000%, 3/01/42 3/31 at 100.00 N/R 2,299,240
1,000 Saint Louis County Pattonville School District R3, Missouri, General
Obligation Bonds, Refunding Series 2018A, 5.000%, 3/01/36
3/26 at 100.00 AA 1,090,990
985 Springfield School District R12, Greene County, Missouri, General
Obligation Bonds, School Building Series 2019, 4.000%, 3/01/35
3/29 at 100.00 AA 1,053,635
Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, Series 2013:
1,000 5.000%, 3/01/32 3/23 at 100.00 AA+ 1,025,720
1,000 5.000%, 3/01/33 3/23 at 100.00 AA+ 1,025,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Valley Park Fire Protection District, Missouri, General
Obligation Bonds, Series 2019:
$ 650 4.000%, 3/01/31 3/27 at 100.00 AA $ 691,542
705 4.000%, 3/01/33 3/27 at 100.00 AA 746,750
550 4.000%, 3/01/35 3/27 at 100.00 AA 577,714
600 4.000%, 3/01/37 3/27 at 100.00 AA 623,700
Washington School District, Franklin County, Missouri,
General Obligation Bonds, Missouri Direct Deposit
Program, Series 2019:
1,500 4.000%, 3/01/34 3/27 at 100.00 AA+ 1,583,970
905 4.000%, 3/01/35 3/27 at 100.00 AA+ 950,603
1,135 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/39 - AGM
Insured(WI/DD, Settling 6/08/22)
9/32 at 100.00 N/R 1,407,184
107,285 Total Tax Obligation/General 115,906,685
Tax Obligation/Limited - 17.7%
390 Arnold Retail Corridor Transportation Development District, Missouri,
Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28
11/24 at 100.00 N/R 370,496
Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019:
325 5.000%, 10/01/30 10/29 at 100.00 AA 375,372
1,365 4.000%, 10/01/34 10/29 at 100.00 AA 1,445,125
2,680 4.000%, 10/01/36 10/29 at 100.00 AA 2,809,203
8,780 4.000%, 10/01/48 10/29 at 100.00 AA 8,915,914
2,125 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
4.750%, 6/01/30
6/24 at 100.00 N/R 2,009,825
1,555 Brentwood, Missouri, Certificates of Participation, Series 2019, 4.000%,
10/01/37
10/25 at 101.00 AA- 1,611,384
Cape Girardeau County Reorganized School District R2,
Missouri, Certificates of Participation, Series 2020A:
1,000 4.000%, 4/01/35 - BAM Insured 4/28 at 100.00 AA 1,060,880
525 4.000%, 4/01/36 - BAM Insured 4/28 at 100.00 AA 553,576
250 Central Southwest Missouri Community College District, Missouri,
Certificates of Participation, Ozarks Technical Community College,
Series 2021, 4.000%, 3/01/32
3/29 at 100.00 AA- 268,315
Clay County School District R-11 Smithville, Missouri,
Certificates of Participation, Series 2018:
340 4.000%, 4/01/38 4/28 at 100.00 A+ 357,626
2,515 5.000%, 4/01/43 4/28 at 100.00 A+ 2,774,900
900 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library
Project, Series 2018, 4.000%, 3/01/35
3/26 at 100.00 Aa3 936,288
2,140 Conley Road Transportation District, Transportation Sales Tax Revenue
Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 N/R 2,144,152
300 Excelsior Springs, Missouri, Certificate of Participation, Refunding Series
2020B, 4.000%, 3/01/31 - BAM Insured
No Opt. Call AA 323,376
600 Festus R-VI School District, Jefferson County, Missouri, Lease Participation
Certificates, Festus R-VI School District Project, Series 2021B, 4.000%,
4/01/40
4/31 at 100.00 N/R 623,958
1,105 Franklin County, Missouri, Certificates of Participation, Series 2019A,
3.000%, 11/01/30
11/26 at 100.00 A+ 1,106,204
1,685 Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28 (4)
7/22 at 100.00 N/R 1,112,100
750 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 4.000%, 9/01/33
9/28 at 100.00 Aa3 793,785
1,855 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2021A, 4.000%, 3/01/39
3/31 at 100.00 Aa3 1,899,223
1,000 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33
7/22 at 100.00 N/R 908,360

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Harrisonville, Missouri, Certificates of Participation,
Refunding & Improvement Series 2021:
$ 345 4.000%, 11/01/27 No Opt. Call A+ $ 364,779
375 4.000%, 11/01/29 No Opt. Call A+ 397,417
400 4.000%, 11/01/31 11/30 at 100.00 A+ 421,056
Howard Bend Levee District, Missouri, Levee District
Improvement Bonds, Series 2005:
1,470 5.750%, 3/01/23 - SYNCORA GTY Insured No Opt. Call BB+ 1,488,757
1,560 5.750%, 3/01/24 - SYNCORA GTY Insured No Opt. Call BB+ 1,604,788
1,745 5.500%, 3/01/26 - SYNCORA GTY Insured No Opt. Call BB+ 1,818,360
Howard Bend Levee District, St Louis County, Missouri,
Levee District Improvement Bonds, Series 2013B:
1,000 4.875%, 3/01/33 3/23 at 100.00 BB+ 987,990
1,300 5.000%, 3/01/38 3/23 at 100.00 BB+ 1,280,500
Jennings, Saint Louis County, Missouri, Certificates of
Participation, Series 2021:
530 4.000%, 3/01/40 3/28 at 100.00 A- 541,708
1,555 4.000%, 3/01/43 3/28 at 100.00 A- 1,577,983
925 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
7/22 at 100.00 AA- 928,016
835 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A
No Opt. Call N/R 826,233
2,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/27 -
AMBAC Insured
No Opt. Call AA- 1,780,320
1,750 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C, 5.000%, 9/01/33
9/23 at 100.00 AA- 1,800,260
Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B:
360 4.000%, 10/01/30 10/27 at 100.00 AA- 379,627
2,500 5.000%, 9/01/31 9/27 at 100.00 AA- 2,809,000
235 3.625%, 10/01/32 10/27 at 100.00 AA- 239,049
1,475 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/40
4/31 at 100.00 AA- 1,677,695
540 Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Extension
Project, Series 2021D, 4.000%, 9/01/46
9/31 at 100.00 AA- 549,563
187 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
7/22 at 100.00 N/R 157,546
358 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
7/22 at 100.00 N/R 322,231
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
1,450 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 1,270,316
100 5.000%, 2/01/50, 144A 2/28 at 100.00 N/R 83,853
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
1,195 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R 1,149,542
1,285 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R 1,239,151
1,370 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 3.625%,
11/01/31
11/29 at 100.00 N/R 1,276,785
1,000 Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee
District Bonds, Refunding Series 2015, 5.000%, 3/01/40
3/24 at 100.00 A 1,046,540
1,325 Nixa Public Schools, Missouri, Certificates of Participation, Series 2021,
4.000%, 4/01/37
4/29 at 100.00 A 1,383,088

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021:
$ 200 3.000%, 5/01/24 No Opt. Call N/R $ 197,394
225 3.000%, 5/01/25 No Opt. Call N/R 220,093
275 3.000%, 5/01/26 No Opt. Call N/R 266,478
625 3.000%, 5/01/30 5/29 at 100.00 N/R 579,156
660 Poplar Bluff Regional Transportation Development District, Missouri,
Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42
12/22 at 100.00 BBB 662,508
575 Poplar Bluff, Missouri, Certificates of Participation, Series 2021, 4.000%,
10/01/35
10/29 at 100.00 BBB+ 580,905
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,000 4.500%, 7/01/34 7/25 at 100.00 N/R 3,070,590
1,000 4.550%, 7/01/40 7/28 at 100.00 N/R 1,012,950
2,931 0.000%, 7/01/46 7/28 at 41.38 N/R 891,815
1,377 4.750%, 7/01/53 7/28 at 100.00 N/R 1,385,400
1,114 5.000%, 7/01/58 7/28 at 100.00 N/R 1,135,400
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R 2,002,480
18 4.536%, 7/01/53 7/28 at 100.00 N/R 17,713
1,000 4.784%, 7/01/58 7/28 at 100.00 N/R 1,007,880
Pulaski County, Missouri, Certificates of Participation, Series
2019:
880 4.000%, 12/01/32 12/27 at 100.00 A- 929,095
915 4.000%, 12/01/33 12/27 at 100.00 A- 962,178
Republic, Missouri, Special Obligation Bonds, Series 2022:
1,000 4.000%, 5/01/37 5/30 at 100.00 N/R 1,042,860
1,170 4.000%, 5/01/38 5/30 at 100.00 N/R 1,216,437
1,380 4.000%, 5/01/39 5/30 at 100.00 N/R 1,432,316
1,910 4.000%, 5/01/40 5/30 at 100.00 N/R 1,979,410
1,000 4.000%, 5/01/41 5/30 at 100.00 N/R 1,027,910
490 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 N/R 421,733
1,075 Saint Charles, Missouri, Certificates of Participation, Series 2017, 4.000%,
4/01/29
4/26 at 100.00 Aa3 1,135,866
250 Saint Louis County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Chesterfield Blue Valley Community Improvement
District Project, Series 2014A, 5.250%, 7/01/44, 144A
7/24 at 100.00 N/R 229,783
545 Saint Louis County Industrial Development Authority, Missouri,
Transporation Development Revenue Bonds, University Place
Transportation Development District Project, Refunding Series 2015,
4.000%, 3/01/32, 144A
7/22 at 100.00 N/R 503,318
700 Saint Louis County Special School District, Missouri, Certificates of
Participation Lease, Refunding Series 2022, 4.000%, 4/01/34
4/29 at 100.00 N/R 728,140
2,230 Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020, 5.000%, 10/01/49 - AGM Insured
10/30 at 100.00 AA 2,500,900
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Series
2009A:
1,000 0.000%, 7/15/26 No Opt. Call AA 887,970
1,000 0.000%, 7/15/27 No Opt. Call AA 857,480
1,000 0.000%, 7/15/28 No Opt. Call AA 825,230
1,000 0.000%, 7/15/29 No Opt. Call AA 794,270
2,000 Saint Louis Municipal Library District, Missouri, Certificates of Participation,
Refunding Series 2020, 4.000%, 3/15/44 - BAM Insured
3/30 at 100.00 AA 2,043,300

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017:
$ 505 4.000%, 4/01/29 4/25 at 100.00 A $ 524,973
345 4.000%, 4/01/30 4/25 at 100.00 A 358,189
565 4.000%, 4/01/32 4/25 at 100.00 A 584,978
585 4.000%, 4/01/33 4/25 at 100.00 A 604,674
2,145 Sedalia, Missouri, Certificates of Participation, Refunding & Improvement
Series 2020, 4.000%, 9/15/39 - BAM Insured
9/27 at 100.00 AA 2,212,117
2,600 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A,
4.000%, 7/01/36
7/27 at 100.00 Aa2 2,674,594
1,630 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B,
5.000%, 7/01/26, (AMT)
No Opt. Call Aa2 1,778,998
4,300 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 Aa2 4,432,440
The Industrial Development Authority of the City of Saint
Louis, Missouri, Development Financing Revenue Bonds,
Ballpark Village Development Project, Series 2017A:
175 3.875%, 11/15/29 11/26 at 100.00 N/R 158,898
3,350 4.375%, 11/15/35 11/26 at 100.00 N/R 2,928,269
1,515 4.750%, 11/15/47 11/26 at 100.00 N/R 1,279,175
125 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.375%, 4/01/37
4/28 at 100.00 N/R 121,449
1,285 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB 1,298,171
1,500 Warrenton Tax Increment and Improvement District, Missouri, Revenue
Bonds, Warrenton West Development - Redevelopment Project Area 1,
Series 2022, 3.625%, 3/01/40
3/29 at 100.00 N/R 1,250,685
480 Washington Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Phoenix Center II Community Improvement District
Project, Refunding Series 2021, 2.500%, 11/01/29
11/26 at 100.00 N/R 425,635
Wentzville School District R-04, Saint Charles County,
Missouri, Certificates of Participation, Series 2015:
1,700 3.375%, 4/01/29 4/24 at 100.00 A1 1,712,971
600 3.500%, 4/01/32 4/24 at 100.00 A1 602,700
119,305 Total Tax Obligation/Limited 117,300,089
Transportation - 5.1%
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019A:
320 5.000%, 3/01/36, (AMT) 3/29 at 100.00 A2 348,121
1,230 5.000%, 3/01/39, (AMT) 3/29 at 100.00 A2 1,332,410
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019B:
1,580 5.000%, 3/01/34, (AMT) 3/29 at 100.00 A2 1,722,848
2,000 5.000%, 3/01/39, (AMT) 3/29 at 100.00 N/R 2,166,520
9,440 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A2 10,090,227
5,500 5.000%, 3/01/49 - AGM Insured, (AMT) 3/29 at 100.00 AA 5,883,075
7,000 5.000%, 3/01/54, (AMT) 3/29 at 100.00 A2 7,407,050
1,390 5.000%, 3/01/55 - AGM Insured, (AMT) 3/29 at 100.00 AA 1,475,040
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St
Louis International Airport, Series 2017D:
1,420 5.000%, 7/01/34 - AGM Insured, (AMT) 7/27 at 100.00 AA 1,518,790
1,000 5.000%, 7/01/35 - AGM Insured, (AMT) 7/27 at 100.00 AA 1,068,610
1,000 5.000%, 7/01/36 - AGM Insured, (AMT) 7/27 at 100.00 AA 1,067,790
31,880 Total Transportation 34,080,481

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 3.4% (5)
Belton School District 124, Cass County, Missouri,
Certificates of Participation, Missouri School Boards
Association, Series 2019:
$ 375 3.000%, 1/15/31, (Pre-refunded 1/15/24) - AGM Insured 1/24 at 100.00 AA $ 381,795
200 3.000%, 1/15/33, (Pre-refunded 1/15/24) - AGM Insured 1/24 at 100.00 AA 203,624
4,930 Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien
Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/22)
10/22 at 100.00 Aa2 4,991,280
365 Excelsior Springs Community Center, Missouri, Sales Tax Revenue Bonds,
Series 2014, 4.000%, 3/01/28, (Pre-refunded 3/01/23) - AGM Insured
3/23 at 100.00 AA 371,632
Great Rivers Greenway Metropolitan Park & Recreation
District, Missouri, Sales Tax Appropriation Bonds, Gateway
Arch Project, Series 2014:
3,500 5.000%, 12/30/29, (Pre-refunded 12/30/23) 12/23 at 100.00 A+ 3,675,455
4,090 5.000%, 12/30/31, (Pre-refunded 12/30/23) 12/23 at 100.00 A+ 4,295,032
665 Guam International Airport Authority, Revenue Bonds, Series 2013B,
5.500%, 10/01/33, (Pre-refunded 10/01/23) - AGM Insured
10/23 at 100.00 AA 698,017
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2014A:
10 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 AA- 10,589
2,000 5.000%, 6/01/31, (Pre-refunded 6/01/24) 6/24 at 100.00 AA- 2,117,780
1,165 4.000%, 6/01/32, (Pre-refunded 6/01/24) 6/24 at 100.00 AA- 1,210,912
265 4.000%, 6/01/33, (Pre-refunded 6/01/24) 6/24 at 100.00 AA- 275,444
3,620 Missouri Health and Educational Facilities Authority, Revenue Bonds, AT
Still University of Health Sciences, Series 2014, 5.000%, 10/01/39, (Pre-
refunded 10/01/23)
10/23 at 100.00 A- 3,778,447
850 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42,
(Pre-refunded 9/01/22)
9/22 at 100.00 N/R 857,897
22,035 Total U.S. Guaranteed 22,867,904
Utilities - 17.4%
Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017:
670 3.500%, 1/01/32 1/25 at 100.00 A- 671,883
720 4.000%, 1/01/42 1/25 at 100.00 A- 724,219
1,430 5.000%, 1/01/47 1/25 at 100.00 A- 1,485,155
3,000 Carroll County Public Water Supply District 1, Missouri, Water System
Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 - BAM
Insured
3/23 at 100.00 AA 3,040,680
Franklin County Public Water Supply District 3, Missouri,
Certificates of Participation, Refunding Series 2020B:
500 4.000%, 12/01/30 No Opt. Call A+ 540,085
850 4.000%, 12/01/31 12/30 at 100.00 A+ 912,577
145 4.000%, 12/01/35 12/30 at 100.00 A+ 154,460
250 Franklin County Public Water Supply District 3, Missouri, Waterworks and
Sewerage System Revenuen Bonds, Refunding Series 2020A, 4.000%,
12/01/26
No Opt. Call A+ 265,863
1,670 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 1,780,086
145 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 159,319
Kansas City, Missouri, Sanitary Sewer System Revenue
Bonds, Improvement Series 2018A:
500 4.000%, 1/01/35 1/28 at 100.00 AA 528,055
1,865 4.000%, 1/01/37 1/28 at 100.00 AA 1,950,566
1,000 4.000%, 1/01/38 1/28 at 100.00 AA 1,040,410
5,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Refunding &
Improvement Series 2016A, 4.000%, 1/01/40
1/25 at 100.00 AA 5,070,850
1,200 Lincoln County Public Water Supply District 1, Missouri, Certificates of
Participation, Series 2016, 4.000%, 7/01/31
7/22 at 100.00 A+ 1,201,368
1,250 Lincoln County Public Water Supply District 1, Missouri, Certificates of
Participation, Series 2019, 4.000%, 7/01/38
7/26 at 100.00 A+ 1,285,862

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,775 Metropolitan St Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2016C, 5.000%,
5/01/46
5/26 at 100.00 AAA $ 1,928,892
2,000 Metropolitan St Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%,
5/01/47
5/27 at 100.00 AAA 2,181,980
6,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%,
5/01/42
5/27 at 100.00 AAA 6,559,320
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Refunding
Improvement Series 2022B:
3,000 5.000%, 5/01/47(WI/DD, Settling 6/08/22) 5/32 at 100.00 N/R 3,495,270
1,465 5.250%, 5/01/52(WI/DD, Settling 6/08/22) 5/32 at 100.00 N/R 1,736,201
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Series 2019B:
1,390 5.000%, 5/01/38 5/29 at 100.00 AAA 1,590,466
3,060 5.000%, 5/01/44 5/29 at 100.00 AAA 3,452,323
2,675 5.000%, 5/01/49 5/29 at 100.00 AAA 3,001,724
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Series 2020B:
2,035 5.000%, 5/01/37 5/30 at 100.00 N/R 2,344,869
4,365 5.000%, 5/01/47 5/30 at 100.00 AAA 4,954,668
2,500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 N/R 2,827,250
5,100 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A 4,980,558
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 A 976,580
1,845 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 A 1,753,137
Missouri Environmental Improvement and Energy Resources
Authority, Water Facility Revenue Bonds, Jefferson County
Water Authority Project, Series 2021A:
850 4.000%, 7/01/34 7/29 at 100.00 A 899,776
2,250 4.000%, 7/01/41 7/29 at 100.00 A 2,306,993
2,000 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015,
5.000%, 1/01/40
1/25 at 100.00 Aa3 2,124,480
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series
2014A:
3,300 5.000%, 1/01/31 1/24 at 100.00 A2 3,434,805
1,755 5.000%, 1/01/32 1/24 at 100.00 A2 1,825,849
2,500 5.000%, 1/01/33 1/24 at 100.00 A2 2,599,350
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series
2015A:
1,125 5.000%, 12/01/35 6/25 at 100.00 A2 1,199,329
650 5.000%, 12/01/37 6/25 at 100.00 A2 692,172
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue Bonds, Pairie State Power Project,
Refunding Series 2016A:
570 4.000%, 12/01/33 - BAM Insured 6/26 at 100.00 AA 598,420
1,415 5.000%, 12/01/34 6/26 at 100.00 A2 1,537,681
245 4.000%, 12/01/35 - BAM Insured 6/26 at 100.00 AA 255,383

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding
Series 2014A:
$ 2,885 5.000%, 1/01/32 1/25 at 100.00 A $ 3,055,648
1,450 5.000%, 1/01/34 1/25 at 100.00 A 1,533,534
2,500 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A 2,583,075
1,500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2017, 4.000%, 12/01/32
12/27 at 100.00 A2 1,599,405
Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series
2018:
1,330 5.000%, 12/01/37 6/27 at 100.00 A2 1,464,397
1,140 5.000%, 12/01/38 6/27 at 100.00 A2 1,253,806
1,500 5.000%, 12/01/43 6/27 at 100.00 A2 1,640,370
2,070 North Central Missouri Regional Water Commission, Waterworks System
Revenue Bonds, Series 2006, 5.000%, 1/01/37
7/22 at 100.00 N/R 2,070,725
1,065 Rock Creek Public Sewer District, Missouri, Certificates of Participation,
Series 2021, 3.000%, 4/01/30
4/28 at 100.00 A+ 1,067,844
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Missouri Project
Series 2019:
250 4.000%, 12/01/39 12/25 at 100.00 AA+ 254,508
2,295 4.000%, 12/01/41 12/25 at 100.00 AA+ 2,316,527
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Refudning Series
2016C:
285 4.000%, 12/01/31 12/25 at 100.00 AA+ 298,435
1,465 5.000%, 12/01/32 12/25 at 100.00 AA+ 1,592,601
4,240 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 AA+ 4,316,447
Springfield, Missouri, Public Utility Revenue Bonds,
Refunding Series 2015:
2,845 3.250%, 8/01/27 8/25 at 100.00 AA+ 2,912,853
3,000 3.600%, 8/01/29 8/25 at 100.00 AA+ 3,078,120
2,000 4.000%, 8/01/31 8/25 at 100.00 AA+ 2,085,680
2,500 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 N/R 2,397,950
109,385 Total Utilities 115,590,839
$ 637,320 Total Long-Term Investments (cost $666,557,808) 658,981,128
Other Assets Less Liabilities - 0.9% 5,864,881
Net Assets - 100% $ 664,846,009
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.9%
MUNICIPAL BONDS - 95.5%
Consumer Discretionary - 0.7%
Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention
Center Hotel Expansion Project, Series 2019:
$ 1,350 5.000%, 12/01/44 12/29 at 100.00 BBB- $ 1,387,611
3,160 5.000%, 12/01/51 12/29 at 100.00 BBB- 3,222,536
4,510 Total Consumer Discretionary 4,610,147
Consumer Staples - 3.1%
20,690 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 3,047,637
1,460 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 1,414,069
16,145 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 16,400,091
38,295 Total Consumer Staples 20,861,797
Education and Civic Organizations - 12.5%
705 Allen County Port Authority Economic Development, Ohio, Revenue
Bonds,  University of Northwestern, Refunding Series 2021A, 4.000%,
12/01/31
6/31 at 100.00 BBB- 707,827
2,065 Bowling Green State University, Ohio, General Receipts Bonds, Series
2016A, 5.000%, 6/01/34
12/25 at 100.00 A+ 2,218,987
Hamilton County, Ohio, Economic Development Revenue
Bonds, King Highland Community Urban Redevelopment
Corporation - University of Cincinnati, Lessee Project,
Refunding Series 2015:
1,320 5.000%, 6/01/32 - BAM Insured 6/25 at 100.00 AA 1,415,093
2,680 5.000%, 6/01/35 - BAM Insured 6/25 at 100.00 AA 2,865,054
Lake County Community College District, Ohio, General
Receipts Revenue Bonds, Lakeland Community College,
Refunding Series 2019:
2,770 5.000%, 10/01/32 10/29 at 100.00 Aa2 3,193,117
2,055 4.000%, 10/01/34 10/29 at 100.00 Aa2 2,203,515
2,465 Miami University of Ohio, General Receipts Bonds, Refunding Series 2014,
5.000%, 9/01/30
9/24 at 100.00 AA 2,598,973
880 Miami University of Ohio, General Receipts Bonds, Refunding Series 2017,
5.000%, 9/01/35
9/26 at 100.00 AA 957,959
3,695 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/41
9/26 at 100.00 AA 3,977,778
2,875 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2020A, 4.000%, 9/01/45
9/30 at 100.00 AA 2,910,190
Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2021A:
530 5.000%, 9/01/30 No Opt. Call N/R 621,536
685 5.000%, 9/01/36 9/31 at 100.00 AA 801,930
Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A:
100 5.000%, 12/01/26 No Opt. Call Baa2 107,859
125 5.000%, 12/01/28 No Opt. Call Baa2 137,003
150 5.000%, 12/01/30 No Opt. Call Baa2 164,889

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B:
$ 700 4.000%, 12/01/35 - BAM Insured 12/30 at 100.00 AA $ 718,270
740 4.000%, 12/01/37 - BAM Insured 12/30 at 100.00 AA 756,717
570 4.000%, 12/01/38 - BAM Insured 12/30 at 100.00 AA 582,665
600 4.000%, 12/01/39 - BAM Insured 12/30 at 100.00 AA 613,098
610 4.000%, 12/01/40 - BAM Insured 12/30 at 100.00 AA 623,213
1,310 4.000%, 12/01/42 - BAM Insured 12/30 at 100.00 AA 1,329,951
Ohio Higher Education Facilities Commission, Revenue
Bonds, Denison University Project, Series 2017A:
2,100 5.000%, 11/01/42 5/27 at 100.00 AA 2,281,650
1,500 5.250%, 11/01/46 5/27 at 100.00 AA 1,638,690
1,250 Ohio Higher Educational Facilities Commission, Revenue Bonds,
University of Dayton, Tender Option Bond Trust 2016-XG0069, 15.215%,
12/01/43, 144A, (IF) (4)
12/22 at 100.00 A+ 1,287,100
Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll
University 2022 Project, Series 2022:
7,500 4.000%, 10/01/47 10/31 at 100.00 N/R 7,188,150
3,410 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Refunding Series 2021A, 4.000%,
12/01/44
12/31 at 100.00 N/R 3,456,581
2,500 Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2015, 5.000%, 7/01/41
7/25 at 100.00 A 2,599,550
1,505 Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2017, 5.000%, 7/01/42
7/27 at 100.00 A 1,598,491
1,000 Ohio Higher Educational Facility Commission, Revenue Bonds, Otterbein
University 2022 Project, Series 2022A, 4.000%, 12/01/46
12/31 at 100.00 N/R 979,150
Ohio Higher Educational Facility Commission, Revenue
Bonds, University of Dayton Project, Series 2020:
1,000 5.000%, 2/01/35 2/30 at 100.00 A+ 1,105,340
900 4.000%, 2/01/36 2/30 at 100.00 A+ 917,667
485 4.000%, 2/01/39 2/30 at 100.00 A+ 492,081
1,405 Ohio State University, General Receipts Bonds, Multiyear Debt Issuance
Program II, Green Series 2021A, 4.000%, 12/01/38
12/31 at 100.00 N/R 1,447,248
2,000 Ohio State University, General Receipts Bonds, Multiyear Debt Issuance
Program, Series 2020A, 5.000%, 12/01/29
No Opt. Call Aa1 2,350,840
Ohio State University, General Receipts Bonds, Series
2014A:
4,820 5.000%, 12/01/34 12/24 at 100.00 Aa1 5,085,437
5,000 5.000%, 12/01/39 12/24 at 100.00 Aa1 5,260,500
Shawnee State University, Ohio, General Receipts Bonds,
Series 2016:
1,120 5.000%, 6/01/28 - BAM Insured 6/26 at 100.00 AA 1,223,320
1,180 5.000%, 6/01/29 - BAM Insured 6/26 at 100.00 AA 1,286,519
1,000 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R 1,024,880
University of Akron, Ohio, General Receipts Bonds, Series
2021A:
1,535 5.000%, 1/01/30 - BAM Insured No Opt. Call N/R 1,768,427
1,615 5.000%, 1/01/31 - BAM Insured No Opt. Call N/R 1,881,378
1,695 5.000%, 1/01/32 - BAM Insured No Opt. Call N/R 1,988,608
3,000 University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C,
5.000%, 6/01/46
6/26 at 100.00 AA- 3,187,530
1,285 Wright State University, Ohio, General Reciepts Bonds, Refunding Series
2021A, 5.000%, 5/01/30 - BAM Insured
No Opt. Call N/R 1,487,863
Youngstown State University, Ohio, General Receipts Bonds,
Series 2021:
1,335 4.000%, 12/15/28 - AGM Insured No Opt. Call AA 1,455,724
875 4.000%, 12/15/31 - AGM Insured 6/31 at 100.00 AA 964,705
78,645 Total Education and Civic Organizations 83,463,053

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 7.1%
$ 2,500 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 5.000%, 8/01/42
2/28 at 100.00 AA- $ 2,655,575
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017:
2,600 5.000%, 12/01/37 12/27 at 100.00 A- 2,773,680
1,110 5.000%, 12/01/47 12/27 at 100.00 A- 1,170,206
5,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B,
4.000%, 1/01/43
1/29 at 100.00 N/R 4,971,400
Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013:
1,600 5.000%, 6/15/43 6/23 at 100.00 Ba2 1,614,416
495 5.250%, 6/15/43 6/23 at 100.00 Ba2 500,702
2,255 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017A, 5.000%, 12/01/47
12/27 at 100.00 AA- 2,395,690
1,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017OH, 4.000%, 12/01/46
6/27 at 100.00 AA- 1,005,360
Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Series
2019CC:
600 5.000%, 11/15/41 No Opt. Call AA 711,990
3,000 5.000%, 11/15/49 No Opt. Call AA 3,588,210
2,230 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/39
8/28 at 100.00 A+ 2,406,438
Muskingum County, Ohio, Hospital Facilities Revenue
Bonds, Genesis HealthCare System Obligated Group
Project, Series 2013:
2,000 5.000%, 2/15/44 2/23 at 100.00 BB+ 2,005,360
3,000 5.000%, 2/15/48 2/23 at 100.00 BB+ 3,006,210
Ohio State, Hospital Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Refunding Series 2017A:
1,155 5.000%, 1/01/30 1/28 at 100.00 AA 1,284,626
2,755 5.000%, 1/01/33 1/28 at 100.00 AA 3,043,944
1,425 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Refunding Series 2021B, 5.000%, 1/01/34
1/32 at 100.00 N/R 1,606,488
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Series 2013A:
1,475 5.000%, 1/15/28 1/23 at 100.00 A 1,499,411
4,390 5.000%, 1/15/29 1/23 at 100.00 A 4,460,460
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Series 2020A:
2,280 4.000%, 1/15/50 1/30 at 100.00 A 2,288,641
2,725 5.000%, 1/15/50 1/30 at 100.00 A 2,896,566
1,630 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio
Medical Center, Refunding Series 2016, 5.000%, 2/15/32
2/26 at 100.00 A3 1,718,835
45,225 Total Health Care 47,604,208

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 0.8%
$ 5,000 Columbus Metropolitan Housing Authority, Ohio, General Revenue
Bonds, Series 2021, 4.000%, 8/01/36
8/31 at 100.00 A+ $ 5,225,650
Tax Obligation/General - 20.3%
3,150 Apollo Career Center Joint Vocational School District, Allen, Auglaize,
Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General
Obligation Bonds, Various Purpose School Improvement Series 2017,
5.000%, 12/01/41
12/27 at 100.00 Aa2 3,504,406
1,180 Canal Winchester Local School District, Franklin and Fairfield Counties,
Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 -
NPFG Insured
No Opt. Call Aa3 818,578
380 Cincinnati City School District, Hamilton County, Ohio, General Obligation
Bonds, Refunding Classroom Facilities Construction & Improvement
Series 2006, 5.250%, 12/01/27 - FGIC Insured
No Opt. Call Aa2 438,452
1,000 Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, Refunding Series 2006, 0.000%, 12/01/28 - AGM Insured
No Opt. Call AA 835,830
3,110 Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, Refunding Various Purpose Series 2016B, 5.000%, 12/01/33
6/26 at 100.00 AA 3,400,630
5,530 Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose
Series 2017-1, 5.000%, 4/01/29
10/27 at 100.00 AAA 6,271,905
5,000 Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%,
7/01/25
No Opt. Call AAA 5,457,600
5,000 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/29
10/28 at 100.00 AAA 5,787,150
3,000 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2019A, 5.000%, 4/01/40
4/29 at 100.00 AAA 3,413,490
Columbus, Ohio, General Obligation Bonds, Various
Purpose Series 2021A:
1,360 5.000%, 4/01/34 10/30 at 100.00 AAA 1,604,542
5,175 5.000%, 4/01/36 10/30 at 100.00 N/R 6,088,853
490 Cuyahoga County, Ohio, General Obligation Bonds, Refunding & Capital
Improvement Series 2020A, 4.000%, 12/01/33
6/30 at 100.00 AA 527,274
530 Dayton Metro Library, Ohio, General Obligation Bonds, Taxable Refunding
Library Improvement Series 2019, 4.000%, 12/01/30
12/29 at 100.00 Aa1 583,382
Dayton, Ohio, General Obligation Bonds, Limited Tax
Refunding & Improvement Series 2020:
850 4.000%, 12/01/31 12/28 at 100.00 AA 925,403
1,205 4.000%, 12/01/32 12/28 at 100.00 AA 1,305,630
5,000 Dublin City School District, Franklin, Delaware and Union Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2019A, 4.000%, 12/01/44
12/28 at 100.00 AAA 5,150,900
Dublin, Ohio, General Obligation Bonds, Limited Tax Various
Purpose Series 2015:
1,000 5.000%, 12/01/23 No Opt. Call Aaa 1,048,380
450 5.000%, 12/01/24 No Opt. Call Aaa 483,700
2,500 Fairborn City School District, Greene County, Ohio, General Obligation
Bonds, School Facilities Construction & Improvement Series 2021A,
4.000%, 12/01/50
12/30 at 100.00 Aa3 2,576,075
4,225 Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015,
5.000%, 12/01/31
12/25 at 100.00 AAA 4,607,869
2,000 Gahanna-Jefferson City School District, Franklin County, Ohio, General
Obligation Bonds, Construction & Improvement Series 2018, 5.000%,
12/01/48
6/28 at 100.00 Aa3 2,211,600
Graham Local School District, Champaign and Shelby
Counties, Ohio, General Obligation Bonds, School
Improvement Series 2013:
500 0.000%, 12/01/29 No Opt. Call Aa2 399,165
850 0.000%, 12/01/30 No Opt. Call Aa2 652,435
Grandview Heights City School District, Franklin County,
Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019:
1,980 4.000%, 12/01/51 6/29 at 100.00 AA+ 2,029,361
1,150 5.000%, 12/01/53 6/29 at 100.00 AA+ 1,285,976

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,595 Hilliard City School District, Franklin County, Ohio, General Obligation
Bonds, School Improvement Series 2017, 4.000%, 12/01/46
12/26 at 100.00 AA+ $ 2,645,213
1,095 Kenston Local School District, Geauga County, Ohio, General Obligation
Bonds, School improvement Series 2012, 0.000%, 12/01/27
No Opt. Call Aa1 947,011
1,560 Kettering City School District, Montgomery County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM
Insured
No Opt. Call AA 1,786,918
1,000 Little Miami Local School District, Warren and Clermont Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 5.000%,
11/01/43
11/25 at 100.00 AA 1,075,040
1,000 Mason City School District, Warren and Butler Counties, Ohio, General
Obligation Bonds, Refunding Series 2013A, 0.000%, 12/01/22
No Opt. Call Aa1 992,770
1,000 Maumee City School District, Lucas County, Ohio, General Obligation
Bonds, Capital Apprication Refunding Series 2012, 0.000%, 12/01/23
No Opt. Call AA- 971,170
500 Medina County, Ohio, General Obligation Bonds, Courthouse Facility
Improvement Limited Tax Series 2021, 4.000%, 12/01/46
6/26 at 100.00 AA+ 508,675
1,600 Medina, Ohio, General Obligation Bonds, Limited Tax Refunding Various
Purpose Series 2021, 4.000%, 12/01/40
12/31 at 100.00 N/R 1,681,264
1,000 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/28 - AGM Insured
No Opt. Call A2 1,151,720
Ohio State, General Obligation Bonds, Common Schools
Series 2017B:
4,500 5.000%, 9/15/27 No Opt. Call AA+ 5,124,150
5,000 5.000%, 9/01/30 No Opt. Call AA+ 5,924,550
Ohio State, General Obligation Bonds, Common Schools
Series 2019A:
4,930 5.000%, 6/15/37 6/29 at 100.00 AA+ 5,652,886
6,500 5.000%, 6/15/38 6/29 at 100.00 N/R 7,441,850
2,000 Ohio State, General Obligation Bonds, Highway Capital Improvement,
Series 2014R, 5.000%, 5/01/29
5/24 at 100.00 AAA 2,104,320
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2018V:
2,500 5.000%, 5/01/33 5/28 at 100.00 AAA 2,840,325
1,250 5.000%, 5/01/34 5/28 at 100.00 AAA 1,417,912
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2020W:
1,400 5.000%, 5/01/33 5/30 at 100.00 AAA 1,643,460
800 5.000%, 5/01/34 5/30 at 100.00 AAA 937,208
1,190 5.000%, 5/01/35 5/30 at 100.00 AAA 1,392,145
Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2020B:
350 5.000%, 8/01/32 8/28 at 100.00 AA+ 398,951
270 5.000%, 8/01/36 8/28 at 100.00 AA+ 306,156
Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2020C:
2,300 5.000%, 3/01/38 3/31 at 100.00 AA+ 2,685,618
1,000 5.000%, 3/01/40 3/31 at 100.00 AA+ 1,163,640
3,500 Ohio State, General Obligation Bonds, Refunding Common Schools
Series 2021C, 5.000%, 3/15/32
No Opt. Call N/R 4,231,115
Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obigation Bonds, School
Facilities Construction & Improvement Series 2016:
1,000 5.000%, 12/01/38 6/26 at 100.00 AAA 1,092,650
1,875 5.000%, 12/01/41 6/26 at 100.00 AAA 2,043,506
Princeton City School District, Hamilton County, Ohio,
Certificates of Participation, Series 2013:
50 5.000%, 12/01/33 12/22 at 100.00 AA- 50,768
2,380 Southwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 4.000%,
1/15/55
1/28 at 100.00 Aa2 2,427,124
4,000 South-Western City School District, Franklin and Pickaway Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2019A, 4.000%, 12/01/48
12/29 at 100.00 AA 4,097,480

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 6,000 Sycamore Community School District, Hamilton County, Ohio, General
Obligation Bonds, School Improvement Series 2020, 4.000%, 12/01/45
6/29 at 100.00 AAA $ 6,182,940
1,200 Toledo, Ohio, General Obligation Bonds, Limited Tax Capital
Improvement Series 2020, 4.000%, 12/01/35
12/30 at 100.00 A2 1,273,680
1,100 Wadsworth City School District, Medina County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 4.000%, 12/01/51
12/26 at 100.00 N/R 1,109,284
1,000 Westerville City School District, Franklin and Delaware Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2020, 3.000%, 12/01/43
6/29 at 100.00 Aa1 918,220
124,060 Total Tax Obligation/General 135,628,305
Tax Obligation/Limited - 20.1%
Blue Ash, Ohio, Tax Increment Financing Revenue Bonds,
Duke Realty Ohio, Series 2006:
950 5.000%, 12/01/25 7/22 at 100.00 N/R 957,191
1,165 5.000%, 12/01/30 7/22 at 100.00 N/R 1,170,837
1,890 5.000%, 12/01/35 7/22 at 100.00 N/R 1,896,710
5,500 Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes,
Series 2019A, 4.000%, 12/01/45
12/29 at 100.00 Aa2 5,678,200
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2017B-2:
1,250 5.000%, 10/01/31 4/28 at 100.00 AA 1,414,475
1,000 5.000%, 10/01/32 4/28 at 100.00 AA 1,129,630
1,000 Columbus Metropolitan Library, Franklin County, Ohio, Special Obligation
Library Fund Facilities Notes, Refunding Series 2020, 4.000%, 12/01/30
No Opt. Call Aa2 1,104,720
500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 513,345
1,145 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28,
144A
No Opt. Call N/R 1,171,873
5,530 Cuyahoga County, Ohio, Economic Development Revenue Bonds,
Refunding Series 2020D, 5.000%, 12/01/26
No Opt. Call AA 6,162,024
4,185 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark Improvement
Project, Series 2022A, 4.000%, 1/01/37
1/31 at 100.00 N/R 4,473,974
Cuyahoga County, Ohio, Sales Tax Revenue Bonds,
Refunding Various Purpose Series 2014:
1,000 5.000%, 12/01/28 12/24 at 100.00 AAA 1,068,070
2,940 Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 Aa1 3,184,755
495 Fairborn City School District, Greene, Clark and Montgomery Counties,
Ohio, Certificates of Participation, School Facilities Project, Series 2021,
4.000%, 12/01/37 - BAM Insured
12/28 at 100.00 AA 522,591
3,560 Franklin County Convention Facilities Authority, Ohio, Lease Appropriation
Bonds, Greater Columbus Convention Center Hotel Expansion Project,
Series 2019, 5.000%, 12/01/46
12/29 at 100.00 AA 3,988,980
Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 AAA 1,117,290
19,500 5.000%, 6/01/43 6/28 at 100.00 AAA 21,613,605
2,695 5.000%, 6/01/48 6/28 at 100.00 AAA 2,980,131
Gahanna-Jefferson City School District, Franklin County,
Ohio, Certificates of Participation, School Facilities Project,
Series 2021:
1,020 4.000%, 12/01/31 - BAM Insured 12/30 at 100.00 AA 1,103,038
1,320 4.000%, 12/01/32 - BAM Insured 12/30 at 100.00 AA 1,424,029

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Great Oaks Career Campuses Board of Education, Brown,
Butler, Clermont, Clinton, Fayette, Greene, Hamilton,
Highland, Madison, Pickaway, Ross and Warren, Ohio,
Certificates of Participation, School Improvement Project,
Series 2021:
$ 1,320 4.000%, 12/01/39 12/29 at 100.00 Aa1 $ 1,412,770
1,425 4.000%, 12/01/41 12/29 at 100.00 Aa1 1,482,000
1,675 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25
No Opt. Call AAA 1,838,028
2,180 Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%,
12/01/30
12/26 at 100.00 AA- 2,409,510
Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B:
500 0.000%, 12/01/26 - AMBAC Insured No Opt. Call A1 444,375
1,750 0.000%, 12/01/28 - AGM Insured No Opt. Call AA 1,459,885
3,300 0.000%, 12/01/28 - AMBAC Insured No Opt. Call A1 2,735,337
Mayfield City School District, Ohio, Certificates of
Participation, Middle School Project, Series 2009B:
435 0.000%, 9/01/27 No Opt. Call Aa2 378,080
855 0.000%, 9/01/28 No Opt. Call Aa2 716,789
1,100 New Albany Community Authority, Ohio, Community Facilities Revenue
Refunding Bonds, Series 2012C, 5.000%, 10/01/23
10/22 at 100.00 Aa3 1,111,770
1,060 Norwood, Hamilton County, Ohio, Special Obligation Development
Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46
6/27 at 100.00 N/R 1,000,417
Ohio State, Capital Facilities Lease Appropriation Bonds,
Juvenile Correctional Building Fund Projects, Series
2019A:
2,465 5.000%, 4/01/38 4/29 at 100.00 AA 2,787,989
2,485 5.000%, 4/01/39 4/29 at 100.00 AA 2,806,460
1,250 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2017A, 5.000%, 10/01/36
10/27 at 100.00 AA 1,391,150
2,245 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2019B, 5.000%, 10/01/31
No Opt. Call AA 2,677,320
Ohio State, Capital Facilities Lease-Appropriation Bonds,
Cultural & Sports Facilities Building Fund Projects, Series
2021A:
1,700 5.000%, 4/01/31 No Opt. Call AA 2,014,789
2,160 5.000%, 4/01/32 No Opt. Call AA 2,581,610
1,200 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31
12/27 at 100.00 AA 1,348,020
1,080 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2020A, 5.000%, 12/01/31
No Opt. Call AA 1,290,708
Ohio State, Capital Facilities Lease-Appropriation Bonds,
Parks & Recreation Improvement Fund Projects, Series
2022A:
1,635 5.000%, 12/01/29 No Opt. Call N/R 1,918,133
1,150 5.000%, 12/01/31 No Opt. Call N/R 1,374,365
1,660 Ohio State, Certificates of Participation, Ohio Attorney General Claims
Fund Project, Series 2021, 4.000%, 9/01/35
9/31 at 100.00 N/R 1,783,969
1,250 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2019-1, 5.000%, 12/15/31
No Opt. Call AA 1,494,575
945 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2021-1A, 5.000%, 12/15/32
No Opt. Call AA 1,138,706
1,360 Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas
County Port Authority Seaport and Docks Project, State Transportation
Infrastructure GRF Bond Fund, Series 2019-2, 5.000%, 11/15/39, (AMT)
5/27 at 100.00 AA+ 1,504,799
2,095 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2018,
5.000%, 12/01/44
12/28 at 100.00 AA 2,387,483
2,000 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 - AGM
Insured
12/25 at 100.00 AA 2,083,380

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 800 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50,
144A
12/28 at 100.00 N/R $ 646,136
495 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R 483,942
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R 836,700
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
8,320 4.500%, 7/01/34 7/25 at 100.00 N/R 8,515,770
1,257 4.550%, 7/01/40 7/28 at 100.00 N/R 1,273,278
500 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 506,475
265 Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds,
Series 2007A, 5.750%, 12/01/27
7/22 at 100.00 N/R 265,199
Riversouth Authority, Ohio, Riversouth Area Redevelopment
Bonds, Payable from City of Columbus, Ohio Annual
Rental Appropriations, Refunding Series 2012A:
1,400 5.000%, 12/01/23 12/22 at 100.00 AA+ 1,422,890
800 5.000%, 12/01/24 12/22 at 100.00 AA+ 814,168
Riversouth Authority, Ohio, Scioto Peninsula Area
Redevelopment Bonds, Payable from City of Columbus,
Ohio Annual Rental Appropriations, Series 2016:
1,000 5.000%, 12/01/28 12/25 at 100.00 AA+ 1,095,560
1,000 5.000%, 12/01/29 12/25 at 100.00 AA+ 1,094,500
2,955 Shaker Heights Public Library, Ohio, Certificates of Participation, Series
2019, 4.000%, 12/01/44
12/24 at 100.00 Aa2 2,991,642
Triway Local School District, Ohio, Certificates of
Participation, Series 2021:
1,580 4.000%, 12/01/38 - BAM Insured 12/28 at 100.00 AA 1,618,820
2,200 4.000%, 12/01/39 - BAM Insured 12/28 at 100.00 AA 2,238,038
2,395 4.000%, 12/01/41 - BAM Insured 12/28 at 100.00 N/R 2,416,675
125,892 Total Tax Obligation/Limited 134,467,678
Transportation - 4.1%
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 783,765
Ohio State, Private Activity Bonds, Portsmouth Gateway
Group, LLC - Borrower, Portsmouth Bypass Project, Series
2015:
3,500 5.000%, 12/31/35 - AGM Insured, (AMT) 6/25 at 100.00 AA 3,712,135
5,245 5.000%, 12/31/39 - AGM Insured, (AMT) 6/25 at 100.00 AA 5,528,072
7,725 5.000%, 6/30/53, (AMT) 6/25 at 100.00 A3 8,026,816
7,525 Ohio State, Revenue Bonds, Ohio Turnpike Commission, Refunding Series
1998A, 5.500%, 2/15/24 - FGIC Insured
No Opt. Call Aa2 7,852,488
1,000 Ohio Turnpike Commission, Turnpike Revenue Bonds, Refunding Series
2017A, 5.000%, 2/15/30
2/27 at 100.00 Aa2 1,116,670
25,745 Total Transportation 27,019,946
U.S. Guaranteed - 10.7% (5)
4,310 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%,
12/01/41, (Pre-refunded 12/01/26)
12/26 at 100.00 AAA 4,845,733
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2013A-2:
990 5.000%, 10/01/27, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,033,332
1,150 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,200,336
1,205 5.000%, 10/01/31, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,257,743

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2015A-2:
$ 2,245 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ $ 2,343,263
755 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R 786,008
Cuyahoga County, Ohio, Sales Tax Revenue Bonds,
Refunding Various Purpose Series 2014:
1,810 5.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,944,628
1,585 5.000%, 12/01/33, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,702,892
1,385 5.000%, 12/01/34, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,488,016
1,055 5.000%, 12/01/35, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,133,471
10,345 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/35, (Pre-refunded
12/01/24)
12/24 at 100.00 Aa1 11,114,461
1,000 Gallia County Local School District, Gallia and Jackson Counties, Ohio,
General Obligation Bonds, Refunding School Improvement Series 2014,
5.000%, 11/01/32, (Pre-refunded 11/01/24)
11/24 at 100.00 Aa2 1,070,950
Greater Cleveland Regional Transit Authority, Ohio, Sales
Tax Supported Capital Improvement Bonds, Refunding
Series 2015:
1,050 5.000%, 12/01/32, (Pre-refunded 12/01/25) 12/25 at 100.00 AAA 1,154,801
1,105 5.000%, 12/01/33, (Pre-refunded 12/01/25) 12/25 at 100.00 AAA 1,215,290
5,700 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38, (Pre-refunded
1/01/23)
1/23 at 100.00 AA+ 5,817,819
Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Series 2013:
8,500 5.000%, 11/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 AA+ 8,774,720
3,125 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Tender Option Bond Trust 2015-XF0225, 16.188%,
11/15/48, (Pre-refunded 5/15/23), 144A, (IF) (4)
5/23 at 100.00 AA+ 3,529,000
1,630 Northwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2015, 5.000%,
12/01/40, (Pre-refunded 12/01/23)
12/23 at 100.00 Aa2 1,707,621
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructure Commission Infrastructure Projects, Junior
Lien, Current Interest Series 2013A-1:
2,450 5.250%, 2/15/39, (Pre-refunded 2/15/23) 2/23 at 100.00 Aa3 2,510,417
1,500 5.000%, 2/15/48, (Pre-refunded 2/15/23) 2/23 at 100.00 Aa3 1,534,380
Princeton City School District, Hamilton County, Ohio,
Certificates of Participation, Series 2013:
560 5.000%, 12/01/33, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 569,772
1,305 5.000%, 12/01/42, (Pre-refunded 12/01/22) 12/22 at 100.00 AA- 1,328,764
1,000 Upper Arlington City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities & Improvement Series 2018A,
5.000%, 12/01/48, (Pre-refunded 12/01/27)
12/27 at 100.00 AAA 1,145,410
2,275 Willoughby-Eastlake City School District, Ohio, General Obligation Bonds,
School Improvement Series 2016, 5.000%, 12/01/46, (Pre-refunded
12/01/25)
12/25 at 100.00 A2 2,498,041
Wood County, Ohio, Hospital Facilities Revenue Bonds,
Wood County Hospital Project, Refunding and
Improvement Series 2012:
1,280 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 1,303,309
2,545 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 2,591,344
1,875 5.000%, 12/01/42, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 1,909,144
3,735 5.000%, 12/01/42, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 3,803,014
67,470 Total U.S. Guaranteed 71,313,679

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 16.1%
$ 1,750 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Refunding Series 2020A, 5.000%, 2/15/28
No Opt. Call A1 $ 1,978,865
1,500 American Municipal Power Ohio Inc., Prairie State Energy Campus Project
Revenue Bonds, Series 2015A, 5.000%, 2/15/42
2/24 at 100.00 A1 1,545,270
6,500 American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project
Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41
2/26 at 100.00 A1 6,911,970
1,665 American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 A 1,831,034
American Municipal Power, Inc., Ohio, Solar Electricity
Prepayment Project Revenue Bonds, Green Bonds Series
2020A:
250 4.000%, 2/15/40 2/29 at 100.00 A 251,882
1,200 4.000%, 2/15/44 2/29 at 100.00 A 1,205,064
905 Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series
2005, 5.000%, 12/01/23 - AGM Insured
No Opt. Call Aa2 932,168
Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2020A:
1,000 4.000%, 11/15/37 - AGM Insured 11/29 at 100.00 N/R 1,039,340
2,000 4.000%, 11/15/38 - AGM Insured 11/29 at 100.00 AA 2,068,660
2,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1,
0.000%, 11/15/33 - NPFG Insured
No Opt. Call A- 1,344,920
Cleveland, Ohio, Public Power System Revenue Bonds,
Series 2008B-2:
4,740 0.000%, 11/15/34 - NPFG Insured No Opt. Call A- 3,050,522
7,500 0.000%, 11/15/38 - NPFG Insured No Opt. Call A- 3,943,575
1,315 Cleveland, Ohio, Public Power System Revenue Refunding Bonds, Series
2018, 5.000%, 11/15/37 - AGM Insured
5/28 at 100.00 AA 1,472,761
2,300 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series
2014, 5.000%, 6/01/25
12/24 at 100.00 AA+ 2,464,680
Columbus, Ohio, Sewerage System Revenue Bonds,
Refunding Series 2015:
5,000 5.000%, 6/01/30 6/26 at 100.00 AA+ 5,511,300
6,750 5.000%, 6/01/32 6/26 at 100.00 AA+ 7,380,788
1,115 Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan
Sewer District of Greater Cincinnati, Refunding Series 2020A, 5.000%,
12/01/32
12/30 at 100.00 AA+ 1,292,508
Hamilton, Ohio, Electric System Revenue Bonds, Refunding
& Improvement Series 2019:
865 4.000%, 10/01/37 - BAM Insured 10/29 at 100.00 AA 918,708
1,000 4.000%, 10/01/38 - BAM Insured 10/29 at 100.00 AA 1,060,400
1,015 4.000%, 10/01/39 - BAM Insured 10/29 at 100.00 AA 1,074,580
1,100 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019,
5.000%, 8/01/49, (Mandatory Put 2/01/25)
11/24 at 100.68 Aa2 1,160,544
1,000 Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding
Series 2016, 4.000%, 12/01/38
12/25 at 100.00 Aa3 1,033,870
5,570 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Refunding & Improvement Series 2017, 5.000%,
11/15/33
5/28 at 100.00 AA+ 6,278,225
820 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 1,025
10,025 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (6)
No Opt. Call N/R 12,531
Ohio Water Development Authority, Revenue Bonds,
Drinking Water Assistance Fund, Refunding Series 2019B:
1,560 5.000%, 12/01/29 No Opt. Call AAA 1,835,995
1,170 5.000%, 6/01/30 No Opt. Call AAA 1,386,380
1,100 5.000%, 12/01/30 No Opt. Call AAA 1,312,377
Ohio Water Development Authority, Revenue Bonds,
Drinking Water Assistance Fund, Series 2016:
2,975 5.000%, 6/01/29 12/26 at 100.00 AAA 3,319,059
1,900 5.000%, 12/01/36 12/26 at 100.00 AAA 2,088,993

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Ohio Water Development Authority, Revenue Bonds, Fresh
Water Development, Series 2019:
$ 1,775 5.000%, 12/01/39 12/29 at 100.00 AAA $ 2,035,073
3,065 5.000%, 6/01/44 12/29 at 100.00 AAA 3,478,898
3,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2021, 5.000%, 6/01/46
12/31 at 100.00 N/R 3,470,970
Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Kestrel Verifiers, Green Series
2021A:
1,500 4.000%, 12/01/39 12/31 at 100.00 N/R 1,604,175
6,500 4.000%, 12/01/46 12/31 at 100.00 N/R 6,744,270
3,000 5.000%, 12/01/46 12/31 at 100.00 N/R 3,470,970
1,010 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/22
No Opt. Call AAA 1,028,695
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2015A, 5.000%, 6/01/26
No Opt. Call AAA 5,557,750
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2017A, 5.000%, 12/01/31
6/27 at 100.00 AAA 5,593,250
3,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/50
6/30 at 100.00 AAA 3,393,870
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020B, 4.000%, 12/01/38
12/30 at 100.00 AAA 5,325,100
115,440 Total Utilities 107,411,015
$ 630,282 Total Municipal Bonds (cost $649,603,385) 637,605,478
Shares Description (1) Value
COMMON STOCKS - 3.4%
Independent Power And Renewable Electricity Producers - 3.4%
350,634 Energy Harbor Corp (7),(8),(9) $ 22,948,995
Total Common Stocks (cost $9,249,818) 22,948,995
Total Long-Term Investments (cost $658,853,203) 660,554,473
Borrowings - (0.3)% (10),(11) (2,300,000)
Other Assets Less Liabilities - 1.4% 9,552,930
Net Assets - 100% $ 667,807,403
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio,
Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 and Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Borrowings as a percentage of Total Investments is 0.3%.
(11) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or inverse floating rate transactions, when applicable) in the Portfolio of Investments as collateral for borrowings.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
See accompanying notes to financial statements.

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 105.8%
MUNICIPAL BONDS - 100.5%
Consumer Discretionary - 0.3%
$ 105 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/46
9/27 at 100.00 CCC $ 103,241
250 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
7/22 at 100.00 B1 250,055
355 Total Consumer Discretionary 353,296
Consumer Staples - 1.4%
640 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
6/22 at 100.00 N/R 639,987
1,060 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,076,229
1,700 Total Consumer Staples 1,716,216
Education and Civic Organizations - 6.2%
1,000 Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science
Education Consortium, Inc Project, Series 2013A, 6.000%, 8/01/33
8/23 at 100.00 BBB- 1,025,370
1,530 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 BBB- 1,530,000
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Hmong American Peace Academy, Series
2020:
420 4.000%, 3/15/30 No Opt. Call BBB 421,810
500 4.000%, 3/15/40 3/30 at 100.00 BBB 485,055
1,200 5.000%, 3/15/50 3/30 at 100.00 BBB 1,245,240
1,525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45
2/30 at 100.00 Baa1 1,546,594
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Milwaukee School of
Engineering, Series 2021B:
500 2.125%, 4/01/39 - AGM Insured 4/31 at 100.00 AA 391,920
500 2.125%, 4/01/40 - AGM Insured 4/31 at 100.00 AA 385,515
415 2.250%, 4/01/41 - AGM Insured 4/31 at 100.00 AA 322,206
500 2.250%, 4/01/42 - AGM Insured 4/31 at 100.00 AA 383,200
8,090 Total Education and Civic Organizations 7,736,910
Health Care - 24.2%
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
155 5.000%, 7/01/29 No Opt. Call N/R 174,442
600 5.000%, 7/01/30 No Opt. Call N/R 681,612
190 5.000%, 7/01/31 No Opt. Call N/R 217,449
1,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aspirus, Inc Obligated Group, Refunding Series 2015A, 5.000%, 8/15/34
2/25 at 100.00 AA- 1,038,420
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Bellin Memorial Hospital, Series 2015:
250 5.000%, 12/01/23 No Opt. Call A+ 261,450
2,000 4.000%, 12/01/35 6/24 at 100.00 A+ 2,017,960
5,765 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Beloit Health System, Inc., Series 2020, 4.000%, 7/01/36
7/29 at 100.00 A 5,896,961
250 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Froedtert Community Health, Inc Obligated Group, Tender Option Bond
Trust 2015-XF0118, 11.646%, 4/01/42, 144A, (IF) (4)
10/22 at 100.00 AA 238,002

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 8,565 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47,
(UB) (4)
2/27 at 100.00 A- $ 8,967,898
4,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 A- 4,188,160
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc.,
Series 2019A:
2,000 4.000%, 12/01/44 12/29 at 100.00 A+ 2,009,400
3,100 4.000%, 12/01/49 12/29 at 100.00 A+ 3,045,006
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29
5/24 at 100.00 BBB+ 1,032,800
175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020A, 4.000%,
2/15/37 - AGM Insured
2/30 at 100.00 AA 179,098
29,050 Total Health Care 29,948,658
Housing/Multifamily - 20.5%
2,000 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue
Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30
6/23 at 100.00 N/R 1,994,120
3,020 Platteville Redevelopment Authority, Wisconsin, Revenue Bonds,
University of Wisconsin - Platteville Real Estate Foundation Project,
Series 2012A, 5.000%, 7/01/42
7/22 at 100.00 BBB- 3,020,785
2,000 Wisconsin Housing and Economic Development Authority Multi Family
Housing Bonds,Western Technical College Student Housing Project,
Series 2013B, 4.700%, 4/01/38
4/23 at 100.00 A 2,023,600
520 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2006A, 4.550%, 5/01/27, (AMT)
7/22 at 100.00 AA 520,582
2,125 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2015A, 4.125%, 11/01/46
5/25 at 100.00 AA 2,157,257
Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2017A:
1,000 4.000%, 11/01/47 11/26 at 100.00 AA 1,012,320
2,000 4.150%, 5/01/55 11/26 at 100.00 AA 2,027,580
2,230 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2017B, 3.900%, 11/01/42
11/26 at 100.00 AA 2,259,882
Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A:
145 3.700%, 11/01/33 11/27 at 100.00 AA 149,130
2,000 4.300%, 11/01/53, (UB) (4) 11/27 at 100.00 AA 2,052,720
6,720 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.375%, 5/01/57
11/28 at 100.00 AA 5,811,994
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37,
144A
7/28 at 102.00 N/R 2,372,875
26,260 Total Housing/Multifamily 25,402,845
Industrials - 0.6%
725 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 BBB- 725,160
Long-Term Care - 12.2%
500 Winnebago County Housing Authority, Wisconsin, Revenue Bonds,
Lutheran Homes of Oshkosh, Inc Project, Refunding Series 2015A,
4.450%, 3/01/30
7/22 at 100.00 N/R 439,165
150 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/61
10/28 at 102.00 N/R 117,696
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Clement Manor, Inc., Series 2019, 5.000%, 8/01/49
8/26 at 103.00 N/R 1,463,220
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44
10/22 at 102.00 N/R 1,988,260

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series
2021, 3.250%, 7/01/37
7/26 at 101.00 N/R $ 400,745
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48
10/23 at 102.00 N/R 1,972,820
1,750 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44
7/24 at 100.00 A 1,790,617
1,450 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019A, 5.000%, 7/01/49
7/26 at 100.00 A 1,508,566
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019B, 5.000%, 7/01/38
7/26 at 100.00 A 524,915
525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/45
9/27 at 103.00 N/R 459,774
650 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022. Forward
Delivery, 4.000%, 9/15/45(WI/DD, Settling 9/15/22)
9/27 at 103.00 N/R 542,224
185 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Series 2015B, 5.000%, 9/15/37
9/22 at 100.00 BBB- 186,909
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Series 2021A:
1,000 4.000%, 8/15/51 8/31 at 100.00 BBB+ 899,620
1,000 4.000%, 8/15/55 8/31 at 100.00 BBB+ 887,450
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%,
12/01/44
12/22 at 102.00 N/R 1,889,060
16,210 Total Long-Term Care 15,071,041
Tax Obligation/General - 1.5%
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 1,871,140
Tax Obligation/Limited - 24.6%
Ashwaubenon Community Development Authority,
Wisconsin, Lease Revenue Bonds, Brown County Expo
Center Project, Series 2019:
1,790 4.000%, 6/01/36 (4) 6/29 at 100.00 AA 1,888,504
3,500 3.000%, 6/01/44 6/29 at 100.00 AA 3,210,725
10,000 0.000%, 6/01/49 6/29 at 47.10 AA 3,335,700
Brookfield Community Development and Redevelopment
Authority, Wisconsin, Community Development Revenue
Bonds, Series 2015A:
1,340 3.550%, 6/01/34 6/25 at 100.00 A3 1,357,956
1,530 3.600%, 6/01/35 6/25 at 100.00 A3 1,552,307
1,250 Kaukauna Redevelopment Authority, Outagamie and Calumet Counties,
Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%,
6/01/40
6/25 at 100.00 A+ 1,276,662
675 Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC
Project Revenue Bonds, Series 2008, 5.125%, 6/01/29, (AMT)
7/22 at 100.00 A2 676,377
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2016A:
800 5.000%, 11/15/30 11/26 at 100.00 A+ 884,240
500 5.000%, 11/15/31 11/26 at 100.00 A+ 552,425
550 5.000%, 11/15/32 11/26 at 100.00 A+ 607,178
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017:
145 5.000%, 11/15/22 No Opt. Call A+ 147,307
630 5.000%, 11/15/28 11/26 at 100.00 A+ 699,426
500 5.000%, 11/15/34 11/26 at 100.00 A+ 550,650
1,000 5.000%, 11/15/35 11/26 at 100.00 A+ 1,099,540
500 5.000%, 11/15/36 11/26 at 100.00 A+ 548,885

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2007N:
$ 535 5.250%, 7/01/32 - NPFG Insured No Opt. Call Baa2 $ 558,037
435 5.250%, 7/01/33 - NPFG Insured No Opt. Call Baa2 453,609
1,000 5.250%, 7/01/36 No Opt. Call AA 1,063,270
500 Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 -
AGM Insured
7/22 at 100.00 AA 507,435
2,085 Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue
Refunding Bonds, Series 1998A, 5.500%, 12/15/26 - NPFG Insured
No Opt. Call Aa3 2,299,755
Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006:
120 5.000%, 10/01/25 - NPFG Insured 7/22 at 100.00 Baa2 121,685
125 5.000%, 10/01/28 - FGIC Insured 7/22 at 100.00 Baa2 126,749
Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016:
390 5.000%, 12/15/27 6/26 at 100.00 Aa3 432,268
1,000 5.000%, 12/15/30 6/26 at 100.00 Aa3 1,101,870
500 5.000%, 12/15/31 6/26 at 100.00 Aa3 550,935
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
1,125 5.250%, 12/15/23 No Opt. Call AA 1,162,496
675 5.250%, 12/15/27 No Opt. Call AA 748,265
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A:
2,035 0.000%, 12/15/28 - AGM Insured No Opt. Call AA 1,643,914
1,945 0.000%, 12/15/31 No Opt. Call AA 1,388,866
37,180 Total Tax Obligation/Limited 30,547,036
Transportation - 0.3%
55 Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue
and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%,
7/01/22
No Opt. Call BBB+ 55,089
355 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing, OPCO LLC Project, Senior Lien Series 2012, 5.250%,
1/01/32, (AMT)
7/22 at 100.00 BBB 356,072
410 Total Transportation 411,161
U.S. Guaranteed - 4.8% (5)
1,000 Neenah Community Development Authority, Wisconsin, Lease Revenue
Bonds, Refunding Series 2013, 4.100%, 12/01/27, (Pre-refunded
12/01/23)
12/23 at 100.00 A2 1,033,620
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
1,055 5.250%, 12/15/23, (ETM) No Opt. Call AA 1,067,702
190 5.250%, 12/15/27, (ETM) No Opt. Call AA 211,584
500 Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Junior Series 2013A, 5.000%, 12/15/29, (Pre-refunded 12/15/22)
12/22 at 100.00 Baa1 509,540
810 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Beaver Dam Community Hospitals Inc, Series 2013A, 5.250%, 8/15/34,
(Pre-refunded 8/15/23)
8/23 at 100.00 N/R 843,542
10 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Howard Young Health Care, Inc, Refunding Series 2012, 5.000%,
8/15/22, (ETM)
No Opt. Call N/R 10,077
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series
2017A, 5.000%, 9/01/36, (Pre-refunded 9/01/27)
9/27 at 100.00 N/R 563,705
10 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30,
(Pre-refunded 8/15/25)
8/25 at 100.00 N/R 10,874

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Refunding Series 2013:
$ 1,520 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 BBB+ $ 1,580,299
130 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 A 135,157
5,725 Total U.S. Guaranteed 5,966,100
Utilities - 3.9%
995 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (6)
No Opt. Call N/R 1,244
125 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB 126,449
860 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 1,075
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (6)
No Opt. Call N/R 1,250
265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (6)
No Opt. Call N/R 331
575 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 5.000%, 7/01/30 - AGM Insured
7/22 at 100.00 AA 586,115
580 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.250%, 7/01/23 - NPFG Insured
No Opt. Call Baa2 586,484
790 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28
7/22 at 100.00 AA 805,271
305 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007UU, 5.000%, 7/01/24 - AGM Insured
7/22 at 100.00 AA 310,896
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007VV:
675 5.250%, 7/01/24 No Opt. Call Baa2 689,263
130 5.250%, 7/01/26 - NPFG Insured No Opt. Call Baa2 134,685
185 5.250%, 7/01/31 - AGM Insured No Opt. Call AA 194,350
250 5.250%, 7/01/35 - NPFG Insured No Opt. Call Baa2 260,797
1,200 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/25
7/22 at 100.00 CCC 1,168,428
7,935 Total Utilities 4,866,638
$ 135,640 Total Municipal Bonds (cost $128,990,834) 124,616,201
Shares Description (1) Value
COMMON STOCKS - 5.3%
Independent Power And Renewable Electricity Producers - 5.3%
100,944 Energy Harbor Corp (7),(8),(9) 6,606,785
Total Common Stocks (cost $2,869,331) 6,606,785
Total Long-Term Investments (cost $131,860,165) 131,222,986
Floating Rate Obligations - (6.5)%   (8,020,000)
Other Assets Less Liabilities - 0.7% 864,080
Net Assets - 100% $ 124,067,066
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air
Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergyGeneration Corporation Project, Series 2009A,
5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refund-
ing Series 2006A, 3.750%, 12/01/23, and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,
Shippingport Project, First Energy Guarantor, Series2005A, 3.750%, 12/01/40.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
May 31, 2022
See accompanying notes to financial statements.

Kansas Kentucky Michigan Missouri Ohio Wisconsin
Assets
Long-term investments, at value
†
$ 261,253,712 $ 360,127,815 $ 331,536,396 $ 658,981,128 $ 660,554,473 $ 131,222,986
Cash – – – – – 36,869
Receivable for interest 3,290,581 4,536,224 3,184,648 7,072,326 10,915,479 1,746,221
Receivable for investments sold 225,000 25,000 11,317,582 10,092,584 9,410,203 240,000
Receivable for shares sold 69,131 775,903 1,186,841 9,890,739 2,585,663 2,263
Other assets 8,341 110,803 64,388 74,365 144,797 3,928
Total assets 264,846,765 365,575,745 347,289,855 686,111,142 683,610,615 133,252,267
Liabilities
Borrowings 4,400,000 – 7,900,000 – 2,300,000 –
Cash overdraft 734,482 4,383,398 4,263,686 3,129,591 5,254,184 –
Floating rate obligations – 29,845,000 15,200,000 – – 8,020,000
Payable for dividends 83,444 72,602 102,102 308,096 263,525 33,660
Payable for interest — 102,483 16,121 — — 21,360
Payable for investments purchased - regular
settlement — — 6,870,310 8,857,406 5,367,529 —
Payable for investments purchased - when-issued/
delayed-delivery settlement — — — 6,400,405 — 674,804
Payable for shares redeemed 729,715 379,948 433,596 1,928,078 1,883,066 249,308
Accrued expenses:
Management fees 110,718 138,003 132,150 273,522 276,387 52,830
Trustees fees 5,799 108,463 60,145 72,591 143,194 826
12b-1 distribution and service fees 34,827 47,172 27,596 72,840 64,745 17,705
Other 145,723 155,608 159,979 222,604 250,582 114,708
Total liabilities 6,244,708 35,232,677 35,165,685 21,265,133 15,803,212 9,185,201
Commitments and contingencies (as disclosed in Note 8)
Net assets $ 258,602,057 $ 330,343,068 $ 312,124,170 $ 664,846,009 $ 667,807,403 $ 124,067,066
†
Long-term investments, cost $ 267,498,911 $ 367,465,428 $ 344,447,167 $ 666,557,808 $ 658,853,203 $ 131,860,165

Statement of Assets and Liabilities
(continued)
See accompanying notes to financial statements.

Kansas Kentucky Michigan Missouri Ohio Wisconsin
Class A Shares
Net Assets $ 153,221,811 $ 242,579,908 $ 117,382,402 $ 340,019,263 $ 309,710,313 $ 70,471,911
Shares outstanding 15,107,280 23,849,127 10,737,514 31,623,732 27,914,199 6,883,230
Net asset value ("NAV") per share $ 10.14 $ 10.17 $ 10.93 $ 10.75 $ 11.10 $ 10.24
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 10.58 $ 10.62 $ 11.41 $ 11.22 $ 11.59 $ 10.69
Class C Shares
Net Assets $ 9,897,473 $ 7,047,933 $ 8,852,548 $ 18,127,232 $ 14,598,568 $ 6,905,324
Shares outstanding 977,945 693,166 812,256 1,692,399 1,323,311 674,481
NAV and offering price per share $ 10.12 $ 10.17 $ 10.90 $ 10.71 $ 11.03 $ 10.24
Class I Shares
Net Assets $ 95,482,773 $ 80,715,227 $ 185,889,220 $ 306,699,514 $ 343,498,522 $ 46,689,831
Shares outstanding 9,382,745 7,946,592 17,029,719 28,566,772 31,076,551 4,555,113
NAV and offering price per share $ 10.18 $ 10.16 $ 10.92 $ 10.74 $ 11.05 $ 10.25
Fund level net assets consist of:
Capital paid-in $ 271,886,942 $ 345,494,250 $ 327,084,703 $ 686,951,947 $ 671,729,587 $ 129,933,481
Total distributable earnings (loss) (13,284,885) (15,151,182) (14,960,533) (22,105,938) (3,922,184) (5,866,415)
Fund level net assets $ 258,602,057 $ 330,343,068 $ 312,124,170 $ 664,846,009 $ 667,807,403 $ 124,067,066
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $   0.01 $   0.01 $   0.01 $   0.01 $   0.01 $   0.01

Statement of Operations
May 31, 2022
See accompanying notes to financial statements.

Kansas Kentucky Michigan Missouri Ohio Wisconsin
Investment Income
Interest $ 8,988,998 $ 12,192,475 $ 9,668,044 $ 22,878,023 $ 20,469,311 $ 5,299,127
Total Investment Income 8,988,998 12,192,475 9,668,044 22,878,023 20,469,311 5,299,127
Expenses
– – – – – –
Management fees 1,469,905 1,852,427 1,743,102 3,649,463 3,591,944 704,618
12b-1 service fees - Class A Shares 367,567 546,934 283,528 769,206 705,365 157,946
12b-1 distribution and service fees - Class C Shares 115,507 84,433 102,596 219,532 178,030 77,520
12b-1 distribution and service fees - Class C2 Shares
(1)
136 69 74 58 138 47
Shareholder servicing agent fees 91,925 124,319 153,194 202,347 297,221 61,114
Interest expense 15,162 226,601 116,441 12,200 15,486 68,144
Custodian expenses, net 49,422 51,240 54,150 93,531 87,948 35,847
Trustees fees 9,432 11,896 11,131 23,588 23,268 4,318
Professional fees 53,045 57,107 55,291 72,368 73,100 46,447
Shareholder reporting expenses 21,397 26,842 23,599 29,186 33,811 20,037
Federal and state registration fees 6,773 6,528 11,484 9,737 6,517 10,243
Other 12,017 11,001 12,200 16,288 14,498 10,639
Total expenses 2,212,288 2,999,397 2,566,790 5,097,504 5,027,326 1,196,920
Net investment income (loss) 6,776,710 9,193,078 7,101,254 17,780,519 15,441,985 4,102,207
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (301,579) (1,768,104) (1,402,560) (9,423,575) (4,925,877) (354,568)
Change in net unrealized appreciation (depreciation) of
investments (20,734,413) (35,456,305) (34,785,075) (56,392,033) (51,235,062) (10,115,830)
Net realized and unrealized gain (loss) (21,035,992) (37,224,409) (36,187,635) (65,815,608) (56,160,939) (10,470,398)
Net increase (decrease) in net assets from operations $ (14,259,282) $ (28,031,331) $ (29,086,381) $ (48,035,089) $ (40,718,954) $ (6,368,191)
(1)
Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Kansas Kentucky
Year Ended
5/31/22
Year Ended
5/31/21
Year Ended
5/31/22
Year Ended
5/31/21
Operations
Net investment income (loss) $ 6,776,710 $ 7,004,654 $ 9,193,078 $ 9,746,830
Net realized gain (loss) from investments (301,579) 29,081 (1,768,104) 93,375
Change in net unrealized appreciation (depreciation) of
investments (20,734,413) 9,795,412 (35,456,305) 10,269,647
Net increase (decrease) in net assets from operations (14,259,282) 16,829,147 (28,031,331) 20,109,852
Distributions to Shareholders
Dividends:
Class A Shares (3,961,204) (4,371,479) (6,752,136) (6,968,105)
Class C Shares (153,965) (196,226) (139,317) (142,625)
Class C2 Shares
(1)
– (124,222) – (86,250)
Class I Shares (2,413,868) (2,354,821) (2,554,965) (2,267,196)
Decrease in net assets from distributions to shareholders (6,529,037) (7,046,748) (9,446,418) (9,464,176)
Fund Share Transactions
Proceeds from sale of shares 40,652,981 60,411,350 54,326,792 57,224,414
Proceeds from shares issued to shareholders due to reinvestment of distributions 5,452,341 5,794,209 8,483,351 8,460,989
46,105,322 66,205,559 62,810,143 65,685,403
Cost of shares redeemed (74,253,954) (49,433,290) (73,969,239) (46,743,837)
Net increase (decrease) in net assets from Fund share transactions (28,148,632) 16,772,269 (11,159,096) 18,941,566
Net increase (decrease) in net assets (48,936,951) 26,554,668 (48,636,845) 29,587,242
Net assets at the beginning of period 307,539,008 280,984,340 378,979,913 349,392,671
Net assets at the end of period $ 258,602,057 $ 307,539,008 $ 330,343,068 $ 378,979,913

See accompanying notes to financial statements.

Michigan Missouri
Year Ended
5/31/22
Year Ended
5/31/21
Year Ended
5/31/22
Year Ended
5/31/21
Operations
Net investment income (loss) $ 7,101,254 $ 7,221,282 $ 17,780,519 $ 17,845,188
Net realized gain (loss) from investments (1,402,560) 264,475 (9,423,575) 311,985
Change in net unrealized appreciation (depreciation) of
investments (34,785,075) 4,350,614 (56,392,033) 17,261,301
Net increase (decrease) in net assets from operations (29,086,381) 11,836,371 (48,035,089) 35,418,474
Distributions to Shareholders
Dividends:
Class A Shares (2,745,571) (3,103,363) (8,8 62,121) (8,910,480)
Class C Shares (115,578) (147,807) (324,148) (395,892)
Class C2 Shares
(1)
– (28,417) – (70,417)
Class I Shares (4,333,647) (4,077,260) (8,520,982) (8,651,117)
Decrease in net assets from distributions to shareholders (7,194,796) (7,356,847) (17,707,251) (18,027,906)
Fund Share Transactions
Proceeds from sale of shares 107,799,572 104,473,027 156,826,725 170,287,000
Proceeds from shares issued to shareholders due to reinvestment of distributions 6,087,425 6,176,738 13,596,302 13,314,103
113,886,997 110,649,765 170,423,027 183,601,103
Cost of shares redeemed (115,149,635) (48,279,204) (182,169,142) (93,506,580)
Net increase (decrease) in net assets from Fund share transactions (1,262,638) 62,370,561 (11,746,115) 90,094,523
Net increase (decrease) in net assets (37,543,815) 66,850,085 (77,488,455) 107,485,091
Net assets at the beginning of period 349,667,985 282,817,900 742,334,464 634,849,373
Net assets at the end of period $ 312,124,170 $ 349,667,985 $ 664,846,009 $ 742,334,464

See accompanying notes to financial statements.

Ohio Wisconsin
Year Ended
5/31/22
Year Ended
5/31/21
Year Ended
5/31/22
Year Ended
5/31/21
Operations
Net investment income (loss) $ 15,441,985 $ 16,184,099 $ 4,102,207 $ 4,521,196
Net realized gain (loss) from investments (4,925,877) 191,724 (354,568) 577,460
Change in net unrealized appreciation (depreciation) of
investments (51,235,062) 3,396,331 (10,115,830) 4,450,533
Net increase (decrease) in net assets from operations (40,718,954) 19,772,154 (6,368,191) 9,549,189
Distributions to Shareholders
Dividends:
Class A Shares (6,868,034) (8,982,540) (2,340,989) (2,381,269)
Class C Shares (202,943) (339,368) (167,017) (185,166)
Class C2 Shares
(1)
– (137,956) – (57,775)
Class I Shares (8,017,469) (9,178,718) (1,698,955) (1,826,676)
Decrease in net assets from distributions to shareholders (15,088,446) (18,638,582) (4,206,961) (4,450,886)
Fund Share Transactions
Proceeds from sale of shares 152,881,588 155,610,047 1,788,350 4,173,792
Proceeds from shares issued to shareholders due to reinvestment of distributions 11,761,771 14,490,701 3,767,489 3,935,751
164,643,359 170,100,748 5,555,839 8,109,543
Cost of shares redeemed (187,619,410) (107,501,789) (17,336,511) (24,256,517)
Net increase (decrease) in net assets from Fund share transactions (22,976,051) 62,598,959 (11,780,672) (16,146,974)
Net increase (decrease) in net assets (78,783,451) 63,732,531 (22,355,824) (11,048,671)
Net assets at the beginning of period 746,590,854 682,858,323 146,422,890 157,471,561
Net assets at the end of period $ 667,807,403 $ 746,590,854 $ 124,067,066 $ 146,422,890
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

Kansas
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 10.87 $ 0.24 $ (0.74) $ (0.50) $ (0.23) $ — $ (0.23) $ 10.14
2021 10.51 0.25 0.37 0.62 (0.26) — (0.26) 10.87
2020 10.74 0.30 (0.21) 0.09 (0.32) — (0.32) 10.51
2019 10.56 0.35 0.16 0.51 (0.33) — (0.33) 10.74
2018 10.75 0.36 (0.18) 0.18 (0.37) — (0.37) 10.56
Class
C
2022 10.85 0.15 (0.74) (0.59) (0.14) — (0.14) 10.12
2021 10.48 0.17 0.37 0.54 (0.17) — (0.17) 10.85
2020 10.72 0.21 (0.22) (0.01) (0.23) — (0.23) 10.48
2019 10.54 0.26 0.17 0.43 (0.25) — (0.25) 10.72
2018 10.73 0.27 (0.18) 0.09 (0.28) — (0.28) 10.54
Class
I
2022 10.91 0.26 (0.74) (0.48) (0.25) — (0.25) 10.18
2021 10.55 0.28 0.36 0.64 (0.28) — (0.28) 10.91
2020 10.78 0.32 (0.21) 0.11 (0.34) — (0.34) 10.55
2019 10.60 0.37 0.17 0.54 (0.36) — (0.36) 10.78
2018 10.79 0.38 (0.18) 0.20 (0.39) — (0.39) 10.60
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 -
Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing
Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
(4.68) % $ 153,222 0.79% 0.78% 2.24% 15%
5.92 193,933 0.79 0.79 2.37 6
0.80 176,030 0.82 0.79 2.79 21
4.96 163,340 0.89 0.82 3.28 15
1.66 149,898 0.87 0.81 3.36 16
(5.47) 9,897 1.59 1.58 1.44 15
5.18 12,446 1.59 1.59 1.57 6
(0.09) 12,261 1.62 1.59 1.99 21
4.13 12,340 1.69 1.62 2.48 15
0.87 12,587 1.67 1.61 2.55 16
(4.45) 95,483 0.59 0.58 2.44 15
6.13 99,746 0.59 0.59 2.56 6
1.02 82,558 0.62 0.59 2.98 21
5.17 67,936 0.69 0.62 3.46 15
1.89 46,609 0.67 0.61 3.56 16

Financial Highlights
(continued)
Kentucky
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.24 $ 0.26 $ (1.06) $ (0.80) $ (0.27) $ — $ (0.27) $ 10.17
2021 10.91 0.30 0.32 0.62 (0.29) — (0.29) 11.24
2020 10.92 0.31 (0.03) 0.28 (0.29) — (0.29) 10.91
2019 10.64 0.32 0.28 0.60 (0.32) — (0.32) 10.92
2018 10.94 0.35 (0.29) 0.06 (0.36) — (0.36) 10.64
Class
C
2022 11.24 0.18 (1.07) (0.89) (0.18) — (0.18) 10.17
2021 10.91 0.21 0.32 0.53 (0.20) — (0.20) 11.24
2020 10.92 0.22 (0.03) 0.19 (0.20) — (0.20) 10.91
2019 10.64 0.23 0.28 0.51 (0.23) — (0.23) 10.92
2018 10.94 0.26 (0.28) (0.02) (0.28) — (0.28) 10.64
Class
I
2022 11.23 0.28 (1.06) (0.78) (0.29) — (0.29) 10.16
2021 10.90 0.32 0.32 0.64 (0.31) — (0.31) 11.23
2020 10.91 0.33 (0.03) 0.30 (0.31) — (0.31) 10.90
2019 10.64 0.34 0.27 0.61 (0.34) — (0.34) 10.91
2018 10.94 0.37 (0.28) 0.09 (0.39) — (0.39) 10.64
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 -
Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing
Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
(7.25) % $ 242,580 0.83% 0.77% 2.41% 16%
5.73 279,307 0.83 0.77 2.67 5
2.55 261,330 0.93 0.78 2.78 13
5.74 270,776 0.97 0.79 2.97 25
0.57 272,191 0.86 0.78 3.24 27
(8.01) 7,048 1.63 1.57 1.60 16
4.88 8,607 1.63 1.57 1.87 5
1.73 7,584 1.73 1.58 1.98 13
4.91 7,232 1.77 1.59 2.17 25
(0.21) 7,583 1.66 1.58 2.43 27
(7.05) 80,715 0.63 0.57 2.60 16
5.94 90,506 0.63 0.57 2.87 5
2.77 72,550 0.73 0.58 2.98 13
5.89 56,021 0.76 0.58 3.17 25
0.80 44,851 0.66 0.58 3.43 27

Financial Highlights
(continued)
Michigan
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 12.09 $ 0.23 $ (1.16) $ (0.93) $ (0.22) $ (0.01) $ (0.23) $ 10.93
2021 11.92 0.26 0.18 0.44 (0.27) — (0.27) 12.09
2020 11.67 0.29 0.25 0.54 (0.29) — (0.29) 11.92
2019 11.35 0.30 0.31 0.61 (0.29) — (0.29) 11.67
2018 11.56 0.31 (0.20) 0.11 (0.32) — (0.32) 11.35
Class
C
2022 12.05 0.13 (1.15) (1.02) (0.12) (0.01) (0.13) 10.90
2021 11.88 0.17 0.17 0.34 (0.17) — (0.17) 12.05
2020 11.63 0.19 0.25 0.44 (0.19) — (0.19) 11.88
2019 11.31 0.21 0.31 0.52 (0.20) — (0.20) 11.63
2018 11.53 0.22 (0.21) 0.01 (0.23) — (0.23) 11.31
Class
I
2022 12.07 0.25 (1.15) (0.90) (0.24) (0.01) (0.25) 10.92
2021 11.90 0.29 0.17 0.46 (0.29) — (0.29) 12.07
2020 11.65 0.31 0.25 0.56 (0.31) — (0.31) 11.90
2019 11.33 0.32 0.32 0.64 (0.32) — (0.32) 11.65
2018 11.55 0.33 (0.21) 0.12 (0.34) — (0.34) 11.33
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 -
Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing
Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
(7.82) % $ 117,382 0.81% 0.78% 1.91% 21%
3.72 14,856 0.83 0.80 2.19 4
4.66 12,078 0.83 0.80 2.46 10
5.49 11,669 0.86 0.82 2.66 16
0.94 11,297 0.86 0.82 2.72 10
(8.51) 8,853 1.61 1.58 1.11 21
2.90 1,044 1.63 1.60 1.39 4
3.84 1,044 1.63 1.60 1.66 10
4.67 1,020 1.66 1.62 1.85 16
0.06 1,176 1.66 1.62 1.92 10
(7.56) 185,889 0.61 0.58 2.12 21
3.93 19,007 0.63 0.60 2.38 4
4.88 14,859 0.63 0.60 2.66 10
5.72 12,333 0.66 0.62 2.85 16
1.06 9,318 0.66 0.62 2.92 10

Financial Highlights
(continued)
Missouri
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.73 $ 0.27 $ (0.99) $ (0.72) $ (0.26) $ — $ (0.26) $ 10.75
2021 11.43 0.29 0.31 0.60 (0.30) — (0.30) 11.73
2020 11.45 0.32 0.01 0.33 (0.35) — (0.35) 11.43
2019 11.19 0.36 0.27 0.63 (0.37) — (0.37) 11.45
2018 11.38 0.38 (0.20) 0.18 (0.37) — (0.37) 11.19
Class
C
2022 11.68 0.17 (0.97) (0.80) (0.17) — (0.17) 10.71
2021 11.38 0.20 0.30 0.50 (0.20) — (0.20) 11.68
2020 11.40 0.23 0.01 0.24 (0.26) — (0.26) 11.38
2019 11.14 0.27 0.27 0.54 (0.28) — (0.28) 11.40
2018 11.33 0.29 (0.20) 0.09 (0.28) — (0.28) 11.14
Class
I
2022 11.71 0.29 (0.97) (0.68) (0.29) — (0.29) 10.74
2021 11.42 0.32 0.29 0.61 (0.32) — (0.32) 11.71
2020 11.43 0.35 0.02 0.37 (0.38) — (0.38) 11.42
2019 11.18 0.39 0.26 0.65 (0.40) — (0.40) 11.43
2018 11.37 0.40 (0.19) 0.21 (0.40) — (0.40) 11.18
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 -
Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing
Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
(6.21) % $ 340,019 0.75% 0.75% 2.32% 25%
5.27 384,737 0.76 0.76 2.52 5
3.00 311,195 0.77 0.77 2.82 11
5.69 267,631 0.78 0.78 3.26 17
1.64 230,518 0.78 0.78 3.38 18
(6.94) 18,127 1.55 1.55 1.52 25
4.45 23,454 1.56 1.56 1.73 5
2.08 22,911 1.57 1.57 2.02 11
4.96 19,534 1.58 1.58 2.46 17
0.83 18,629 1.58 1.58 2.58 18
(5.94) 306,700 0.55 0.55 2.52 25
5.41 333,691 0.56 0.56 2.72 5
3.22 294,393 0.57 0.57 3.02 11
5.93 259,964 0.58 0.58 3.46 17
1.86 243,589 0.58 0.58 3.58 18

Financial Highlights
(continued)
Ohio
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.96 $ 0.24 $ (0.87) $ (0.63) $ (0.22) $ (0.01) $ (0.23) $ 11.10
2021 11.94 0.26 0.06 0.32 (0.26) (0.04) (0.30) 11.96
2020 11.62 0.30 0.31 0.61 (0.29) — (0.29) 11.94
2019 11.29 0.33 0.32 0.65 (0.32) — (0.32) 11.62
2018 11.55 0.34 (0.24) 0.10 (0.36) — (0.36) 11.29
Class
C
2022 11.90 0.14 (0.87) (0.73) (0.13) (0.01) (0.14) 11.03
2021 11.87 0.16 0.08 0.24 (0.17) (0.04) (0.21) 11.90
2020 11.55 0.21 0.31 0.52 (0.20) — (0.20) 11.87
2019 11.22 0.23 0.33 0.56 (0.23) — (0.23) 11.55
2018 11.48 0.24 (0.23) 0.01 (0.27) — (0.27) 11.22
Class
I
2022 11.92 0.26 (0.87) (0.61) (0.25) (0.01) (0.26) 11.05
2021 11.90 0.28 0.07 0.35 (0.29) (0.04) (0.33) 11.92
2020 11.58 0.32 0.32 0.64 (0.32) — (0.32) 11.90
2019 11.24 0.35 0.32 0.67 (0.33) — (0.33) 11.58
2018 11.51 0.36 (0.24) 0.12 (0.39) — (0.39) 11.24
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 -
Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing
Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
(5.36) % $ 309,710 0.76% 0.76% 2.00% 19%
2.73 365,676 0.77 0.77 2.18 6
5.35 342,227 0.78 0.77 2.57 13
5.84 321,256 0.79 0.79 2.89 13
0.92 306,232 0.78 0.78 2.94 16
(6.24) 14,599 1.56 1.56 1.20 19
2.00 18,821 1.57 1.57 1.39 6
4.52 19,914 1.58 1.57 1.77 13
5.02 20,574 1.59 1.59 2.09 13
0.13 21,720 1.58 1.58 2.14 16
(5.27) 343,499 0.56 0.56 2.20 19
2.94 360,971 0.57 0.57 2.38 6
5.59 308,803 0.58 0.57 2.77 13
6.12 272,612 0.59 0.59 3.09 13
1.04 233,238 0.58 0.58 3.14 16

Financial Highlights
(continued)
Wisconsin
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.07 $ 0.32 $ (0.83) $ (0.51) $ (0.32) $ — $ (0.32) $ 10.24
2021 10.71 0.32 0.36 0.68 (0.32) — (0.32) 11.07
2020 10.79 0.31 (0.10) 0.21 (0.29) — (0.29) 10.71
2019 10.48 0.33 0.32 0.65 (0.34) — (0.34) 10.79
2018 10.60 0.34 (0.12) 0.22 (0.34) — (0.34) 10.48
Class
C
2022 11.07 0.23 (0.82) (0.59) (0.24) — (0.24) 10.24
2021 10.71 0.24 0.35 0.59 (0.23) — (0.23) 11.07
2020 10.79 0.22 (0.10) 0.12 (0.20) — (0.20) 10.71
2019 10.48 0.24 0.32 0.56 (0.25) — (0.25) 10.79
2018 10.60 0.26 (0.13) 0.13 (0.25) — (0.25) 10.48
Class
I
2022 11.09 0.34 (0.83) (0.49) (0.35) — (0.35) 10.25
2021 10.72 0.35 0.36 0.71 (0.34) — (0.34) 11.09
2020 10.81 0.33 (0.11) 0.22 (0.31) — (0.31) 10.72
2019 10.50 0.35 0.32 0.67 (0.36) — (0.36) 10.81
2018 10.63 0.37 (0.14) 0.23 (0.36) — (0.36) 10.50
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 -
Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing
Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
(4.71) % $ 70,472 0.89% 0.84% 2.89% 6%
6.42 81,624 0.89 0.84 2.97 6
1.93 82,985 0.93 0.84 2.85 23
6.29 77,040 0.93 0.88 3.11 26
2.08 53,569 0.88 0.88 3.27 17
(5.48) 6,905 1.69 1.64 2.09 6
5.59 8,272 1.69 1.64 2.17 6
1.11 9,205 1.73 1.64 2.05 23
5.45 8,690 1.73 1.68 2.31 26
1.27 5,566 1.68 1.68 2.47 17
(4.58) 46,690 0.69 0.64 3.09 6
6.72 56,144 0.69 0.64 3.17 6
2.03 61,377 0.73 0.64 3.04 23
6.52 69,305 0.73 0.68 3.32 26
2.21 52,835 0.68 0.68 3.46 17

Notes to Financial Statements
1. General Information
Trust and Fund Information
The Nuveen Multistate Trust IV (the “Trust”), is an open-end management investment company registered under the Investment Company Act of
1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Kansas Municipal Bond Fund (“Kansas”), Nuveen Kentucky Municipal
Bond Fund (“Kentucky”), Nuveen Michigan Municipal Bond Fund (“Michigan”), Nuveen Missouri Municipal Bond Fund (“Missouri”), Nuveen
Ohio Municipal Bond Fund (“Ohio”) and Nuveen Wisconsin Municipal Bond Fund (“Wisconsin”) (each a “Fund” and collectively, the “Funds”), as diversified funds. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
The end of the reporting period for the Funds is May 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended May 31, 2022 (the "current fiscal period").
Fund Closure
Effective September 27, 2019, Wisconsin closed to new and existing investors, except for dividend reinvestment plans that were elected on or before the Fund’s closing date. The Fund reserves the right to reopen at its discretion.
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. The Funds issued Class C2 Shares upon the exchange of Class C2
Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment but Class C2 Shares were not available for new accounts or for additional investment into existing accounts. Class C2 Shares were subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C2
Shares converted to Class A Shares after the close of business on June 4, 2021. Class I Share are sold without an up-front sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”)
interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new
Fund
Gross
Custodian Fee
Credits
Kansas
$ 2,869
Kentucky
2,738
Michigan
3,195
Missouri
4,321
Ohio
2,647
Wisconsin
237

Notes to Financial Statements
(continued)
and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are
“readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
Kansas
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 255,381,145 $ – $ 255,381,145
Common Stocks – 5,872,567
**
– 5,872,567
Total
$ – $ 261,253,712 $ – $ 261,253,712
Kentucky
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 360,127,815 $ – $ 360,127,815
Total
$ – $ 360,127,815 $ – $ 360,127,815
Michigan
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 331,536,396 $ – $ 331,536,396
Total
$ – $ 331,536,396 $ – $ 331,536,396
Missouri
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 658,981,128 $ – $ 658,981,128
Total
$ – $ 658,981,128 $ – $ 658,981,128
Ohio
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 637,605,478 $ – $ 637,605,478
Common Stocks – 22,948,995
**
– 22,948,995
Total
$ – $ 660,554,473 $ – $ 660,554,473
Wisconsin
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 124,616,201 $ – $ 124,616,201
Common Stocks – 6,606,785
**
– 6,606,785
Total
$ – $ 131,222,986 $ – $ 131,222,986
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.

Notes to Financial Statements
(continued)
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
29,845,000 7,190,000 37,035,000
Michigan
15,200,000 — 15,200,000
Missouri
— — —
Ohio
— 13,125,000 13,125,000
Wisconsin
8,020,000 750,000 8,770,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Kansas
$ — — %
Kentucky
29,845,000 0.74
Michigan
15,200,000 0.71
Missouri
— —
Ohio
— —
Wisconsin
8,020,000 0.76

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under such facilities.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
29,845,000 7,190,000 37,035,000
Michigan
15,200,000 — 15,200,000
Missouri
— — —
Ohio
— 13,125,000 13,125,000
Wisconsin
8,020,000 750,000 8,770,000
Fund
Purchases
Sales and
Maturities
Kansas
$ 43,843,884 $ 58,803,567
Kentucky
60,897,302 68,351,870
Michigan
86,806,178 73,482,286
Missouri
182,709,309 181,761,045
Ohio
138,476,104 152,805,249
Wisconsin
8,049,589 18,469,169

Notes to Financial Statements
(continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/22
Year Ended
5/31/21
Kansas Shares Amount Shares Amount
Shares sold:
Class A 1,381,340 $14,751,259 2,978,347 $32,007,017
Class A - automatic conversion of Class C2 Shares 130,030 1,414,733 30,200 325,949
Class C 100,792 1,087,295 165,974 1,783,509
Class C2
(1)
— — 1,243 13,260
Class I 2,182,707 23,399,694 2,434,292 26,281,615
Shares issued to shareholders due to reinvestment of distributions:
Class A 328,973 3,501,037 349,393 3,755,971
Class C 13,767 146,200 17,170 184,107
Class C2
(1)
— — 11,112 119,047
Class I 169,243 1,805,104 160,778 1,735,084
4,306,852 46,105,322 6,148,509 66,205,559
Shares redeemed:
Class A (4,570,894) (47,599,210) (2,269,382) (24,328,710)
Class C (284,156) (3,009,212) (205,010) (2,202,115)
Class C2
(1)
— — (817,226) (8,770,125)
Class C2 - automatic conversion to Class A Shares (130,150) (1,414,733) (30,252) (325,949)
Class I (2,111,528) (22,230,799) (1,279,399) (13,806,391)
(7,096,728) (74,253,954) (4,601,269) (49,433,290)
Net increase (decrease) (2,789,876) $(28,148,632) 1,547,240 $16,772,269
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Year Ended
5/31/22
Year Ended
5/31/21
Kentucky Shares Amount Shares Amount
Shares sold:
Class A 2,198,558 $24,124,216 2,863,100 $31,937,686
Class A - automatic conversion of Class C Shares — — 3,420 38,200
Class A - automatic conversion of Class C2 Shares 49,796 560,216 30,301 339,332
Class C 134,446 1,486,430 151,028 1,686,721
Class C2
(1)
— — 98 1,075
Class I 2,577,025 28,155,930 2,086,845 23,221,400
Shares issued to shareholders due to reinvestment of distributions:
Class A 568,443 6,190,846 569,505 6,345,587
Class C 12,343 134,511 12,112 134,899
Class C2
(1)
— — 7,127 79,203
Class I 198,429 2,157,994 170,784 1,901,300
5,739,040 62,810,143 5,894,320 65,685,403
Shares redeemed:
Class A (3,812,223) (40,703,998) (2,571,536) (28,614,313)
Class C (219,602) (2,366,002) (89,201) (992,457)
Class C - automatic conversion to Class A Shares — — (3,423) (38,200)
Class C2
(1)
— — (653,987) (7,263,203)
Class C2 - automatic conversion to Class A Shares (49,752) (560,216) (30,285) (339,332)
Class I (2,888,807) (30,339,023) (854,565) (9,496,332)
(6,970,384) (73,969,239) (4,202,997) (46,743,837)
Net increase (decrease) (1,231,344) $(11,159,096) 1,691,323 $18,941,566
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
5/31/22
Year Ended
5/31/21
Michigan Shares Amount Shares Amount
Shares sold:
Class A 1,205,290 $14,286,873 3,070,207 $36,887,691
Class A - automatic conversion of Class C Shares 69 770 — —
Class A - automatic conversion of Class C2 Shares 49,540 599,931 3,079 36,885
Class C 170,506 2,033,475 180,001 2,157,299
Class C2
(1)
— — 68 819
Class I 7,835,124 90,878,523 5,441,498 65,390,333
Shares issued to shareholders due to reinvestment of distributions:
Class A 180,615 2,116,940 189,739 2,279,974
Class C 8,502 99,431 10,689 128,018
Class C2
(1)
— — 1,982 23,747
Class I 331,034 3,871,054 312,084 3,744,999
9,780,680 113,886,997 9,209,347 110,649,765
Shares redeemed:
Class A (2,984,919) (34,345,078) (1,111,907) (13,377,024)
Class C (233,019) (2,705,240) (203,403) (2,437,160)
Class C - automatic conversion to Class A Shares (69) (770) — —
Class C2
(1)
— — (202,065) (2,423,225)
Class C2 - automatic conversion to Class A Shares (49,622) (599,931) (3,084) (36,885)
Class I (6,878,721) (77,498,616) (2,498,325) (30,004,910)
(10,146,350) (115,149,635) (4,018,784) (48,279,204)
Net increase (decrease) (365,670) $(1,262,638) 5,190,563 $62,370,561
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
Year Ended
5/31/22
Year Ended
5/31/21
Missouri Shares Amount Shares Amount
Shares sold:
Class A 5,183,527 $59,429,637 7,934,832 $92,211,107
Class A - automatic conversion of Class C Shares 73 818 1,652 19,102
Class A - automatic conversion of Class C2 Shares 38,569 452,797 3,049 35,405
Class C 149,480 1,706,681 301,156 3,486,423
Class C2
(1)
— — 72 823
Class I 8,434,401 95,236,792 6,421,626 74,534,140
Shares issued to shareholders due to reinvestment of distributions:
Class A 733,166 8,364,928 712,697 8,284,640
Class C 27,083 308,241 31,121 360,156
Class C2
(1)
— — 5,737 66,307
Class I 432,225 4,923,133 396,525 4,603,000
14,998,524 170,423,027 15,808,467 183,601,103
Shares redeemed:
Class A (7,130,962) (79,054,935) (3,077,992) (35,771,620)
Class C (491,781) (5,496,765) (335,535) (3,876,459)
Class C - automatic conversion to Class A Shares (74) (818) (1,652) (19,102)
Class C2
(1)
— — (521,585) (6,022,469)
Class C2 - automatic conversion to Class A Shares (38,700) (452,797) (3,060) (35,405)
Class I (8,786,554) (97,163,827) (4,119,466) (47,781,525)
(16,448,071) (182,169,142) (8,059,290) (93,506,580)
Net increase (decrease) (1,449,547) $(11,746,115) 7,749,177 $90,094,523
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
5/31/22
Year Ended
5/31/21
Ohio Shares Amount Shares Amount
Shares sold:
Class A 4,635,487 $53,608,704 5,126,493 $61,237,435
Class A - automatic conversion of Class C Shares 689 7,766 12,378 146,691
Class A - automatic conversion of Class C2 Shares 93,782 1,124,456 — —
Class C 173,273 2,042,820 332,487 3,946,570
Class C2
(1)
— — 588 7,014
Class I 8,295,060 96,097,842 7,580,377 90,272,337
Shares issued to shareholders due to reinvestment of distributions:
Class A 496,244 5,808,086 630,137 7,520,868
Class C 15,712 183,060 25,124 298,208
Class C2
(1)
— — 10,769 128,220
Class I 495,401 5,770,625 550,205 6,543,405
14,205,648 164,643,359 14,268,558 170,100,748
Shares redeemed:
Class A (7,875,458) (90,440,385) (3,860,976) (46,034,942)
Class C (447,191) (5,157,864) (452,430) (5,377,681)
Class C - automatic conversion to Class A Shares (693) (7,766) — —
Class C2
(1)
— — (905,394) (10,757,108)
Class C2 - automatic conversion to Class A Shares (94,096) (1,124,456) (12,410) (146,691)
Class I (7,994,283) (90,888,939) (3,798,724) (45,185,367)
(16,411,721) (187,619,410) (9,029,934) (107,501,789)
Net increase (decrease) (2,206,073) $(22,976,051) 5,238,624 $62,598,959
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, net operating losses and taxable market discount.
Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
Year Ended
5/31/22
Year Ended
5/31/21
Wisconsin Shares Amount Shares Amount
Shares sold:
Class A 21,332 $225,235 241,908 $2,635,340
Class A - automatic conversion of Class C2 Shares 34,644 384,547 57,969 634,340
Class C 1 8 272 2,945
Class C2
(1)
— — 54 583
Class I 106,204 1,178,560 82,852 900,584
Shares issued to shareholders due to reinvestment of distributions:
Class A 209,608 2,282,020 213,164 2,326,447
Class C 15,208 165,572 16,801 183,350
Class C2
(1)
— — 4,606 50,174
Class I 121,078 1,319,897 125,883 1,375,780
508,075 5,555,839 743,509 8,109,543
Shares redeemed:
Class A (754,660) (8,058,217) (891,248) (9,704,312)
Class C (87,906) (950,884) (129,530) (1,408,976)
Class C2
(1)
— — (276,455) (3,009,788)
Class C2 - automatic conversion to Class A Shares (34,644) (384,547) (57,916) (634,340)
Class I (736,443) (7,942,863) (869,619) (9,499,101)
(1,613,653) (17,336,511) (2,224,768) (24,256,517)
Net increase (decrease) (1,105,578) $(11,780,672) (1,481,259) $(16,146,974)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Kansas
$ 267,290,262 $ 6,386,226 $ (12,422,776) $ (6,036,550)
Kentucky
337,607,123 4,953,247 (12,277,321) (7,324,074)
Michigan
329,181,714 2,702,834 (15,548,586) (12,845,752)
Missouri
666,397,427 9,518,365 (16,934,664) (7,416,299)
Ohio
658,780,517 22,970,041 (21,196,085) 1,773,956
Wisconsin
123,839,468 4,935,843 (5,572,284) (636,441)

Notes to Financial Statements
(continued)
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Kansas
$ 329,887 $ 44,947 $ — $ (6,036,550) $ (7,127,726) $ — $ (495,443) $ (13,284,885)
Kentucky
460,497 — — (7,324,074) (7,571,273) — (716,332) (15,151,182)
Michigan
247,181 — — (12,845,752) (1,769,653) — (592,309) (14,960,533)
Missouri
822,620 — — (7,416,299) (14,173,210) — (1,339,049) (22,105,938)
Ohio
931,222 — — 1,773,956 — (5,356,497) (1,270,865) (3,922,184)
Wisconsin
635,807 — — (636,441) (5,531,189) — (334,592) (5,866,415)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period May 1, 2022 through May 31, 2022 and paid on June 1, 2022.
5/31/22 5/31/21
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Kansas
$ 6,507,737 $ 21,300 $ — $ 7,036,541 $ 10,207 $ —
Kentucky
9,446,418 — — 9,464,176 — —
Michigan
7,033,018 32,329 129,449 7,356,847 — —
Missouri
17,446,335 260,916 — 18,027,906 — —
Ohio
14,661,367 — 427,079 16,434,091 58,376 2,146,115
Wisconsin
4,206,961 — — 4,441,262 9,624 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
Kansas
$ 4,340,886 $ 2,786,840 $ 7,127,726
Kentucky
3,604,773 3,966,500 7,571,273
Michigan
955,163 814,490 1,769,653
Missouri
7,234,137 6,939,073 14,173,210
Ohio
— — —
Wisconsin
2,423,386 3,107,803 5,531,189

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of May 31, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses for Ohio so that total annual Fund operating expenses, (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified only with the approval of shareholders of the Fund.
Average Daily Net Assets Kansas Kentucky Michigan Missouri Ohio Wisconsin
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Kansas
0 .1559%
Kentucky
0 .1559%
Michigan
0 .1559%
Missouri
0 .1653%
Ohio
0 .1595%
Wisconsin
0 .1559%

Notes to Financial Statements
(continued)
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incurred a 0.55% annual
12b-1 distribution fee and a 0.20% annual 12-1 service fee.  Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the Distributor), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Kansas
$ — $ — $ —
Kentucky
— — —
Michigan
— — —
Missouri
37,396,941 41,213,020 (3,714,972)
Ohio
— — —
Wisconsin
— — —
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Kansas
$ 176,995 $ 161,540
Kentucky
277,043 260,325
Michigan
94,589 91,392
Missouri
556,955 531,811
Ohio
244,783 233,775
Wisconsin
— —
Fund
Commission
Advances
(Unaudited)
Kansas
$ 72,679
Kentucky
168,921
Michigan
91,259
Missouri
382,452
Ohio
181,637
Wisconsin
—

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed.  The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period.  Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
Fund
12b-1 Fees
Retained
(Unaudited)
Kansas
$ 12,961
Kentucky
19,400
Michigan
3,276
Missouri
24,215
Ohio
29,076
Wisconsin
1,384
Fund
CDSC
Retained
(Unaudited)
Kansas
$ 22,556
Kentucky
17,575
Michigan
20,371
Missouri
50,112
Ohio
24,720
Wisconsin
—

Notes to Financial Statements
(continued)
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
10. Subsequent Events
Committed Line of Credit
During June 2022, the Participating Funds renewed the standby credit facility through June 2023. In conjunction with this renewal the commitment amount increased from $2.635 billion to $2.700 billion. The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. All other terms remain unchanged.
Fund
Maximum
Outstanding
Balance
Kansas
$ 11,800,000
Kentucky
—
Michigan
7,900,000
Missouri
14,000,000
Ohio
2,300,000
Wisconsin
2,600,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Kansas
14 $ 8,628,571 2.03%
Kentucky
— — —
Michigan
6 7,900,000 2.03
Missouri
4 7,850,000 1.53
Ohio
13 2,300,000 2.03
Wisconsin
15 2,138,771 1.29

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Kansas $ —
Kentucky —
Michigan 129,449
Missouri —
Ohio 427,079
Wisconsin —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities, also known as inverse floaters or tender option bonds
(TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust.
This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value.
Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper Ohio Municipal Debt Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Ohio Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt, U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Glossary of Terms Users in the Report
(Unaudited) (continued)

S&P Municipal Bond Kansas Index:
An index designed to measure the performance of the tax-exempt Kansas municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Kentucky Index:
An index designed to measure the performance of the tax-exempt Kentucky municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Michigan Index:
An index designed to measure the performance of the tax-exempt Michigan municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Missouri Index:
An index designed to measure the performance of the tax-exempt Missouri municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Ohio Index:
An index designed to measure the performance of the tax-exempt Ohio municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Wisconsin Index:
An index designed to measure the performance of the tax-exempt Wisconsin municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds;
management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process and managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and
any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Kansas Municipal Bond Fund (the “Kansas Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2021 and the Fund ranked in the fourth quartile of its
Performance Peer Group for the three-year period ended December 31, 2021, the Fund outperformed its benchmark for the one-year period ended December 31, 2021 and ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the five-
year period ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2022, the Fund outperformed its benchmark for the one-year period ended March 31, 2022 and ranked in the first quartile of its Performance Peer Group for the one- and five-year periods and second quartile for the three-year period ended March 31, 2022.
Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Kentucky Municipal Bond Fund (the “Kentucky Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2021, the Fund outperformed its benchmark for the one-
year period ended December 31, 2021 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period, the first quartile for the three-year period and the second quartile for the five-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Michigan Municipal Bond Fund (the “Michigan Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021, the Fund ranked in the third quartile of its
Performance Peer Group for the one-year period, the second quartile for the three-year period and the first quartile for the five-year period ended
December 31, 2021. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31,
2022, the Fund ranked in the second quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Missouri Municipal Bond Fund (the “Missouri Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2021, the Fund outperformed its benchmark for the one-
year period ended December 31, 2021 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022, the Fund ranked in the first quartile of its Performance Peer Group for such periods. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

For Nuveen Ohio Municipal Bond Fund (the “Ohio Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021, the Fund ranked in the first quartile of its Performance Peer
Group for the one- and five-year periods ended December 31, 2021 and the second quartile of its Performance Peer Group for the three-year period ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2022, the Fund outperformed its benchmark for the one-year period ended March 31, 2022 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Wisconsin Municipal Bond Fund (the “Wisconsin Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021 and March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Kansas Fund, the Michigan Fund and the Wisconsin Fund each had a net management fee that was higher than the respective peer average, but a net expense ratio that was in line with the respective peer average;
(b) the Kentucky Fund and the Missouri Fund each had a net management fee that was higher than the respective peer average, but a net expense ratio that was below the respective peer average; and (c) the Ohio Fund had a net management fee that was in line with its peer average and a net expense ratio that was below its peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include retail and institutional managed accounts, exchange-traded funds (“ETFs”) sub-advised by the
Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and private limited partnerships offered by Nuveen. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to certain ETFs offered outside the Nuveen family.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The
Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and
2020), including the permanent expense cap applicable to the Ohio Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
141
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
141
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
141

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
141
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
141
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
141
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
141

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
141
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
141
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
141
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
141
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
141

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
Jacques M. Longerstaey
1963
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2019 Senior Managing Director, Chief Risk Officer, Nuveen, LLC (since May 2019);
Senior Managing Director (since May 2019) of Nuveen Fund Advisors, LLC;
formerly, Chief Investment and Model Risk Officer, Wealth & Investment
Management Division, Wells Fargo Bank (NA) (2013-2019).
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary
of Nuveen Asset Management, LLC (since 2021); Managing Director of TIAA
SMA Strategies LLC (since 2021); Managing Director (since 2019, formerly, Vice
President and Director), Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director (since 2018), formerly, Vice
President and Director, Associate General Counsel and Assistant Secretary of
Teachers Insurance and Annuity Association of America, Teacher Advisors LLC and
TIAA-CREF Investment Management, LLC; Vice President (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Nuveen Alternative
Advisors LLC; General Counsel and Assistant Secretary of Covariance Capital
Management, Inc. (2014-2017).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; formerly, Vice
President and Assistant Secretary of NWQ Investment Management Company,
LLC (2002-2020), Santa Barbara Asset Management, LLC (2006-2020) and
Winslow Capital Management, LLC (2010-2020); Chartered Financial Analyst.
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-MS6-0522D 2261246-INV-Y-07/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Ms. Stone formerly served on the Board of Directors of CBOE Global Markets, Inc. (formerly, CBOE Holdings, Inc.), the Chicago Board Options Exchange, and the C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended May 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Kansas Municipal Bond Fund	35,975	0	15	0
Nuveen Kentucky Municipal Bond Fund	35,975	0	19	0
Nuveen Missouri Municipal Bond Fund	37,025	0	37	0
Nuveen Michigan Municipal Bond Fund	35,975	0	18	0
Nuveen Ohio Municipal Bond Fund	37,025	0	36	0
Nuveen Wisconsin Municipal Bond Fund	35,975	0	7	0

Total	$217,950	$0	$15	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Kansas Municipal Bond Fund	0%	0%	0%	0%
Nuveen Kentucky Municipal Bond Fund	0%	0%	0%	0%
Nuveen Missouri Municipal Bond Fund	0%	0%	0%	0%
Nuveen Michigan Municipal Bond Fund	0%	0%	0%	0%
Nuveen Ohio Municipal Bond Fund	0%	0%	0%	0%
Nuveen Wisconsin Municipal Bond Fund	0%	0%	0%	0%

May 31, 2021	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Kansas Municipal Bond Fund	31,310	0	0	0
Nuveen Kentucky Municipal Bond Fund	31,525	0	0	0
Nuveen Missouri Municipal Bond Fund	32,580	0	0	0
Nuveen Michigan Municipal Bond Fund	31,410	0	0	0
Nuveen Ohio Municipal Bond Fund	32,670	0	0	0
Nuveen Wisconsin Municipal Bond Fund	30,840	0	0	0

Total	$190,335	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Kansas Municipal Bond Fund	0%	0%	0%	0%
Nuveen Kentucky Municipal Bond Fund	0%	0%	0%	0%
Nuveen Missouri Municipal Bond Fund	0%	0%	0%	0%
Nuveen Michigan Municipal Bond Fund	0%	0%	0%	0%
Nuveen Ohio Municipal Bond Fund	0%	0%	0%	0%
Nuveen Wisconsin Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended May 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust IV	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2021	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust IV	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Kansas Municipal Bond Fund	15	0	0	15
Nuveen Kentucky Municipal Bond Fund	19	0	0	19
Nuveen Missouri Municipal Bond Fund	37	0	0	38
Nuveen Michigan Municipal Bond Fund	18	0	0	18
Nuveen Ohio Municipal Bond Fund	36	0	0	36
Nuveen Wisconsin Municipal Bond Fund	7	0	0	7

Total	$15	$0	$0	$15

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended May 31, 2021	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Providers (all other engagements)	Total
Fund Name
Nuveen Kansas Municipal Bond Fund	0	0	0	0
Nuveen Kentucky Municipal Bond Fund	0	0	0	0
Nuveen Missouri Municipal Bond Fund	0	0	0	0
Nuveen Michigan Municipal Bond Fund	0	0	0	0
Nuveen Ohio Municipal Bond Fund	0	0	0	0
Nuveen Wisconsin Municipal Bond Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: August 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: August 8, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: August 8, 2022